UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05038

Clearwater Investment Trust

 (Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

(Address of principal executive offices) (Zip code)

Stephen G. Simon

Fiduciary Counselling, Inc.

2000 Wells Fargo Place, 30 E. 7th Street

Saint Paul, Minnesota 55101-4930

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:	651-228-0935

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.	Reports to Stockholders

CLEARWATER INVESTMENT TRUST

Clearwater Core Equity Fund
Clearwater Small Companies Fund
Clearwater Tax-Exempt Bond Fund
Clearwater International Fund

Semi-annual Report
for the period ended
June 30, 2017

Management Discussion of Clearwater Funds’ Performance

Clearwater Core Equity Fund

The Clearwater Core Equity Fund seeks long-term growth of capital. Current income, to the extent income is produced by the stocks held by the Fund, is a secondary objective. Under normal market conditions, the Clearwater Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Clearwater Core Equity Fund’s assets are managed in a “multi-manager, multi-style” approach. As of June 30, 2017, the Core Equity Fund had three subadvisers that provided day-to-day management of Fund assets. Parametric Portfolio Associates LLC, (“Parametric”), with approximately 60% of the Fund’s assets, manages its portion of the Fund’s assets to seek investment results that track, before fees and expenses, the investment results of the Russell 1000® Index as closely as possible without requiring the Fund to realize taxable gains. The remaining 40% of the Fund’s assets are divided between AQR Capital Management, LLC (“AQR”) and O’Shaughnessy Asset Management, LLC (“OSAM”), who both utilize an active management style.

2017 Year-To-Date Market Overview:

Domestic large capitalization equities achieved strong single digit returns in the first half of 2017. The dominant factors influencing share prices were slow, yet persistent, growth of the U.S. economy, low (albeit rising) interest rates, and the continued expectation for pro-growth policies under the Trump administration.

2017 Year-To-Date Performance and 2017 Outlook:

The Clearwater Core Equity Fund gained 9.1%, net of fees, in the first half of 2017, compared to an increase of 9.3% for the Russell 1000® Index, the Fund’s benchmark. Parametric, the subadviser that follows a tax-managed passive strategy, slightly outperformed the Fund’s benchmark. Both of the active managers, AQR and OSAM, underperformed the Fund’s benchmark. This was mostly driven by their preference for value stocks, which underperformed in the first half of 2017.

Each of the three subadvisers comment on the performance of their respective portfolios and their outlook for the next six months in the paragraphs below. For comparison of the subadvisers’ capabilities, performance is shown gross of fees. The Fund pays a single advisory fee to Clearwater Management Co., Inc., which in turn pays the subadvisers out of its advisory fee.

Although the overall performance of the Clearwater Core Equity Fund is measured against its benchmark, as stated above, each of the underlying subadvisers may manage their portfolio of the Fund against a different benchmark that aligns more closely with their particular strategy. In each section below, the subadvisers discuss the performance of their portfolios with respect to the benchmark against which their particular portfolio is managed.

AQR Commentary

General Market Overview:

We trade a set of strategies based on the value, momentum, and profitability signals of individual securities that seek a positive expected return versus the appropriate benchmark, in a variety of economic environments. Because our investment approach employs a systematic set of rules based on economic intuition and rigorous testing to ensure they are robust across time, macro environments, and geographies, we typically do not offer general market overviews.

2017 Performance for the 6-month period ending June 30, 2017:

The portion of the Clearwater Core Equity Fund managed by AQR (the “Portfolio”) underperformed the Russell 1000® Index (the “benchmark”) in the first six months of 2017, returning 8.6%, gross of fees, while the benchmark returned 9.3%. Stock selection within sectors detracted from performance while sector selection contributed positively to performance. Poor stock selection in the Consumer Discretionary sector was the primary driver of the underperformance.

2017 Remaining Year Outlook:

In terms of sector positioning we are currently overweight Industrials while being underweight Energy. With respect to long-term attractiveness, we see value as more attractive in the U.S.

OSAM Commentary

General Market Overview:

In focus for the year were two interest rate hikes by the U.S. Federal Reserve, a weakening U.S. dollar, and the anticipated path of the Federal Reserve’s monetary policy. The Russell 1000® Growth Index dominated the Russell 1000® Value Index during the six months ended June 30, 2017. Oil settled 14.3% lower during the period, a continued headwind for the Energy sector (which is also considered a value sector). Because we build portfolios from the bottom up using screening “factors,” we think about performance through the lens of factors first, and through the lens of stocks and industries second. Our industry over and underweights relative to the benchmark result from the factors themselves and are not based on views of the market from a macroeconomic perspective.

2017 Performance for the 6-month period ending June 30, 2017:

The portion of the Clearwater Core Equity Fund managed by OSAM (the “Portfolio”) underperformed the Russell 1000® Index (the “benchmark”) in the first six months of 2017, returning 8.8%, gross of fees, while the benchmark returned 9.3%. The value factor struggled during the period and was the largest detractor from returns. In addition, sector allocation detracted from returns, mainly because of underweight allocations to Information Technology and Health Care and an overweight allocation to Financials. An overweight allocation to the momentum and earnings growth factors contributed to returns. Similarly, an underweight allocation to the yield factor and an allocation to stocks with smaller market capitalizations aided performance. The quality factors had mixed performance overall, yet contributed positively to performance in aggregate. Security selection contributed, driven by strong stock picks within Energy, Telecommunication Services, and Financials.

2017 Remaining Year Outlook:

Based on our key themes, we believe the Portfolio is well positioned versus its benchmark and relative to the overall market. The Portfolio’s companies have higher levels of return on capital, lower reliance on external financing, and trade at deep discounts across a number of valuation factors. The Portfolio’s companies are, in aggregate, returning capital to shareholders (via share repurchases and dividends, which we refer to as the shareholder yield factor) at more than two times the rate of the benchmark (6.2% for the portfolio versus 1.9% for the benchmark). These combined advantages are delivered through a Portfolio which is distinct from the benchmark, and we believe that it represents a unique take on the U.S. equity market.

Parametric Commentary

General Market Overview:

In the first half of 2017, the market continued the rally since Donald Trump’s election. The belief is that his election promises, including tax cuts, mega infrastructure spending and bank deregulation, and the repeal of the Affordable Care Act, will pass through Congress and stimulate the economy in a positive direction (although the rally has had a few bumps). March was particularly volatile, as the Dow Jones Index dropped 238 points on Tuesday, March 21, 2017, when the health care reform stalled in Congress, with the implication that if it fails, then tax reform will also be in danger. This fear evaporated when Medicare reform finally cleared through the House of Representatives on May 4, 2017.

2017 Performance for the 6-month period ending June 30, 2017:

The portion of the Clearwater Core Equity Fund managed by Parametric (the “Portfolio”) outperformed the Russell 1000® Index (the “benchmark”) in the first six months of 2017, returning 9.7%, gross of fees, while the benchmark returned 9.3%. Although Parametric does not actively select stocks, the Portfolio tends to have slight overweights or underweights to certain stocks (relative to the benchmark), driven by the desire to avoid the realization of capital gains. Therefore, the Portfolio may slightly outperform or underperform the benchmark in any given period. For this time period, the Portfolio’s outperformance was attributable to the slight overweight to stocks within the Industrial sector.

2017 Remaining Year Outlook:

In the second half of 2017, uncertainty surrounds the timing and scale of the Federal Reserve’s policy shift to unwind its $4.5 trillion balance sheet. The pace and scale of the tightening of monetary policy will have a great impact on the market. Additionally, a host of market-moving events are on the horizon, such as ongoing geopolitical turmoil, investigations into President Trump, and rising interest rates.

Clearwater Small Companies Fund

The Clearwater Small Companies Fund (the “Fund”) seeks long-term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than $5 billion at the time of purchase. Equity securities consist primarily of exchange-traded common and preferred stocks and convertible securities. The Fund uses a “multi-style, multi-manager” approach with two subadvisers who provide day-to-day management of the Fund and employ distinct investment styles: Kennedy Capital Management Inc. (“Kennedy”) and Keeley-Teton Advisors, LLC. (“Keeley”). At the period ending June 30, 2017, Kennedy and Keeley respectively managed approximately 80% and 20% of the Fund balances.

2017 Year-To-Date Market Overview:

Following very strong returns in 2016, domestic small capitalization equities delivered solid performance during the first half of 2017 but trailed returns from most other major equity segments. While economic conditions in the U.S. and abroad continue to improve, investors in small cap stocks showed slightly less exuberance given the delays in anticipated pro-growth policies proposed by the Trump administration. There was a large gap between small cap growth and small cap value stocks. The Russell 2000® Growth Index gained 10.0%, while the Russell 2000® Value Index managed a slightly positive return of 0.5%.

2017 Performance for the 6-month period ending June 30, 2017:

For the six-month period ending June 30, 2017, the Clearwater Small Companies Fund rose 3.8%, net of fees, compared to a return of 5.0% for the Russell 2000® Index, the Fund’s benchmark. Kennedy’s microcap sub portfolio and small cap sub portfolio both outperformed, but Keeley slightly underperformed the index against which its portfolio is compared. Keeley’s underperformance was mostly the result of poor security selection in the Industrials and Consumer Discretionary sectors. Given the value orientation for Keeley’s portfolio, this was a meaningful drag on the performance of the Fund for the first half of the year.

The two subadvisers to the Fund comment on the performance of their specific portfolios and their outlook for the next six months in the paragraphs below. For comparison of the subadvisers’ capabilities, performance is shown gross of fees. The Fund pays a single advisory fee to Clearwater Management Co., Inc., which in turn pays the subadvisers out of its advisory fee.

Although the overall performance of the Clearwater Small Companies Fund is measured against its benchmark, as stated above, each of the underlying subadvisers may manage their portfolio of the Fund against a different benchmark that aligns more closely with their particular strategy. In each section below, the subadvisers discuss the performance of their portfolios with respect to the benchmark against which their particular portfolio is managed.

Keeley Commentary

General Market Overview:

Improving economic data and core inflation still below the Federal Reserve’s 2% long term goal have helped drive markets into record territory. However, investors seemed to be growing slightly less comfortable with the growth prospects for the US. We are in the eighth year of the economic expansion, and there has been little traction to any of President Trump’s tax, healthcare, regulatory and infrastructure spend reforms that could give a boost to the economy. For the first six months of the year, investors favored the safety of larger-cap stocks and growth. This was demonstrated by the increases of 9.34% in the S&P 500 Index and 9.97% in the Russell 2000® Growth Index. The Russell 2000® Value Index, our primary benchmark was up 0.54%.

2017 Performance for the 6-month period ending June 30, 2017:

The portion of the Clearwater Small Companies Fund managed by Keeley (the “Portfolio”) underperformed the Russell 2000® Value Index (the “benchmark”) in the first six months of 2017, returning negative 0.2%, gross of fees, while the benchmark returned 0.5%. Over this period, the bulk of the underperformance came from stock selection, primarily among Industrials and Consumer Discretionary sectors. However, given the wide dispersion among sector performance within the benchmark (e.g., Energy decreased nearly 30% while Health Care increased nearly 15%), we were able to mitigate some of this underperformance from sector weights, as avoiding Consumer Staples and underweighting the Financials and Energy sectors delivered positive results. The portfolio also benefited from positive stock selection in Utilities, Technology and Materials.

2017 Remaining Year Outlook:

We view this economic environment as generally healthy for small capitalization company fundamentals. Though the new administration is still finding its footing, the likelihood of faster gross domestic product (GDP) growth seems to remain high given President Trump’s focus to drive change. We are not alone in this viewpoint of optimism as current small cap stock valuations are at 19 times earnings, above the upper end of historic norms. In recognition, we have become more selective about new investments, but are content to retain existing positions that demonstrate improving fundamentals and confirm our initial investment theses. We expect that merger and acquisition activity will continue to be centered upon small caps that by nature of their size and narrower business focus, provide less disruptive business integration while offering avenues of growth for constrained mid and large-cap peers. For investors, we believe that such activity can be better captured through active management, as opposed to passive. Our strategy of seeking companies undergoing restructuring, including spin-offs, often leaves these portfolio companies more susceptible to being acquired.

Kennedy Commentary

General Market Overview:

This was a period that seemed to be driven more by actual corporate performance than by political machinations, a rarity of late. Healthcare reform expectations have gyrated, as have tax change proposals. During the latter half of 2016, stocks moved more on loosely supported extrapolations of policy expectations than on fundamentals. As market participants have progressed back towards fundamentals, stock movements have become more rooted in reality. Key items of interest to the market were rising short-term rates (but lower long-term rates), flattening auto sales, and a surprisingly healthy mortgage/housing market. While rising rates likely did not come as a shock to most market observers, this did lead many of us to sharpen our pencils as we thought through impacts to our portfolios.

2017 Performance for the 6-month period ending June 30, 2017:

The portion of the Clearwater Small Companies Fund managed by Kennedy (the “Portfolio”) outperformed the Russell 2000® Index (the “benchmark”) in the first six months of 2017, returning 5.4%, gross of fees, while the benchmark returned 5.0%. Stock selection was a positive contributor during the period, adding 66 basis points of relative performance. Sector allocation weighed on performance during the first half of the year, as we were under-represented in the Health Care sector, which rose sharply during the period. Energy stocks have been under significant pressure, and our underweight has helped relative performance.

2017 Remaining Year Outlook:

The small cap market has had a remarkable run since bottoming in March 2009, but it is important to note that we compete in a relative world. Absolute valuations for small cap stocks have moved higher, but investors are on a continual quest for returns. As small cap investors, we are working to assemble a portfolio of stocks that we believe will generate the best risk-adjusted returns for our investors. There are many ways that we believe companies can create value, including:

1) generating outsized cash flow and reinvesting; or

2) exploiting under-appreciated opportunities to outgrow revenue expectations or improve margins; or

3) using technological or managerial advantage to expand addressable markets or gain share.

We assess all of this within a return on invested capital framework. Of course, these factors are only valuable if they are not properly recognized by others in the market. The stock price is the point on a curve where the supply of shares meets the demand for shares. If a company is able to improve its attractiveness to investors, that equilibrium point tends to move higher (i.e., demand for shares grows).

Clearwater Tax-Exempt Bond Fund

The Clearwater Tax-Exempt Bond Fund (the “Fund”) seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories, and possessions and the District of Columbia. The interest on these securities is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. A subadviser, Sit Fixed Income Advisors II, LLC (“Sit”), provides day to day management for the Fund. It should be noted that the Fund is not a money market fund and is not intended to be a money market fund substitute. Under normal market conditions, the Fund’s investments may be more susceptible than a money market fund to interest rate risk and credit risks relevant to the Fund’s investments.

Sit has provided the commentary below regarding the Clearwater Tax-Exempt Bond Fund. The Fund pays a single advisory fee to Clearwater Management Co., Inc., which in turn pays the subadviser out of its advisory fee.

Sit Commentary

General Market Overview:

Coming off a very difficult post-election period at the end of 2016, tax-exempt fixed income markets rebounded sharply in first half of 2017, as flows into tax-exempt municipal bond funds turned modestly positive, supply moderated (down 16% from first half of 2016) and the yield curve steepened. Specifically, levels of interest rates, especially in the intermediate part of the curve, have fallen in the first half of 2017, with intermediate U.S. Treasury yields down 5-10 basis points, and intermediate tax-exempt yields down 30-45 basis points. Credit fundamentals are generally sound. State and local government tax collections remain generally on the upswing, despite a few notable exceptions such as New Jersey, Connecticut, and Illinois. Chicago showed modest improvement after tax increases implemented last year began taking effect. Puerto Rico related debt took a negative turn in the spring, as the Financial Control Board appointed by President Obama and Congress last autumn took some actions regarded as unfriendly to bondholders’ rights. The situation remains very fluid, and could lead to further volatility in the tax-exempt bond market. The Federal Reserve (the “Fed”) made two 25 basis point hikes in short-term interest rates during the first half of 2017, and a further increase remains a possibility in the second half of 2017. Furthermore, the Fed is preparing to announce its plan to commence reducing its balance sheet in second half of 2017. Given how well these potential moves have been telegraphed, their implementation should not, in our view, have much negative impact on the bond market. Concerns about tax reform, and a potential reduction of the value of the municipal bond tax exemption remain, given that the Trump administration is expected to release its plan this autumn. Thus far, they have had little overall effect on the market.

2017 Performance for the 6-month period ending June 30, 2017:

The Clearwater Tax-Exempt Bond Fund outperformed the Bloomberg Barclays U.S. Municipal Bond Index: 5-Year (4-6) Index (the “benchmark”) in the first six months of 2017, returning 4.4%, net of fees, while the benchmark returned 3.2%. We modestly decreased the Fund’s average life duration, a measure of the Fund’s sensitivity to changes in interest rates, from 5.8 years at the beginning of the year to 5.4 years at the end of the period. For comparison, the benchmark had a duration of 3.9 years at June 30,

2017. The Fund’s yield fell during the period, more than the yield of the index. Revenue bonds and general obligation bonds both delivered strong performance during the first half of 2017, with revenue bonds in the index returning 3.9% for the period, while general obligation bonds in the benchmark returned 3.5%. Furthermore, duration dictated much of the relative performance, as longer duration outperformed intermediate and short duration. Sector allocations had little effect on performance, but credit quality played a role, as lower investment grade rated bonds and non-rated bonds outperformed those of higher credit quality as investors sought yield. The Fund’s performance, due to its longer duration and meaningful exposure to lower investment grade and non-rated bonds, came in well ahead that of its benchmark in the first half of 2017.

2017 Remaining Year Outlook:

We expect growth to accelerate modestly during the second half of 2017, after the slow first quarter. Housing is providing some strength, and employment appears to be steady, although underemployment remains elevated and wage growth is stagnating. The economy has been able to muddle through volatility in oil prices and surprising political developments over the past couple of years, but doesn’t seem able to accelerate to a consistently higher level of growth as is typical after most recessions. We believe that interest rates, while likely to remain low in absolute terms, may rise a bit in second half of 2017, as the Fed ponders when to hike short-term interest rates again and how to begin to unwind its balance sheet. The Treasury yield curve should, in our view, remain relatively steep, with yields rising a bit on the short and intermediate portions of the curve, while the tax-exempt curve flattens similarly. We believe that supply should continue at a manageable level, demand should remain modestly positive and most state and local government finances should remain stable. We expect revenue bonds to continue to be strong performers in the second half of 2017. Puerto Rico related concerns, as well as Connecticut and Illinois, will continue to weigh on the market, however, and could lead to some increase in volatility. Furthermore, potential problems funding retirement pension and healthcare obligations still persist in many places, and remain the subject of many of the negative media reports about the municipal market. Despite the strong performance in the first half of 2017, the Fund’s longer duration and its use of revenue and non-rated bonds have positioned it opportunistically for the economic and interest rate environment that we expect in the second half of 2017.

Clearwater International Fund

The Clearwater International Fund seeks long-term growth of capital. The Fund generally invests at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently has four subadvisers that provide day-to-day management of Fund assets. Parametric Portfolio Associates LLC (“Parametric”) manages its portion of the portfolio (approximately 40%) to mirror the MSCI World Ex U.S.A. Index (net dividends) as closely as possible without requiring the Fund to realize taxable gains. The Fund’s other three subadvisers, Artisan Partners Limited Partnership (“Artisan”), Templeton Investment Counsel, LLC (“Templeton”) and WCM Investment Management (“WCM”), utilize an active management style and manage the remaining 60% of the Fund. Denver Investments (“Denver”), another active subadviser, was terminated in May 2017.

2017 Year-To-Date Market Overview:

International developed market equities recorded very strong low double digit to mid double digit returns in the first six months of 2017. The dominant factors influencing share prices included stronger economic growth in Europe, stimulative monetary policies from the European Central Bank and the Bank of Japan, the impact of slowing growth in China and a continued rise in nationalist populism. Currency adjustments had a significant positive impact on returns for U.S based investors, as major international currencies strengthened against the U.S. dollar. These currency gains increase the returns earned by shareholders because the Clearwater International Fund reports its results in U.S. dollars, after currency adjustments have taken place.

2017 Year-To-Date Performance and 2017 Outlook:

The Clearwater International Fund gained 14.7%, net of fees, during the first six months of 2017, compared to an increase of 12.8% for the MSCI World ex U.S.A. Index (net dividends), the Fund’s benchmark. Parametric, the subadviser that follows a tax-managed passive strategy, matched the performance of the Fund’s benchmark. Three of the Fund’s four active subadvisers outperformed the Fund’s benchmark in the first six months of 2017, while Denver, the other active subadviser, underperformed. The subadvisory contract with Denver was terminated in May; its portion of the Fund’s assets were re-allocated in varying degrees to the remaining three active subadvisers.

Each of the four subadvisers comment on the performance of their specific portions of the portfolio and provide market outlook for the next six months in the paragraphs below. For comparison of the subadvisers’ capabilities, performance is shown gross of fees. The Fund pays a single advisory fee to Clearwater Management Co., Inc., which in turn pays the subadvisers out of its advisory fee.

Although the overall performance of the Clearwater International Fund is measured against its benchmark, as stated above, each of the underlying subadvisers may manage their portfolio of the Fund against a different benchmark that aligns more closely with their particular strategy. In each section below, the subadvisers will discuss the performance of their portfolios with respect to the benchmark against which their particular portfolio is managed.

Artisan Partners Commentary

General Market Overview:

Measured in U.S. dollar terms, the MSCI EAFE Index (net dividends) returned 13.8% during the first six months of 2017. Stocks globally were strong, aided by solid corporate earnings. European markets led the U.S. in the second quarter of 2017, as several noteworthy elections, including France’s presidential and parliamentary elections and the United Kingdom’s snap parliamentary election, seemed to calm investor nerves about the likelihood for near-term dramatic political change. Overall, a weaker U.S. dollar was a boon to U.S. based investors. In local currency terms (before the currency adjustment to U.S. dollar returns), the MSCI EAFE Index returned 7.5% during the period.

2017 Performance for the 6-month period ending June 30, 2017:

The portion of the Clearwater International Fund managed by Artisan (the “Portfolio”) outperformed the MSCI EAFE Index (net dividends) (the “benchmark”), in the first six months of 2017, returning 14.3%, gross of fees, while the benchmark returned 13.8%. Performance of the following stocks had a positive impact on the portfolio during the period: Samsung Electronics, ING Groep, ABB, Tokyo Electron and Medtronic. Notable detractors in the period included: Tesco, Imperial Oil, TGS NOPEC Geophysical, Yahoo Japan and Netmarble Games.

2017 Remaining Year Outlook:

With stocks looking increasingly fairly valued now, we remain selective in our deployment of portfolio capital, as evidenced by our higher-than-average cash balance.

Parametric Commentary

General Market Overview:

In the first half of 2017, the international market had a strong rally, driven both by signs of economic recovery in the Eurozone and France’s election of the pro-European Union centrist Emmanuel Macron over the Far-Right wing leader Marine Le Pen. Macron’s election dispels the concern of dissolution of the European Union, which has been present since the Brexit victory in the United Kingdom. Countries in the Eurozone had particularly strong performance (Austria up 32.8% and Spain up 23.8%). On the other hand, countries depending heavily on resources did not perform very well, dragged down by the weak performance of the energy sector (-4.8%). Canada had a positive 3.2% return while Norway had a positive 5.6% return.

2017 Performance for the 6-month period ending June 30, 2017:

The portion of the Clearwater International Fund managed by Parametric (the “Portfolio”) matched the performance of the MSCI World Ex U.S.A. Index (net dividends), the “benchmark”, in the first six months of 2017, returning 12.8%, gross of fees, while the benchmark also returned 12.8%. Although Parametric does not actively select stocks, the Portfolio tends to have slight overweights or underweights to certain stocks (relative to the benchmark), driven by the desire to avoid the realization of capital gains. Therefore, the Portfolio may slightly outperform or underperform the benchmark in any given period. For this time period, the Portfolio’s slight underperformance in the Materials and Consumer Discretionary sectors was offset by slight outperformance in the Energy sector and in Canadian stocks.

2017 Remaining Year Outlook:

In the second half of 2017, potential market-moving events in the coming months include the Brexit negotiations and the Italian elections. Also, we expect that the pace and scale of the reduction in the U.S. Federal Reserve’s large balance sheet will affect not only the U.S. market, but the rest of the world given that U.S. consumption continues to be a growth driver for the world economy.

Templeton Commentary

General Market Overview:

The global economy generally expanded during the first six months of 2017. In this environment, global developed and emerging market stocks rose, and international small-cap stocks outperformed their larger-cap counterparts. Global markets were aided by improved industrial commodity prices at certain points during the period, generally upbeat economic data across regions, investor optimism about anticipated pro-growth and pro-business policies in the U.S., hopes of tax reforms under the Trump administration, Emmanuel Macron’s election as France’s president and encouraging corporate earnings reports. However, investors expressed concerns about the timing and economic effects of the United Kingdom’s exit from the European Union (also known as “Brexit”) and the U.S. executive order banning entry by people from some Muslim-majority countries. Other headwinds included the health of European banks, concerns about U.S. political turmoil, political uncertainty in the European Union, geopolitical tensions in certain regions, worries about global oversupply in oil production despite a pact to extend cuts, and hawkish comments from key central bankers around the world toward period-end.

2017 Performance for the 6-month period ending June 30, 2017:

The portion of the Clearwater International Fund managed by Templeton (the “Portfolio”) outperformed the MSCI ACWI ex U.S.A. Small Cap Index (net dividends) (the “benchmark”), in the first six months of 2017, returning 20.4%, gross of fees, while the benchmark returned 15.6%. Stock selection in the financials, consumer discretionary, and industrials sectors contributed positively to relative performance for the period. India-based Dewan Housing Finance was a significant contributor, benefiting from a positive shift in sentiment, its low valuation and secular growth opportunity in mortgage finance. Stock selection in the energy and materials sectors detracted from relative performance for the period. Japan-based Dowa Holdings was a significant detractor. The stock doubled in 2016 on the back of recovering zinc prices. We sold shares, and the stock fell as the market prepared for further recovery in the company’s cyclical end markets. Regionally, holdings in Asia and Europe contributed positively to relative performance. Europe has seen an encouraging combination of genuine economic momentum and a political climate now conducive to structural reform. Unemployment recently hit an eight-year low, GDP growth outpaced that of the United States for the first time since the global financial crisis, and corporate profits have solidly accelerated. On the political front, Emmanuel Macron’s victory in the French presidential election (and subsequent success in parliamentary voting) creates a historic opportunity for genuine reform and closer European integration. Stock selection in Canada detracted, with Badger Daylighting and Mullen Group falling in value during the period.

2017 Remaining Year Outlook:

We continue to stress the value of a focus on fundamentals, active stock picking and risk management in the current environment. Overall, we believe global equities offer selectively attractive opportunities and should continue to generate investor interest in a generally lower-yield, lower-return world in which many asset owners are under pressure to meet challenging performance targets. However, we do not think this is the point in the cycle to buy equities indiscriminately. Monetary policy has rarely been so loose and experimental, artificially depressing the price of money and skewing other asset prices, in our analysis. Global debt levels are extremely high, generating what we see as a flood of liquidity that has saturated many financial assets. Stocks appear to have become commoditized into “factor buckets,” and today are often thought of not as ownership stakes in long-term, cash-generating businesses, but instead as high-or-low-beta, high-or-low-quality, defensive-or-aggressive, risk-on-or-off, etc. These are unusual conditions that have created additional challenges for fundamentally-oriented securities analysts. Yet it is our belief that all of these trends are temporary, as price typically converges with value over time and a healthy market needs investors with the ability to facilitate price discovery. After a long fallow period for active value investors, we anticipate a more supportive environment for our investment style in the future. We saw what may have been the initial stages of this market transition last year, when a number of historically under-owned and unloved value stocks re-rated sharply. In the intermediate term, the prevailing tensions between inflationary and deflationary forces, and how central bankers attempt to resolve such tensions, will likely continue to drive markets. We also think investors should be prepared for a potential rise in volatility at some point following an unusually quiet period for global financial markets. However, we believe value should ultimately benefit as policy tensions are eventually resolved and investors refocus on fundamentals.

WCM Commentary

General Market Overview:

So far in 2017, non-U.S. equity indices have outperformed their counterparts in the U.S. Notably, emerging market equities led the way, via double-digit returns in the first quarter of 2017 and the best second quarter performance of the major global equity indices. The traditional growth sectors have made a comeback so far in 2017 following the extreme reflationary trade that occurred in the fourth quarter of 2016.

2017 Performance for the 6-month period ending June 30, 2017:

The portion of the Clearwater International Fund managed by WCM (the “Portfolio”) outperformed the MSCI ACWI ex U.S.A. Index (net dividends), the “benchmark, in the first six months of 2017, returning 20.6%, gross of fees, while the benchmark returned 14.1%. After a positive first quarter of 2017, the traditional growth sectors, such as Technology and Health Care, continued to climb higher in the second quarter of 2017. Consequently, our bottom-up driven sector biases provided a modest tailwind. More significantly, solid, broad-based stock selection was the primary driver of outperformance, once again spotlighting the benefit of positive moat-trajectory businesses (a moat is defined as a company’s competitive advantage) during uncertain markets.

2017 Remaining Year Outlook:

We continue to expect market volatility to be the norm. Rather than trying to predict macro or political events (interest rate moves, regulatory changes, geopolitics, etc.), we think our time is best served preparing for the various outcome scenarios and teeing up our watch list to capitalize on the opportunities that emerge. Most important, we believe our quality growth approach, which we define as growing moats backed by superior cultures and secular tailwinds, is most conducive to volatile environments such as these. Because we are laser-focused on what we believe to be large, high-quality (meaning growing moats even more than clean financials) multinational businesses that have demonstrated their ability to navigate country-specific uncertainty, we are optimistic about our portfolio businesses with respect to turmoil around the world and, as just noted, will take advantage of any short-term market mispricing’s. Our expectation of continued volatility should keep the opportunity set interesting.

Fund Expense Example

(unaudited)

As a shareholder of the Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Small Companies Fund (“Small Companies Fund”), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Small Companies Fund and Tax-Exempt Bond Fund, the “Funds”), you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing costs which the Funds pay directly, you as a shareholder indirectly bear the expenses of any outside exchange traded funds or mutual funds in which the Funds invest. (These are also referred to as “acquired funds” and those indirect expenses represent the Funds’ pro rata portion of the cumulative expense charged by the acquired funds.)

The Example provided is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2017.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period January 1, 2017 through June 30, 2017” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Funds to other mutual funds that charge transaction costs and/or sales charges or redemption fees.

Actual returns	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During the Period January 1, 2017 through June 30, 2017 *
Core Equity Fund	$1,000.00	$1,090.60	$2.07
Small Companies Fund	$1,000.00	$1,037.90	$5.00
Tax-Exempt Bond Fund	$1,000.00	$1,043.70	$1.72
International Fund	$1,000.00	$1,147.40	$3.57

Hypothetical 5% return
(before expenses)

Core Equity Fund	$1,000.00	$1,022.81	$2.01
Small Companies Fund	$1,000.00	$1,019.89	$4.96
Tax-Exempt Bond Fund	$1,000.00	$1,023.11	$1.71
International Fund	$1,000.00	$1,021.47	$3.36

*	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expense ratios for the most recent one-half year period may differ from expense ratios based on one-year data in the Financial Highlights.

The annualized expense ratios are as follows:

Core Equity Fund (a)	0.40%
Small Companies Fund (b)	0.99%
Tax-Exempt Bond Fund (c)	0.34%
International Fund (d)	0.67%

(a)	The expense ratio for the Core Equity Fund represents the blended expense ratio during the six-month period. The management fee of the Fund was decreased through a voluntary waiver to 0.44%, until March 16, 2017, when the voluntary waiver was increased and the expense ratio of the fund became 0.37%.

(b)	The expense ratio for the Small Companies Fund represents the blended expense ratio during the six-month period. The management fee of the Fund was decreased through a voluntary waiver to 1.03%, until March 16, 2017, when the voluntary waiver was increased and the expense ratio of the fund became 0.96%.

(c)	The management fee of the Tax-Exempt Bond Fund was decreased through a voluntary waiver to 0.34%, which remained in effect in the reporting period.

(d)	The expense ratio for the International Fund represents the blended expense ratio during the six-month period. The management fee of the Fund was decreased through a voluntary waiver to 0.70%, until March 16, 2017, when the voluntary waiver was increased and the expense ratio of the fund became 0.65%.

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the Securities and Exchange Commission (the “SEC”) on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-855-684-9144 or by sending a written request to: The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 Attn: Clearwater Investment Trust Funds. These filings are also available on the SEC’s Internet site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The Funds have established Proxy Voting Policies and Procedures (“Policies”) that the Funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling Fiduciary Counselling, Inc. toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc., 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Funds. Form N-PX is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

Clearwater Investment Trust

Financial Statements

For the Six Months Ended June 30, 2017 (unaudited)

Table of Contents

Financial Statements:

1	Statements of Assets and Liabilities
2	Statements of Operations
3	Statements of Changes in Net Assets
4	Financial Highlights
8	Notes to Financial Statements
25	Schedules of Investments
25	Core Equity Fund
38	Small Companies Fund
45	Tax-Exempt Bond Fund
59	International Fund

CLEARWATER INVESTMENT TRUST

Statements of Assets and Liabilities

June 30, 2017 (unaudited)

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at fair value (identified cost: $237,370,891, $294,019,590, $484,539,982 and $423,437,681, respectively)	$494,267,958	347,951,258	505,467,620	578,478,441
Foreign currencies, at value (cost: $390, $0, $0 and $736,255, respectively)	397	-	-	744,748
Cash	-	-	-	-
Receivable for securities sold	8,003,096	2,929,533	1,083,778	122,680
Receivable for shares of beneficial interest sold	-	-	309,200	-
Accrued dividend and interest receivable	531,083	345,682	5,089,120	1,302,679
Foreign tax reclaim receivable	18,326	-	-	1,469,150
Unrealized appreciation on forward foreign currency exchange contracts	-	-	-	9,377
Total assets	502,820,860	351,226,473	511,949,718	582,127,075
Liabilities
Cash Overdraft	4,968,727	-	-	-
Payables for investment securities purchased	2,232,681	5,205,045	4,485,126	137,239
Payable for fund shares redeemed	30,200	16,200	-	31,000
Accrued investment advisory fee	452,768	815,780	424,196	925,095
Payable for dividend distribution	-	-	110,386	-
Unrealized depreciation on forward foreign currency exchange contracts	-	-	-	69,789
Total liabilities	7,684,376	6,037,025	5,019,708	1,163,123
Net assets	$495,136,484	345,189,448	506,930,010	580,963,952
Capital
Capital Stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: 12,130,020, 16,805,183, 50,116,913 and 36,056,571 shares, respectively)	$211,384,203	266,020,618	481,126,831	415,737,967
Undistributed (overdistributed) net investment income	4,578,990	-	5,121,514	5,895,623
Accumulated net realized gain (loss) from investments and foreign currency transactions	22,276,217	25,237,162	(245,973)	4,343,767
Unrealized appreciation of investments and translation of assets and liabilities in foreign currencies	256,897,074	53,931,668	20,927,638	154,986,595
Net assets	$495,136,484	345,189,448	506,930,010	580,963,952
Net asset value per share of outstanding capital stock	$40.82	20.54	10.11	16.11

See accompanying notes to financial statements.	1

CLEARWATER INVESTMENT TRUST

Statements of Operations

for the six months ended June 30, 2017 (unaudited)

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $39,504, $2,491, $0 and $975,216, respectively)	$4,739,864	1,662,438	787,312	8,935,025
Interest	-	-	16,067,615	-
Total income	4,739,864	1,662,438	16,854,927	8,935,025
Expenses:
Investment advisory fee	2,168,265	2,291,449	1,470,565	2,731,532
Voluntary fee reduction	(1,208,774)	(613,038)	(637,244)	(902,604)
Other Expenses	85	85	-	85
Total net expenses	959,576	1,678,496	833,321	1,829,013
Net investment income	3,780,288	(16,058)	16,021,606	7,106,012
Net realized gain (loss) on:
Security transactions	9,494,938	22,294,840	(713,003)	29,609,168
Forward foreign currency exchange contracts	-	-	-	67,575
Foreign currency transactions	-	-	-	14,398
Net increase (decrease) in unrealized appreciation/depreciation on:
Security transactions	28,582,793	(9,585,715)	5,992,045	38,571,568
Forward foreign currency exchange contracts	-	-	-	(279,959)
Translation of other assets and liabilities denominated in foreign currencies	13	-	-	127,223
Net gain (loss) on investments	38,077,744	12,709,125	5,279,042	68,109,973
Net increase (decrease) in net assets resulting from operations	$41,858,032	12,693,067	21,300,648	75,215,985

See accompanying notes to financial statements.	2

CLEARWATER INVESTMENT TRUST

Statements of Changes in Net Assets

for the six months ended June 30, 2017 (unaudited) and the year ended December 31, 2016

	Core Equity Fund		Small Companies Fund
	06/30/2017	12/31/2016	06/30/2017	12/31/2016
Operations:
Net investment income (loss)	$3,780,288	7,374,769	(16,058)	848,536
Net realized gain	9,494,938	32,005,747	22,294,840	11,553,619
Net increase (decrease) in unrealized appreciation/depreciation	28,582,806	5,670,222	(9,585,715)	43,242,489
Net increase in net assets resulting from operations	41,858,032	45,050,738	12,693,067	55,644,644
Distributions to shareholders from:
Net investment income	-	(7,221,912)	-	(903,897)
Net realized gain	-	(19,436,500)	-	(12,145,074)
Total distributions to shareholders	-	(26,658,412)	-	(13,048,971)
Equalization:
Net equalization	-	2,021,880	-	125,173
Capital share transactions:
Proceeds from shares sold	1,983,800	10,473,387	1,168,700	34,485,963
Reinvestment of distributions from net investment income and net realized gain	-	24,636,527	-	12,923,794
Payments for shares redeemed	(15,187,682)	(81,459,509)	(12,065,309)	(46,117,773)
Net increase (decrease) in net assets from capital share transactions	(13,203,882)	(46,349,595)	(10,896,609)	1,291,984
Total increase (decrease) in net assets	28,654,150	(25,935,389)	1,796,458	44,012,830
Net assets:
At the beginning of the year	466,482,334	492,417,723	343,392,990	299,380,160
At the end of the year	$495,136,484	466,482,334	345,189,448	343,392,990
Undistributed net investment income	$4,578,990	-	-	-

	Tax-Exempt Bond Fund		International Fund
	06/30/2017	12/31/2016	06/30/2017	12/31/2016
Operations:
Net investment income	$16,021,606	23,074,963	7,106,012	9,534,698
Net realized gain (loss)	(713,003)	1,657,062	29,691,141	(21,953,873)
Net increase (decrease) in unrealized appreciation/depreciation	5,992,045	(12,178,939)	38,418,832	23,655,177
Net increase in net assets resulting from operations	21,300,648	12,553,086	75,215,985	11,236,002
Distributions to shareholders from:
Net investment income	(12,010,189)	(22,085,107)	-	(9,674,768)
Net realized gain	-	(1,169,087)	-	(12,673)
Total distributions to shareholders	(12,010,189)	(23,254,194)	-	(9,687,441)
Equalization:
Net equalization	-	-	-	-
Capital share transactions:
Proceeds from shares sold	13,163,600	19,338,667	3,514,000	34,599,021
Reinvestment of distributions from net investment income and net realized gain	12,669,281	22,594,801	-	9,687,457
Payments for shares redeemed	(13,049,156)	(59,149,478)	(6,764,859)	(28,020,420)
Net increase (decrease) in net assets from capital share transactions	12,783,725	(17,216,010)	(3,250,859)	16,266,058
Total increase (decrease) in net assets	22,074,184	(27,917,118)	71,965,126	17,814,619
Net assets:
At the beginning of the year	484,855,826	512,772,944	508,998,826	491,184,207
At the end of the year	$506,930,010	484,855,826	580,963,952	508,998,826
Undistributed (overdistributed) net investment income	$5,121,514	1,098,542	5,895,623	(1,591,305)

See accompanying notes to financial statements.	3

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,
	2017
Core Equity Fund	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$37.43	35.57	39.41	37.77	28.81	25.26
Income (loss) from investment operations:
Net investment income	0.32	0.65	0.64	0.60	0.51	0.40
Net realized and unrealized gains (losses)	3.07	3.27	(0.96)	2.91	8.95	3.54
Total from investment operations	3.39	3.92	(0.32)	3.51	9.46	3.94
Less distributions to shareholders from:
Net investment income	-	(0.49)	(0.60)	(0.63)	(0.50)	(0.39)
Net realized gain	-	(1.57)	(2.92)	(1.24)	-	-
Total distributions to shareholders:	-	(2.06)	(3.52)	(1.87)	(0.50)	(0.39)
Net asset value, end of period	$40.82	37.43	35.57	39.41	37.77	28.81
Total return (a)	9.06%	10.98%	(0.71)%	9.23%	32.85%	15.64%
Net assets, end of period (000s omitted)	$495,136	466,482	492,418	541,017	523,042	395,242
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	0.40%	0.43%	0.42%	0.50%	0.50%	0.54%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h)	1.57%	1.63%	1.52%	1.50%	1.51%	1.49%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h)	1.07%	1.16%	1.02%	1.10%	1.11%	1.13%
Portfolio turnover rate (excluding short-term securities)	12.69%	44.11%	94.07%	13.54%	21.07%	22.31%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(c)	Annualized for periods less than one year.

(d)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.37%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.53%.

(e)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 0.44%. Also effective March 16, 2016, the Advisor decreased the voluntary waiver to 0.46%

(f)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, decreased to 0.40%. Also effective March 15, 2015, the Advisor increased the voluntary waiver to 0.50%.

(g)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, decreased to 0.50%. Also effective March 15, 2013, the Advisor increased the voluntary waiver to 0.40%.

(h)	Effective March 15, 2012, the investment advisory fee, net of voluntary waivers, decreased to 0.52%. Also effective March 15, 2012, the Advisor increased the voluntary waiver to 0.38%.

See accompanying notes to financial statements.	4

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,
	2017
Small Companies Fund	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$19.79	17.18	20.30	22.35	18.70	16.91
Income (loss) from investment operations:
Net investment income	0.01	0.07	0.07	0.05	0.05	0.09
Net realized and unrealized gains (losses)	0.74	3.30	(0.90)	1.10	6.30	3.10
Total from investment operations	0.75	3.37	(0.83)	1.15	6.35	3.19
Less distributions to shareholders from:
Net investment income	-	(0.05)	(0.06)	(0.04)	(0.06)	(0.10)
Net realized gain	-	(0.71)	(2.23)	(3.16)	(2.64)	(1.30)
Total distributions to shareholders:	-	(0.76)	(2.29)	(3.20)	(2.70)	(1.40)
Net asset value, end of period	$20.54	19.79	17.18	20.30	22.35	18.70
Total return (a)	3.79%	19.67%	(3.96)%	5.03%	34.01%	19.02%
Net assets, end of period (000s omitted)	$345,189	343,393	299,380	333,888	343,068	281,936
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g)	0.99%	1.02%	0.97%	0.94%	0.95%	1.00%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g)	(0.01)%	0.28%	0.22%	0.24%	0.21%	0.51%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g)	(0.37)%	(0.05)%	(0.16)%	(0.17)%	(0.19)%	0.16%
Portfolio turnover rate (excluding short-term securities)	38.75%	78.82%	58.71%	55.51%	59.84%	59.48%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(c)	Annualized for periods less than one year.

(d)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.96%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.39%.

(e)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 1.03%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.32%.

(f)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, increased to 0.98%. Also effective March 16, 2015, the Adviser decreased the voluntary waiver to 0.37%.

(g)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, decreased to 0.94%. Also effective March 15, 2013, the Adviser increased the voluntary waiver to 0.41%.

See accompanying notes to financial statements.	5	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,
	2017
Tax-Exempt Bond Fund	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.93	10.16	10.16	9.23	10.15	9.62
Income (loss) from investment operations:
Net investment income	0.34	0.46	0.42	0.44	0.46	0.48
Net realized and unrealized gains (losses)	0.10	(0.23)	0.04	0.95	(0.84)	0.53
Total from investment operations	0.44	0.23	0.46	1.39	(0.38)	1.01
Less distributions to shareholders from:
Net investment income	(0.26)	(0.44)	(0.42)	(0.44)	(0.46)	(0.48)
Net realized gain	-	(0.02)	(0.04)	(0.02)	(0.08)	-
Total distributions to shareholders:	(0.26)	(0.46)	(0.46)	(0.46)	(0.54)	(0.48)
Net asset value, end of period	$10.11	9.93	10.16	10.16	9.23	10.15
Total return (a)	4.37%	2.28%	4.73%	15.29%	(3.77)%	10.66%
Net assets, end of period (000s omitted)	$506,930	484,856	512,773	507,982	465,026	527,118
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e)	0.34%	0.34%	0.34%	0.33%	0.34%	0.36%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e)	6.54%	4.54%	4.23%	4.48%	4.78%	4.79%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e)	6.28%	4.28%	3.97%	4.21%	4.52%	4.55%
Portfolio turnover rate (excluding short-term securities)	6.85%	13.48%	18.93%	22.25%	31.65%	28.06%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(c)	Annualized for periods less than one year.

(d)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, increased to 0.34%. Also effective March 16, 2015, the Adviser decreased the voluntary waiver to 0.26%.

(e)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, decreased to 0.33%. Also effective March 15, 2013, the Adviser increased the voluntary waiver to 0.27%.

See accompanying notes to financial statements.	6	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,
	2017
International Fund	(Unaudited)	2016	2015	2014	2013	2012
Net asset value, beginning of period	$14.04	14.02	14.41	15.76	13.33	12.23
Income (loss) from investment operations:
Net investment income	0.20	0.27	0.28	0.35	0.29	0.30
Net realized and unrealized gains (losses)	1.87	0.02	(0.31)	(1.08)	2.62	1.88
Total from investment operations	2.07	0.29	(0.03)	(0.73)	2.91	2.18
Less distributions to shareholders from:
Net investment income	-	(0.27)	(0.28)	(0.36)	(0.34)	(0.31)
Net realized gain	-	- (a)	(0.08)	(0.26)	(0.14)	(0.77)
Total distributions to shareholders:	-	(0.27)	(0.36)	(0.62)	(0.48)	(1.08)
Net asset value, end of period	$16.11	14.04	14.02	14.41	15.76	13.33
Total return (b)	14.74%	2.09%	(0.15)%	(4.70)%	21.85%	17.91%
Net assets, end of period (000s omitted)	$580,964	508,999	491,184	481,943	511,904	408,059
Ratio of expenses, net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	0.67%	0.70%	0.69%	0.67%	0.66%	0.62%
Ratio of expenses, before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss), net of waivers, to average net assets (d), (e), (f), (g), (h), (i)	2.60%	1.90%	1.87%	2.22%	1.99%	2.39%
Ratio of net investment income (loss), before waivers, to average net assets (d), (e), (f), (g), (h), (i)	2.27%	1.60%	1.56%	1.89%	1.65%	2.01%
Portfolio turnover rate (excluding short-term securities)	29.30%	37.21%	18.49%	15.33%	22.54%	72.32%

(a)	Per share amounts from distributions paid from net realized gain were less than $0.01 per share.

(b)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(c)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Annualized for periods less than one year.

(e)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective March 16, 2017, the Advisor increased the voluntary waiver to 0.35%.

(f)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 0.70%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.30%.

(g)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, increased to 0.69%. Also effective March 16, 2015, the Advisor decreased the voluntary waiver to 0.31%.

(h)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, increased to 0.67%. Also effective March 15, 2013, the Adviser decreased the voluntary waiver to 0.33%.

(i)	Effective March 15, 2012, the investment advisory fee, net of voluntary waivers, decreased to 0.60%. Also effective March 15, 2012, the Adviser increased the voluntary waiver to 0.40%.

See accompanying notes to financial statements.	7	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2017

(1)	Organization

Clearwater Investment Trust (the “Trust”) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open end management investment company and presently includes four series: Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Small Companies Fund (“Small Companies Fund”), ClearwaterTax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Small Companies Fund and Tax-Exempt Bond Fund, the “Funds”). Clearwater Management Co., Inc. (the “Adviser”) serves as the investment adviser for each of the Funds and is responsible for the oversight of each of the Fund’s subadvisers. The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future.The investment objective of the Core Equity, Small Companies, and International Funds is long-term capital growth. The investment objective of the Tax-Exempt Bond Fund is high current income that is exempt from United States (“U.S.”) federal income tax, consistent with preservation of capital.

Fiduciary Counselling, Inc. (“FCI”) acts as subadviser to each of the Funds. FCI does not provide day-to-day management, but provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Funds by the Adviser.

The Northern Trust Company serves as the custodian, administrator, accounting services agent and transfer agent for the Trust.

Effective May 18, 2017, the Trust terminated Denver Investments (“Denver”), one of the subadvisers to the Clearwater International Fund.

Under normal market conditions, the Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates, LLC (“Parametric”), AQR Capital Management (“AQR”), and O’Shaughnessy Asset Management (“OSAM”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 60% of the Fund’s total assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund’s two other subadvisers that provide day-to-day management. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that match, before fees and expenses, the investment results of the Russell 1000® Index as closely as possible without requiring the Fund to realize taxable gains. In addition, as noted above, FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

Under normal market conditions, the Small Companies Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than $5 billion at the time of purchase. The equity

8	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2017

securities the Fund invests in consist primarily of exchange traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. It is intended that the Fund holds a portion of its portfolio for more than two years to allow for the change that prompted the relevant security’s purchase to yield results. The Fund uses a “multi-style, multi-manager” approach. The Fund’s Adviser allocates portions of the Fund’s assets between subadvisers who employ distinct investment styles. The Fund currently allocates assets between the following subadvisers who provide day-to-day management for the Fund: Kennedy Capital Management, Inc. (“Kennedy”) and Keeley-Teton Advisors, LLC (“Keeley-Teton”). FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

Under normal market conditions, the Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia.The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its net assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. All exempt interest income may increase certain corporate shareholders’ alternative minimum tax. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund currently has one subadviser that provides day-to-day management for the Fund, Sit Fixed Income Advisers II, LLC (“Sit”). FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

Under normal market conditions, the International Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, exchange-traded funds, and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers. In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts or options in futures contracts for speculative purposes. The Fund uses a “multi-style, multi-manager” approach. The Fund’s assets are allocated to different subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric, Artisan Partners Limited Partnership (“Artisan Partners”), WCM Investment Management (“WCM”) and Templeton Investment Counsel, LLC (“Templeton”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 50% of the Fund’s assets will be allocated to Parametric, and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that match, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

9	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2017

(2)	Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

The significant accounting policies followed by the Funds are as follows:

(a)	Investments in Securities

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities are valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Shares of open end investment companies are valued at their daily net asset value (“NAV”). Shares of closed-end funds and exchange traded funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.

Securities for which no market quotations are readily available (including those for which trading has been suspended), or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the NAV, are valued at fair value as determined in good faith using procedures established by the Board of Trustees. This may occur particularly with respect to certain foreign securities held by the International Fund, whereby the Board of Trustees may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of these foreign securities as of the time the Fund’s NAV is calculated. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. These procedures are used by the Valuation Committee, in accordance with the procedures established by the Board of Trustees, to determine the fair value of the security or securities. Such determinations are then submitted for review and ratification by the Board of Trustees. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

Security transactions are accounted for on the trade date, which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.

10	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2017

(b)	Foreign Currency Translation

The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The costs of purchases, proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.The value of the International Fund’s net assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are recorded within net realized gain (loss) on security transactions and within net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are recorded within net realized gain (loss) on foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S.

(c)	Forward Foreign Currency Exchange Contracts

The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against adverse movements in foreign currency exchange rates, specific transactions or the portfolio position. The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded on forward foreign currency exchange contracts within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations.The International Fund records any realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are recorded within net realized gain (loss) on forward foreign currency exchange contracts on the Statements of Operations. Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the issuer to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The International Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the issuer fails to perform. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.

(d)	Spot Contracts

The International Fund routinely enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate.The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on investment trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal. From time to time, the Core Equity

11	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2017

Fund may also enter into spot contracts in order to make or receive payments due to investment trading activity in a foreign currency on a non-U.S. exchange. Spot contracts are marked-to-market daily at the applicable exchange rates.Any resulting unrealized gains or losses are recorded in translation of other assets and liabilities denominated in foreign currencies within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. Unrealized gains or losses on outstanding spot contracts are recorded in payables for investment securities purchased or receivable for securities sold, respectively, on the Statements of Assets and Liabilities. The Funds record any realized gains or losses at the time the spot contract settles. Realized gains or losses, if any, are included within net realized gain (loss) on foreign currency transactions on the Statements of Operations. Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. The Funds bear the market risk from changes in foreign currency exchange rates.

(e)	Master Limited Partnerships

The Core Equity and International Funds invest in Master Limited Partnerships (“MLPs”). The benefits derived from the Funds’ investments in MLPs are largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Funds were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Funds with respect to their investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Funds must include their allocable share of an MLP’s taxable income in their reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Funds may have to liquidate securities to make required distributions to shareholders.

(f)	Delayed Delivery Transactions and When-Issued Securities

Certain Funds may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Fund will segregate liquid assets on its records in amounts sufficient to meet the purchase price. A Fund may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.

(g)	Short-Term Investments

The Core Equity, Small Companies, Tax-Exempt Bond, and International Funds currently invest in the U.S. Government Select Portfolio, a money market portfolio of Northern Institutional Funds, an investment company advised by Northern Trust Investments, Inc. The U.S. Government Select Portfolio primarily invests in securities issued by the U.S. government, government agencies, and government-sponsored enterprises.

(h)	Recoverable Taxes

The balances disclosed as foreign tax reclaim receivable, if any, represent net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclamation. All reclaims are paid directly to the applicable Funds.

12	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2017

(i)	Federal Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and net realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes.

Management has analyzed the Funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the 2013, 2014, 2015 and 2016 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue. Net investment income and net realized gain (loss) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) were recorded by the Funds. The Trust has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The tax character of distributions paid by the Funds during the years ended December 31, 2016 and 2015 was as follows:

	Tax-Exempt		Ordinary Income
	2016	2015	2016	2015
Core Equity Fund	$-	$-	$5,855,360	$7,656,214
Small Companies Fund	-	-	848,536	2,251,204
Tax-Exempt Bond Fund	21,330,974	21,378,310	97,304	449,770
International Bond	-	-	9,674,768	9,665,584

	Long-Term Capital Gains
	2016	2015
Core Equity Fund	$18,781,172	$37,447,878
Small Companies Fund	12,075,262	32,947,975
Tax-Exempt Bond Fund	1,167,286	1,682,556
International Bond	12,673	2,640,682

13	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2017

As of June 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Undistributed ordinary income	$4,578,991	$2,746,100	$-	$7,695,566
Undistributed tax-exempt income	-	-	5,263,658	-
Undistributed capital gain	22,555,912	23,038,975	591,290	5,304,695
Accumulated capital losses and other	-	-	(947,648)	-
Unrealized appreciation	256,617,378	53,383,755	20,895,879	152,225,724
Total	$283,752,281	$79,168,830	$25,803,179	$165,225,985

Distributions to shareholders from net investment income and net realized gain are determined in accordance with federal income tax regulations, which may differ from such amounts recorded in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Accordingly, the Funds may make reclassifications among certain of their capital accounts in order to reflect the tax treatment for certain permanent differences that exist between federal income tax regulations and U.S. GAAP. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends from investments in Real Estate Investment Trusts (“REITs”) and Partnerships gains and losses. At December 31, 2016, the reclassifications utilized equalization accounting whereby a portion of redemption payments were treated as distributions. These reclassifications have no impact on the total net assets or the NAV per share of the Funds. At June 30, 2017, reclassifications have been recorded among the following capital accounts on the Statements of Assets and Liabilities:

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Undistributed (overdistributed) net investment income	$798,702	$16,058	$11,555	$380,916
Accumulated net realized gain (loss)	(812,167)	(16,058)	(11,555)	(380,916)
Additonal paid-in capital	13,465	-	-	-

(j)	Distributions to Shareholders

Distributions to shareholders from net investment income, if any, are declared annually for the Core Equity, Small Companies, and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares at the direction of the shareholders. During the year ended December 31, 2016, the Core Equity and Small Companies Funds utilized equalization accounting with respect to distributions to shareholders, in order to keep remaining shareholders’ interest in undistributed income from being affected. Such equalization is recorded on the Statements of Changes in Net Assets.

14	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2017

(k)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(l)	Recent Accounting Pronouncements

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Fund’s financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X is August 1, 2017 while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

(m)	Indemnification

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims. The Funds believe that the likelihood of any such claims is remote.

(3)	Fair Value Measurements

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in Note 2(a). These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

15	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing each Fund’s investments and other financial instruments, if any, which are carried at fair value, as of June 30, 2017.

In December 2016, FASB released Accounting Standards Update (“ASU”) 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change.The changes toTopic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. The Funds have adopted ASU 2016-19 for the period ended June 30, 2017.

	Core Equity Fund (a)
	Level 1	Level 2	Level 3	Total
Common Stocks	$491,734,414	$-	$-	$491,734,414
Rights	-	-	1,675	1,675
Short-Term Investments	2,531,869	-	-	2,531,869
Total	$494,266,283	$-	$1,675	$494,267,958

(a)	For the Core Equity Fund, the investment value is comprised of common stocks, rights and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. Two rights were deemed Level 3 classifications, as their trading was suspended pending corporate actions and these rights were valued at period end using internally determined prices.

The Core Equity Fund records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2016.

There were no significant Level 3 valuations for which significant unobservable inputs were used at June 30, 2017.

	Small Companies Fund (b)
	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$69,787,219	$73,684	$-	$69,860,903
All Other Industries	268,692,781	-	-	268,692,781
Short-Term Investments	9,397,574	-	-	9,397,574
Total	$347,877,574	$73,684	$-	$347,951,258

16	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2017

(b)	For the Small Companies Fund, the investment value is comprised of equity securities and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.At June 30, 2017, two securities were valued at their bid prices, resulting in Level 2 classification.

The Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period.At June 30, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2016.

	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$26,452,279	$-	$-	$26,452,279
Municipal Bonds
Airports	-	2,854,090	-	2,854,090
Bond Banks	-	532,295	-	532,295
Development	-	36,162,573	-	36,162,573
Education	-	39,837,013	-	39,837,013
Facilities	-	1,937,012	-	1,937,012
General	-	42,671,914	-	42,671,914
General Obligations	-	22,170,039	-	22,170,039
Higher Education	-	18,691,490	-	18,691,490
Housing	-	31,537,380	-	31,537,380
Medical	-	38,875,358	-	38,875,358
Mello-Roos	-	1,881,898	-	1,881,898
Multifamily Housing	-	37,959,669	-	37,959,669
Nursing Home	-	57,071,613	-	57,071,613
Power	-	3,810,356	-	3,810,356
School District	-	31,365,615	-	31,365,615
Single Family Housing	-	79,740,009	-	79,740,009
Student Loan	-	1,576,153	-	1,576,153
Transportation	-	7,254,771	-	7,254,771
Utilities	-	425,228	-	425,228
Water	-	6,189,942	-	6,189,942
Short-Term Investments	16,470,923	-	-	16,470,923
Total	$42,923,202	$462,544,418	$-	$505,467,620

(c)	For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time theTax-Exempt Bond Fund’s NAV is calculated, including securities for

17	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2017

which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s NAV is calculated.

The Tax-Exempt Bond Fund, records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2017, for the Tax-Exempt Bond Fund, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2016.

There were no significant Level 3 valuations for which significant unobservable inputs were used at June 30, 2017.

	International Fund (d)
	Level 1	Level 2	Level 3	Total
Common Stocks
Thailand	$662,903	$1,069,101	$-	$1,732,004
All other countries	545,915,835	-	-	545,915,835
Convertible Preferred Stocks	93,632	-	-	93,632
Investment Companies	2,169,000	-	-	2,169,000
Master Limited Partnerships	17	-	-	17
Preferred Stocks	4,420,517	-	-	4,420,517
Rights	1,384	-	-	1,384
Short-Term Investments	24,146,052	-	-	24,146,052
Total	$577,409,340	$1,069,101	$-	$578,478,441

(d)	For the International Fund, the investment value is comprised of equity securities, MLPs, investment companies, rights and short-term investments. See the Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity, MLPs and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Shares of open end investment companies are valued at their daily net asset value. Two inactively traded Thailand based securities were valued based on the prices of similar securities resulting in Level 2 classifications. At June 30, 2017, one security was deemed worthless, resulting in Level 3 classification.

International Fund
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$-	$9,377	$-	$-
Liabilities
Forward foreign currency exchange contracts	-	(69,789)	-	-
Net Other Financial Instruments	$-	$(60,412)	$-	$-

The forward foreign currency exchange contracts outstanding at June 30, 2017 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table and on the Statements of Assets and Liabilities.

18	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2017

The International Fund records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2017, there was one transfer from Level 3 to Level 1 classification based on the last traded price of the securities on December 31, 2016.

There were no significant Level 3 valuations for which significant unobservable inputs were used at June 30, 2017.

(4)	Investment Security Transactions

The cost of purchases and proceeds from sales of securities (excluding short-term securities) for the period ended June 30, 2017, were as follows:

	Purchases	Sales
Core Equity Fund	$61,071,043	$70,863,034
Small Companies Fund	128,139,799	131,392,914
Tax-Exempt Bond Fund	36,021,292	32,771,005
International Fund	156,557,002	156,897,365

(5)	Capital Share Transactions

Transactions in capital shares for the six months ended June 30, 2017 and the fiscal year ended December 31, 2016 were as follows:

	Core Equity Fund		Small Companies Fund
	2017	2016	2017	2016
Sold	50,349	300,366	58,369	1,915,674
Issued for reinvestment of distributions	-	652,796	-	655,033
Redeemed	(383,210)	(2,334,337)	(603,552)	(2,643,251)
Net Increase (decrease)	(332,861)	(1,381,175)	(545,183)	(72,544)

	Tax-Exempt Bond Fund		International Fund
	2017	2016	2017	2016
Sold	1,313,315	1,899,036	233,784	2,532,939
Issued for reinvestment of distributions	1,267,483	2,207,354	-	694,441
Redeemed	(1,307,229)	(5,753,602)	(429,238)	(1,998,537)
Net Increase (decrease)	1,273,569	(1,647,212)	(195,454)	1,228,843

19	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2017

(6)	Capital Loss Carryforward

For the period subsequent to October 31, 2016 through the fiscal year ended December 31, 2016, the following Funds incurred capital losses and/or Section 988 currency (gains) and losses yielding a net capital loss which each Fund intends to treat as having been incurred in the following fiscal year:

	Short-Term	Long-Term	Total
Core Equity Fund	$-	$-	$-
Small Companies Fund	-	-	-
Tax-Exempt Bond Fund	112,705	-	112,705
International Fund	-	-	-

At June 30, 2017, the Funds had the following short-term and long-term capital loss carryforwards available to offset future net capital gains which do not expire. Future utilization of the capital loss carryforwards may be limited.

	Short-Term	Long-Term	Total
Core Equity Fund	$-	$-	$-
Small Companies Fund	-	-	-
Tax-Exempt Bond Fund	289,002	548,260	837,262
International Fund	-	-	-

(7)	Expenses and Related-Party Transactions

The Trust has a contract for investment advisory services with the Adviser. Under terms of separate agreements, Core Equity Fund, Small Companies Fund, Tax-Exempt Bond Fund and International Fund each pay an investment advisory fee equal to an annual rate of 0.90%, 1.35%, 0.60% and 1.00%, respectively, of each Fund’s average daily net assets. The Adviser is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. From the beginning of the reporting period until March 15, 2017, the management fees and the corresponding voluntary waivers for the Funds were as follows:

	Management Fees Prior to March 16, 2017
	Management Fee %	Voluntary Waiver %	Net Fee Actually Paid %
Core Equity Fund	0.90	(0.46)	0.44
Small Companies Fund	1.35	(0.32)	1.03
Tax-Exempt Bond Fund	0.60	(0.26)	0.34
International Fund	1.00	(0.30)	0.70

20	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2017

The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. Effective March 16, 2017, the net management fees actually paid for the Core Equity Fund, Small Companies Fund and the International Fund changed due to the Adviser’s modification of the voluntary waivers for those Funds as shown below:

	Management Fees Effective March 16, 2017
	Management Fee%	Voluntary Waiver %	Net Fee Actually Paid %
Core Equity Fund	0.90	(0.53)	0.37
Small Companies Fund	1.35	(0.39)	0.96
Tax-Exempt Bond Fund	0.60	(0.26)	0.34
International Fund	1.00	(0.35)	0.65

The Adviser currently intends to continue these voluntary waivers indefinitely. However, the Adviser may terminate these voluntary arrangements at any time.

In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of any acquired funds in which they invest, such as short-term investments in mutual funds or other investment companies and investments in closed-end funds. Such indirect expenses are not included in any of the reported expense ratios.

The Adviser has entered into subadvisory contracts with independent investment advisory firms for each Fund to provide daily investment management services. The subadvisory fees are based on each subadviser’s proportional net assets it currently manages within each Fund and are paid directly by the Adviser. For each subadviser, the fee schedule is detailed according to the following schedule:

The subadvisory fee for the Core Equity Fund, payable to Parametric, OSAM and AQR is equal to an annual rate of 0.15%, 0.35% and 0.35% of the portions of net assets managed, respectively.

The subadvisory fee for the Small Companies Fund, payable to Kennedy and Keeley-Teton for each of their respective portions of net assets managed is based on the following annual rates:

Kennedy
Up to and including $50 Million	0.85%
Over $50 Million	0.80%

Keeley-Teton
First $2 Million	1.00%
Next $8 Million	0.85%
Over $10 Million	0.70%

21	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2017

The subadvisory fee for the Tax-Exempt Bond Fund, payable to Sit for Sit’s portion of net assets managed is based on the following annual rates:

Sit
Up to and including $20 Million	0.40%
Next $30 Million	0.30%
Next $25 Million	0.25%
Next $175 Million	0.20%
Over $250 Million	0.18%

The subadvisory fee for the International Fund, payable to Parametric and WCM, is equal to an annual rate of 0.15% and 0.80% of the portions of net assets managed, respectively.

The subadvisory fee for the International Fund, payable to Denver, for its portion of net assets managed was based on the following annual rates:

Denver
First $10 Million	1.25%
All assets in excess of $10 Million	0.85%

The subadvisory fee for the International Fund, payable to Artisan Partners and Templeton for each of their respective portions of net assets managed is based on the following annual rates:

Artisan Partners
First $50 Million	0.80%
Next $50 Million	0.60%
All assets in excess of $100 Million	0.50%

Templeton
First $25 Million	0.95%
Next $25 Million	0.85%
Next $50 Million	0.75%
Next $150 Million	0.65%
Next $250 Million	0.55%
Over $500 Million	0.50%

The Adviser has also engaged FCI as a subadviser for each Fund. FCI regularly provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and

22	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2017

subadviser oversight services provided to the Trust by the Adviser. For its services, FCI is compensated with a subadvisory fee payable by the Adviser of 0.20% of each Fund’s average daily net assets, paid on a quarterly basis. FCI is compensated out of the investment advisory fees the Adviser receives from the respective Funds. FCI has agreed to waive the difference between the amount calculated under the subadvisory fee schedule and an amount determined by multiplying the total number of hours worked by FCI in providing services under the subadvisory agreement by an hourly rate that is approved by the Adviser.

(8)	Derivative Instruments

Information concerning the types of derivatives in which the International Fund invests, the objectives for using them and their related risks can be found in Note 2 (c) and (d). Below are the types of derivatives held in the International Fund by location as presented in the Statements of Assets and Liabilities as of June 30, 2017, with additional detail on the net amounts impacting the Statements of Assets and Liabilities. The forward foreign currency exchange contracts presented below are not subject to master netting agreements or other similar agreements.

ASSETS				LIABILITIES
Name of Fund	Derivative Type	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value	Counterparty
International Fund	Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$9,377	Unrealized depreciation on forward foreign currency exchange contracts	$69,789	Northern Trust

The following tables set forth by primary risk exposure the International Fund’s net realized gain (loss) and net increase (decrease) in appreciation/depreciation on forward foreign currency exchange contracts for the six months ended June 30, 2017:

Name of Fund	Derivative Type	Statements of Operations Location	Value	Name of Fund	Derivative Type	Statements of Operations Locations	Value
International Fund	Forward foreign currency exchange contracts	Net realized gain (loss) on forward foreign currency exchange contracts	$67,575	International Fund	Forward foreign currency exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation on forward foreign currency exchange contracts	$(279,959)

23	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2017

Derivative transactions are measured in terms of the notional amount. The following table presents, for the International Fund, the number of transactions and weighted average notional amounts of forward foreign currency exchange contracts, which is indicative of the volume of derivative activity, for the six months ended June 30, 2017.

International Fund
Forward Foreign Currency Exchange Contracts
Number of Transactions	Weighted Average Notional Amount
10	$5,385,154

(9)	Subsequent Events

Management has evaluated subsequent events relating to the Funds through the date the financial statements were available to be issued and has concluded there are no such events or transactions requiring financial statement disclosure and/or adjustments to the financial statements except for the item noted below:

On July 3, 2017, the Board of Trustees approved the Funds to engage ReFlow Fund, LLC (“ReFlow”) for their liquidity program. For a fee, ReFlow provides each Fund with a potential source of cash to meet net shareholder redemptions through share purchases. ReFlow then generally redeems those shares when the Fund experiences net sales. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in kind in accordance with the Fund’s redemption in kind policies. As of the date of this report issuance, the Funds have not commenced any transactions with ReFlow.

24	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
1,500	ADVANCE AUTO PARTS, INC.	$53,557	174,885
6,150	AMAZON.COM, INC.(b)	274,721	5,953,200
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	85,456
1,100	AUTOLIV, INC.(c)	19,410	120,780
498	AUTOZONE, INC.(b)	137,990	284,089
87,423	BEST BUY CO., INC.	3,244,648	5,011,961
1,400	BIG LOTS, INC.	15,477	67,620
4,400	BORGWARNER, INC.	51,799	186,384
750	BRINKER INTERNATIONAL, INC.	10,084	28,575
561	BURLINGTON STORES, INC.(b)	47,657	51,606
300	CABLE ONE, INC.	113,966	213,270
4,168	CARMAX, INC.(b)	50,984	262,834
1,377	CARTER’S, INC.	119,865	122,484
18,017	CBS CORP., CLASS B (NON VOTING)	852,593	1,149,124
3,229	CHARTER COMMUNICATIONS, INC., CLASS A(b)	121,025	1,087,689
4,600	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A	-	22,310
14,667	COACH, INC.	365,135	694,336
83,388	COMCAST CORP., CLASS A	1,440,063	3,245,461
4,600	D.R. HORTON, INC.	22,057	159,022
3,015	DARDEN RESTAURANTS, INC.	180,904	272,677
4,105	DICK’S SPORTING GOODS, INC.	138,642	163,502
3,975	DILLARD’S, INC., CLASS A	222,098	229,318
3,089	DOLLAR GENERAL CORP.	207,226	222,686
8,584	DOLLAR TREE, INC.(b)	203,669	600,193
900	DOMINO’S PIZZA, INC.	90,041	190,377
2,955	EXPEDIA, INC.	207,889	440,147
3,359	FERRARI N.V.(c)	255,443	288,941
7,700	FOOT LOCKER, INC.	294,530	379,456
38,163	FORD MOTOR CO.	164,117	427,044
3,600	GAMESTOP CORP., CLASS A	14,505	77,796
7,977	GAP (THE), INC.	211,934	175,414
7,229	GARMIN LTD.(c)	282,862	368,896
25,054	GENERAL MOTORS CO.	776,816	875,136
25,361	GENTEX CORP.	276,468	481,098
3,450	GENUINE PARTS CO.	102,424	320,022
1,599	GOODYEAR TIRE & RUBBER (THE) CO.	46,171	55,901
19,219	GROUPON, INC.(b)	70,098	73,801
2,000	HANESBRANDS, INC.	9,893	46,320
7,570	HARLEY-DAVIDSON, INC.	86,370	408,931
3,884	HASBRO, INC.	281,693	433,105
30,991	HOME DEPOT (THE), INC.	865,161	4,754,019
305	ILG, INC.	1,053	8,384
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	383,760
19,726	J.C. PENNEY CO., INC.(b)	129,470	91,726
940	JOHN WILEY & SONS, INC., CLASS A	48,495	49,585
43,418	KOHL’S CORP.	1,631,361	1,678,974
6,190	L BRANDS, INC.	70,745	333,579
4,983	LAS VEGAS SANDS CORP.	158,264	318,364
23,720	LEAR CORP.	2,727,443	3,370,138
3,631	LEGGETT & PLATT, INC.	163,555	190,736
2,900	LENNAR CORP., CLASS A	38,266	154,628
783	LIBERTY BROADBAND CORP., CLASS A(b)	1,186	67,174
1,566	LIBERTY BROADBAND CORP., CLASS C(b)	2,222	135,851
1,189	LIBERTY EXPEDIA HOLDINGS, INC., CLASS A(b)	6,215	64,230
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	42,377	187,324
7,374	LIBERTY GLOBAL PLC, CLASS C(b)(c)	51,974	229,921
9,800	LIBERTY INTERACTIVE CORP. QVC GROUP, CLASS A(b)	22,847	240,492
3,132	LIBERTY MEDIA CORP.-LIBERTY SIRIUSXM, CLASS A(b)	2,687	131,481
6,264	LIBERTY MEDIA CORP.-LIBERTY SIRIUSXM, CLASS C(b)	5,109	261,209
1,080	LIBERTY TRIPADVISOR HOLDINGS, INC., CLASS A(b)	3,377	12,528
1,783	LIBERTY VENTURES, SERIES A(b)	7,986	93,233
1,200	LKQ CORP.(b)	14,970	39,540
27,097	MACY’S, INC.	918,170	629,734
5,537	MARRIOTT INTERNATIONAL, INC., CLASS A	73,149	555,416
496	MARRIOTT VACATIONS WORLDWIDE CORP.	3,643	58,404
30,437	MCDONALD’S CORP.	2,795,066	4,661,731
15,865	MELCO RESORTS & ENTERTAINMENT LTD. ADR(c)(d)	331,523	356,169
6,600	MGM RESORTS INTERNATIONAL	54,921	206,514

See accompanying notes to financial statements.	25	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
2,099	MICHAELS (THE) COS., INC.(b)	$45,372	38,874
600	MOHAWK INDUSTRIES, INC.(b)	26,796	145,014
2,049	MURPHY USA, INC.(b)	104,617	151,851
4,600	NETFLIX, INC.(b)	38,319	687,286
4,915	NEWELL BRANDS, INC.	52,223	263,542
2,375	NEWS CORP., CLASS A	7,170	32,538
17,600	NIKE, INC., CLASS B	255,946	1,038,400
4,300	NORDSTROM, INC.	45,233	205,669
117	NVR, INC.(b)	154,454	282,041
2,195	OMNICOM GROUP, INC.	52,802	181,966
2,251	O’REILLY AUTOMOTIVE, INC.(b)	290,427	492,384
1,300	PANERA BREAD CO., CLASS A(b)	60,378	409,032
370	POOL CORP.	34,226	43,501
600	PRICELINE GROUP (THE), INC.(b)	55,053	1,122,312
14,100	PULTEGROUP, INC.	58,797	345,873
2,464	PVH CORP.	205,689	282,128
1,500	RALPH LAUREN CORP.	31,320	110,700
13,677	ROSS STORES, INC.	249,746	789,573
3,903	ROYAL CARIBBEAN CRUISES LTD.	83,046	426,325
3,846	SCRIPPS NETWORKS INTERACTIVE, INC., CLASS A	245,756	262,720
33,788	SIRIUS XM HOLDINGS, INC.	180,766	184,820
689	SIX FLAGS ENTERTAINMENT CORP.	38,181	41,071
28,500	STARBUCKS CORP.	182,045	1,661,835
28,480	TARGET CORP.	1,788,159	1,489,219
5,700	TEGNA, INC.	26,227	82,137
860	TESLA, INC.(b)	22,377	310,985
4,136	THOR INDUSTRIES, INC.	148,062	432,295
1,400	TIFFANY & CO.	35,210	131,418
11,833	TIME WARNER, INC.	232,643	1,188,152
1,829	TIME, INC.	12,640	26,246
11,440	TJX (THE) COS., INC.	176,444	825,625
1,466	TOPBUILD CORP.(b)	11,809	77,801
810	TRIPADVISOR, INC.(b)	13,993	30,942
2,387	TUPPERWARE BRANDS CORP.	142,995	167,639
9,600	TWENTY-FIRST CENTURY FOX, INC., CLASS A	54,697	272,064
730	ULTA BEAUTY, INC.(b)	109,768	209,758
800	UNDER ARMOUR, INC., CLASS A(b)	9,641	17,408
906	UNDER ARMOUR, INC., CLASS C(b)	10,146	18,265
6,800	VF CORP.	87,065	391,680
27,560	WALT DISNEY (THE) CO.	532,656	2,928,250
2,100	WHIRLPOOL CORP.	89,510	402,402
10,325	WYNDHAM WORLDWIDE CORP.	435,839	1,036,733
1,600	WYNN RESORTS LTD.	32,322	214,592
4,416	YUM CHINA HOLDINGS, INC.(b)	9,382	174,123
23,727	YUM! BRANDS, INC.	1,022,518	1,750,104
		28,805,259	66,093,984	13.35%
Consumer Staples:
25,100	ALTRIA GROUP, INC.	94,284	1,869,197
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	426,214
5,832	BROWN-FORMAN CORP., CLASS B	57,343	283,435
8,000	CHURCH & DWIGHT CO., INC.	100,310	415,040
57,881	COCA-COLA (THE) CO.	869,464	2,595,963
1,280	COLGATE-PALMOLIVE CO.	36,019	94,886
1,900	CONAGRA BRANDS, INC.	26,152	67,944
4,600	CONSTELLATION BRANDS, INC., CLASS A	63,227	891,158
8,172	COSTCO WHOLESALE CORP.	290,372	1,306,948
7,625	CVS HEALTH CORP.	236,748	613,507
8,318	DR. PEPPER SNAPPLE GROUP, INC.	307,779	757,853
2,391	ENERGIZER HOLDINGS, INC.	112,183	114,816
3,734	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	358,389
12,400	GENERAL MILLS, INC.	277,056	686,960
3,300	HERBALIFE LTD.(b)	45,262	235,389
1,642	HERSHEY (THE) CO.	60,568	176,302
4,800	HORMEL FOODS CORP.	43,206	163,728
12,980	INGREDION, INC.	1,315,492	1,547,346
4,298	JM SMUCKER (THE) CO.	418,518	508,582
1,550	KIMBERLY-CLARK CORP.	69,760	200,121
5,579	KRAFT HEINZ (THE) CO.	29,025	477,786

See accompanying notes to financial statements.	26	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
26,800	KROGER (THE) CO.	$228,089	624,976
633	LAMB WESTON HOLDINGS, INC.	7,452	27,877
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	68,257
4,114	MOLSON COORS BREWING CO., CLASS B	258,129	355,203
21,438	MONDELEZ INTERNATIONAL, INC., CLASS A	139,524	925,907
6,654	MONSTER BEVERAGE CORP.(b)	172,029	330,571
4,924	NU SKIN ENTERPRISES, INC., CLASS A	174,547	309,424
8,991	PEPSICO, INC.	320,746	1,038,371
28,832	PHILIP MORRIS INTERNATIONAL, INC.	248,821	3,386,318
2,305	PILGRIM’S PRIDE CORP.(b)	49,839	50,526
6,000	PINNACLE FOODS, INC.	219,854	356,400
200	POST HOLDINGS, INC.(b)	4,616	15,530
44,473	PROCTER & GAMBLE (THE) CO.	1,325,131	3,875,822
5,596	REYNOLDS AMERICAN, INC.	27,316	363,964
1,900	SPECTRUM BRANDS HOLDINGS, INC.	176,648	237,576
1,963	SPROUTS FARMERS MARKET, INC.(b)	43,420	44,501
15,381	SYSCO CORP.	485,645	774,126
16,391	TYSON FOODS, INC., CLASS A	599,633	1,026,568
19,650	WALGREENS BOOTS ALLIANCE, INC.	224,986	1,538,791
21,057	WAL-MART STORES, INC.	1,521,316	1,593,594
6,000	WHOLE FOODS MARKET, INC.	64,425	252,660
		11,026,108	30,988,526	6.26%
Energy:
3,346	ANADARKO PETROLEUM CORP.	58,107	151,708
500	APACHE CORP.	18,831	23,965
800	BAKER HUGHES, INC.	24,230	43,608
56	CALIFORNIA RESOURCES CORP.(b)	22	479
9,400	CHESAPEAKE ENERGY CORP.(b)	48,316	46,718
32,795	CHEVRON CORP.	1,428,027	3,421,502
10,831	CHINA PETROLEUM & CHEMICAL CORP. ADR(c)(d)	871,472	851,317
500	CIMAREX ENERGY CO.	32,151	47,005
1,700	CONCHO RESOURCES, INC.(b)	49,632	206,601
23,044	CONOCOPHILLIPS	383,142	1,013,014
3,600	CONSOL ENERGY, INC.(b)	30,888	53,784
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	64,660
1,900	DIAMOND OFFSHORE DRILLING, INC.(b)	28,211	20,577
6,000	DIAMONDBACK ENERGY, INC.(b)	570,297	532,860
9,794	ENBRIDGE, INC.(c)	137,797	389,899
1,300	ENERGEN CORP.(b)	44,343	64,181
3,700	ENSCO PLC, CLASS A(c)	30,808	19,092
9,600	EOG RESOURCES, INC.	62,765	868,992
4,000	EQT CORP.	132,900	234,360
43,051	EXXON MOBIL CORP.	1,607,797	3,475,507
10,158	HALLIBURTON CO.	138,080	433,848
3,100	HELMERICH & PAYNE, INC.	39,003	168,454
2,400	HOLLYFRONTIER CORP.	22,578	65,928
7,312	KINDER MORGAN, INC.	64,699	140,098
2,900	LAREDO PETROLEUM, INC.(b)	31,813	30,508
647	MARATHON PETROLEUM CORP.	34,278	33,858
3,000	MURPHY OIL CORP.	39,255	76,890
2,400	NABORS INDUSTRIES LTD.	28,313	19,536
4,022	NATIONAL OILWELL VARCO, INC.	51,730	132,485
5,095	NEWFIELD EXPLORATION CO.(b)	147,584	145,004
3,800	NOBLE ENERGY, INC.	20,499	107,540
6,000	OCCIDENTAL PETROLEUM CORP.	54,261	359,220
2,000	ONEOK, INC.	27,592	104,320
15,390	PATTERSON-UTI ENERGY, INC.	207,935	310,724
13,372	PHILLIPS 66	156,993	1,105,731
3,200	PIONEER NATURAL RESOURCES CO.	48,507	510,656
2,100	QEP RESOURCES, INC.(b)	28,224	21,210
11,647	RICE ENERGY, INC.(b)	225,553	310,160
2,000	ROWAN COS. PLC, CLASS A(b)	28,555	20,480
13,636	SCHLUMBERGER LTD.	234,840	897,794
1,900	SM ENERGY CO.	38,102	31,407
5,800	SOUTHWESTERN ENERGY CO.(b)	44,631	35,264
1,100	TARGA RESOURCES CORP.	27,709	49,720
11,874	TESORO CORP.	850,649	1,111,406
6,680	TRANSOCEAN LTD.(b)(c)	78,926	54,976

See accompanying notes to financial statements.	27	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
67,868	VALERO ENERGY CORP.	$3,217,924	4,578,375
4,600	WHITING PETROLEUM CORP.(b)	37,134	25,346
5,200	WPX ENERGY, INC.(b)	50,544	50,232
		11,556,412	22,460,999	4.54%
Financials:
82,320	AEGON N.V. (REGISTERED)(c)	450,407	420,655
600	AFFILIATED MANAGERS GROUP, INC.	35,024	99,516
11,757	AFLAC, INC.	621,464	913,284
500	ALLEGHANY CORP.(b)	140,685	297,400
20,390	ALLIANZ S.E. ADR(c)(d)	310,533	403,212
8,100	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	86,630	428,490
15,823	ALLSTATE (THE) CORP.	682,836	1,399,386
19,826	ALLY FINANCIAL, INC.	404,611	414,363
10,133	AMERICAN EXPRESS CO.	257,999	853,604
4,900	AMERICAN FINANCIAL GROUP, INC.	220,290	486,913
6,100	AMERICAN INTERNATIONAL GROUP, INC.	143,498	381,372
28,009	AMERIPRISE FINANCIAL, INC.	2,590,894	3,565,266
5,829	AON PLC(c)	230,910	774,966
9,443	ARCH CAPITAL GROUP LTD.(b)(c)	443,802	880,937
1,600	ARTHUR J. GALLAGHER & CO.	34,040	91,600
3,116	ASSOCIATED BANC-CORP	61,095	78,523
4,900	ASSURANT, INC.	218,575	508,081
14,090	ASSURED GUARANTY LTD.(c)	367,190	588,117
24,328	AXA S.A. ADR(c)(d)	491,239	670,480
4,327	AXIS CAPITAL HOLDINGS LTD.(c)	209,054	279,784
255,260	BANK OF AMERICA CORP.	3,718,923	6,192,608
15,858	BANK OF NEW YORK MELLON (THE) CORP.	483,356	809,075
11,218	BB&T CORP.	330,739	509,409
19,197	BERKSHIRE HATHAWAY, INC., CLASS B(b)	1,870,829	3,251,396
14,590	CAPITAL ONE FINANCIAL CORP.	689,445	1,205,426
21,400	CHARLES SCHWAB (THE) CORP.	186,608	919,344
6,250	CHUBB LTD.(c)	587,621	908,625
17,643	CINCINNATI FINANCIAL CORP.	1,115,506	1,278,235
131	CIT GROUP, INC.	5,356	6,380
45,846	CITIGROUP, INC.	2,267,734	3,066,181
28,921	CITIZENS FINANCIAL GROUP, INC.	1,038,076	1,031,901
3,385	CME GROUP, INC.	342,594	423,937
2,667	COMERICA, INC.	184,080	195,331
500	CREDIT ACCEPTANCE CORP.(b)	86,421	128,570
31,980	DISCOVER FINANCIAL SERVICES	1,283,558	1,988,836
13,477	E*TRADE FINANCIAL CORP.(b)	300,741	512,530
1,527	EAST WEST BANCORP, INC.	85,687	89,452
1,649	EVEREST RE GROUP LTD.(c)	296,126	419,819
71,941	FIFTH THIRD BANCORP	1,381,999	1,867,588
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	149,080
36,400	FIRST HORIZON NATIONAL CORP.	273,237	634,088
1,863	FNF GROUP	21,555	83,518
620	FNFV GROUP(b)	2,893	9,796
8,577	FRANKLIN RESOURCES, INC.	158,011	384,164
12,925	GOLDMAN SACHS GROUP (THE), INC.	1,744,285	2,868,058
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	265,890
38,841	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	1,555,786	2,041,871
102,753	HUNTINGTON BANCSHARES, INC.	1,039,961	1,389,221
505	INTERCONTINENTAL EXCHANGE, INC.	12,819	33,290
2,700	INVESCO LTD.	32,171	95,013
15,903	JANUS HENDERSON GROUP PLC(b)(c)	222,792	526,548
95,202	JPMORGAN CHASE & CO.	4,292,847	8,701,463
50,700	KEYCORP	831,172	950,118
3,752	LEGG MASON, INC.	52,584	143,176
23,233	LINCOLN NATIONAL CORP.	1,184,990	1,570,086
1,300	LOEWS CORP.	10,310	60,853
2,482	M&T BANK CORP.	387,425	401,960
200	MARKEL CORP.(b)	67,789	195,172
7,137	MARSH & MCLENNAN COS., INC.	336,988	556,401
1,300	MERCURY GENERAL CORP.	38,019	70,200
12,161	METLIFE, INC.	444,606	668,125
2,200	MOODY’S CORP.	77,502	267,696
49,528	MORGAN STANLEY	1,664,976	2,206,968

See accompanying notes to financial statements.	28	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
16,662	MSCI, INC.	$1,181,714	1,716,019
5,900	NASDAQ, INC.	240,309	421,791
34,355	NAVIENT CORP.	402,517	572,011
5,552	PACWEST BANCORP	115,642	259,278
15,807	PNC FINANCIAL SERVICES GROUP (THE), INC.	1,128,585	1,973,820
8,040	POPULAR, INC.(c)	229,520	335,348
9,008	PRINCIPAL FINANCIAL GROUP, INC.	378,450	577,143
700	PROASSURANCE CORP.	36,774	42,560
20,637	PROGRESSIVE (THE) CORP.	504,643	909,885
27,632	PRUDENTIAL FINANCIAL, INC.	1,988,535	2,988,124
89,415	REGIONS FINANCIAL CORP.	1,160,173	1,309,036
3,371	REINSURANCE GROUP OF AMERICA, INC.	296,860	432,803
1,379	RENAISSANCERE HOLDINGS LTD.(c)	146,120	191,750
3,151	ROYAL BANK OF CANADA(c)	75,539	228,511
3,600	S&P GLOBAL, INC.	84,305	525,564
7,500	SEI INVESTMENTS CO.	108,537	403,350
10,100	SLM CORP.(b)	36,679	116,150
43,633	SOCIETE GENERALE S.A. ADR(c)(d)	290,839	477,127
1,313	STATE STREET CORP.	105,277	117,816
13,722	SUNTRUST BANKS, INC.	405,753	778,312
26,145	SWISS RE A.G. ADR(c)(d)	573,164	596,890
6,025	SYNCHRONY FINANCIAL	175,642	179,666
4,704	SYNOVUS FINANCIAL CORP.	83,310	208,105
6,349	T. ROWE PRICE GROUP, INC.	125,884	471,159
44,711	TCF FINANCIAL CORP.	725,856	712,693
2,600	TFS FINANCIAL CORP.	25,038	40,222
2,468	TORCHMARK CORP.	145,321	188,802
23,807	TRAVELERS (THE) COS., INC.	1,850,935	3,012,300
30,894	UNUM GROUP	1,064,293	1,440,587
36,223	US BANCORP	1,268,185	1,880,698
6,518	VALIDUS HOLDINGS LTD.(c)	251,458	338,740
1,800	WASHINGTON FEDERAL, INC.	23,535	59,760
85,998	WELLS FARGO & CO.	1,399,550	4,765,149
1,705	WESTERN ALLIANCE BANCORP(b)	83,079	83,886
300	WHITE MOUNTAINS INSURANCE GROUP LTD.	194,754	260,589
6,106	WR BERKLEY CORP.	273,043	422,352
31,613	XL GROUP LTD.(c)	1,267,410	1,384,649
21,862	ZIONS BANCORPORATION	872,605	959,960
		58,302,197	93,995,952	18.98%
Health Care:
12,487	ABBOTT LABORATORIES	246,035	606,993
12,835	ABBVIE, INC.	229,019	930,666
8,291	AETNA, INC.	427,221	1,258,822
4,120	AGILENT TECHNOLOGIES, INC.	181,587	244,357
1,000	AKORN, INC.(b)	32,920	33,540
3,000	ALEXION PHARMACEUTICALS, INC.(b)	58,087	365,010
737	ALIGN TECHNOLOGY, INC.(b)	64,241	110,638
4,359	ALLERGAN PLC	128,625	1,059,629
4,700	ALLSCRIPTS HEALTHCARE SOLUTIONS, INC.(b)	50,008	59,972
7,200	AMERISOURCEBERGEN CORP.	115,968	680,616
18,131	AMGEN, INC.	418,978	3,122,702
7,113	ANTHEM, INC.	270,687	1,338,169
8,439	BAXTER INTERNATIONAL, INC.	397,601	510,897
2,756	BECTON DICKINSON AND CO.	225,345	537,723
6,061	BIOGEN, INC.(b)	267,889	1,644,713
1,225	BIOVERATIV, INC.(b)	2,445	73,708
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	909,216
18,300	BRISTOL-MYERS SQUIBB CO.	420,955	1,019,676
2,145	BRUKER CORP.	43,219	61,862
1,200	C.R. BARD, INC.	72,420	379,332
1,000	CARDINAL HEALTH, INC.	26,001	77,920
12,872	CELGENE CORP.(b)	146,839	1,671,687
9,064	CENTENE CORP.(b)	643,323	724,032
3,600	CERNER CORP.(b)	40,603	239,292
5,700	CIGNA CORP.	89,680	954,123
1,991	COOPER (THE) COS., INC.	489,092	476,685
12,418	DANAHER CORP.	281,939	1,047,955
2,850	DAVITA, INC.(b)	21,812	184,566

See accompanying notes to financial statements.	29	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
5,332	DENTSPLY SIRONA, INC.	$141,306	345,727
9,526	EDWARDS LIFESCIENCES CORP.(b)	248,804	1,126,354
7,544	ELI LILLY & CO.	277,449	620,871
2,700	ENDO INTERNATIONAL PLC(b)(c)	27,801	30,159
36,277	EXPRESS SCRIPTS HOLDING CO.(b)	1,618,176	2,315,924
57,688	GILEAD SCIENCES, INC.	2,464,210	4,083,157
193	HALYARD HEALTH, INC.(b)	3,014	7,581
2,341	HENRY SCHEIN, INC.(b)	154,657	428,450
6,608	HOLOGIC, INC.(b)	92,603	299,871
5,719	HUMANA, INC.	458,731	1,376,106
12,809	IDEXX LABORATORIES, INC.(b)	1,264,911	2,067,629
2,300	ILLUMINA, INC.(b)	98,233	399,096
935	INTUITIVE SURGICAL, INC.(b)	826,672	874,571
23,764	JOHNSON & JOHNSON	1,450,860	3,143,740
1,360	LABORATORY CORP. OF AMERICA HOLDINGS(b)	117,456	209,630
1,400	MALLINCKRODT PLC(b)	60,940	62,734
13,453	MCKESSON CORP.	1,329,699	2,213,557
540	MEDTRONIC PLC(c)	39,216	47,925
43,278	MERCK & CO., INC.	986,667	2,773,687
1,577	METTLER-TOLEDO INTERNATIONAL, INC.(b)	277,694	928,128
700	MYLAN N.V.(b)	25,788	27,174
1,600	PATTERSON COS., INC.	29,864	75,120
1,700	PERRIGO CO. PLC(c)	122,655	128,384
85,500	PFIZER, INC.	680,248	2,871,945
7,644	QUEST DIAGNOSTICS, INC.	651,811	849,707
1,861	QUINTILES IMS HOLDINGS, INC.(b)	112,204	166,559
4,791	RESMED, INC.	129,046	373,075
4,700	STRYKER CORP.	18,139	652,266
1,300	TELEFLEX, INC.	66,613	270,088
6,700	THERMO FISHER SCIENTIFIC, INC.	138,727	1,168,949
1,734	UNITED THERAPEUTICS CORP.(b)	209,805	224,952
26,633	UNITEDHEALTH GROUP, INC.	1,864,799	4,938,291
3,936	UNIVERSAL HEALTH SERVICES, INC., CLASS B	239,148	480,507
1,880	VAREX IMAGING CORP.(b)	19,829	63,544
5,199	VARIAN MEDICAL SYSTEMS, INC.(b)	193,000	536,485
1,445	VEEVA SYSTEMS, INC., CLASS A(b)	55,063	88,593
900	VERTEX PHARMACEUTICALS, INC.(b)	22,441	115,983
4,379	WATERS CORP.(b)	321,839	805,035
4,304	ZIMMER BIOMET HOLDINGS, INC.	233,961	552,634
		22,648,778	58,068,689	11.73%
Industrials:
6,987	3M CO.	417,187	1,454,624
4,565	A.O. SMITH CORP.	187,413	257,146
38,320	ABB LTD. ADR(c)(d)	838,528	954,168
923	ACCO BRANDS CORP.(b)	3,137	10,753
1,657	AECOM(b)	48,445	53,571
4,642	AGCO CORP.	225,963	312,824
900	AIR LEASE CORP.	17,685	33,624
4,088	ALASKA AIR GROUP, INC.	273,119	366,939
1,533	ALLEGION PLC(c)	40,913	124,357
400	AMERCO	120,202	146,424
11,473	AMERICAN AIRLINES GROUP, INC.	432,429	577,321
5,175	AMETEK, INC.	73,221	313,450
9,405	AVIS BUDGET GROUP, INC.(b)	287,066	256,474
23,177	BOEING (THE) CO.	1,553,765	4,583,252
5,205	BWX TECHNOLOGIES, INC.	145,980	253,744
3,208	CARLISLE COS., INC.	135,239	306,043
10,504	CATERPILLAR, INC.	272,491	1,128,760
10,845	CINTAS CORP.	972,969	1,366,904
6,001	CRANE CO.	207,659	476,359
30,324	CSX CORP.	229,953	1,654,477
7,101	CUMMINS, INC.	497,031	1,151,924
7,300	DEERE & CO.	199,160	902,207
80,009	DELTA AIR LINES, INC.	3,081,824	4,299,684
3,195	DONALDSON CO., INC.	117,473	145,500
1,525	DOVER CORP.	40,758	122,336
1,987	DUN & BRADSTREET (THE) CORP.	49,383	214,894
16,537	EATON CORP. PLC	599,246	1,287,075

See accompanying notes to financial statements.	30	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
711	EQUIFAX, INC.	$75,755	97,706
2,280	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	112,692	128,774
8,601	FEDEX CORP.	478,914	1,869,255
4,170	FLUOR CORP.	138,027	190,903
6,209	FORTIVE CORP.	90,098	393,340
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	280,532
1,400	GATX CORP.	24,276	89,978
7,072	GENERAL DYNAMICS CORP.	1,216,492	1,400,963
90,221	GENERAL ELECTRIC CO.	1,438,842	2,436,869
3,752	HD SUPPLY HOLDINGS, INC.(b)	114,664	114,924
360	HERC HOLDINGS, INC.(b)	5,808	14,155
9,188	HONEYWELL INTERNATIONAL, INC.	277,615	1,224,669
2,299	HUBBELL, INC.	159,480	260,178
4,276	HUNTINGTON INGALLS INDUSTRIES, INC.	608,298	796,020
3,871	IDEX CORP.	178,042	437,462
18,672	ILLINOIS TOOL WORKS, INC.	1,389,233	2,674,764
10,505	INGERSOLL-RAND PLC	631,190	960,052
5,384	JACOBS ENGINEERING GROUP, INC.	233,589	292,836
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	191,898
13,203	JETBLUE AIRWAYS CORP.(b)	81,151	301,424
859	JOHNSON CONTROLS INTERNATIONAL PLC	16,341	37,246
2,900	KANSAS CITY SOUTHERN	46,328	303,485
850	KLX, INC.(b)	13,147	42,500
30,023	KOMATSU LTD. ADR(c)(d)	676,360	770,090
3,689	L3 TECHNOLOGIES, INC.	431,514	616,358
600	LENNOX INTERNATIONAL, INC.	17,874	110,184
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	128,926
1,684	LOCKHEED MARTIN CORP.	232,821	467,495
4,800	MANITOWOC (THE) CO., INC.(b)	10,053	28,848
2,475	MANPOWERGROUP, INC.	81,958	276,334
25,346	MASCO CORP.	430,620	968,471
2,181	MSC INDUSTRIAL DIRECT CO., INC., CLASS A	157,499	187,479
1,724	NORDSON CORP.	171,931	209,156
5,702	NORFOLK SOUTHERN CORP.	202,245	693,933
7,965	NORTHROP GRUMMAN CORP.	839,307	2,044,695
2,180	NOW, INC.(b)	21,218	35,054
6,476	OSHKOSH CORP.	222,024	446,067
6,784	OWENS CORNING	282,404	453,985
10,867	PACCAR, INC.	233,323	717,657
6,720	PARKER-HANNIFIN CORP.	597,595	1,073,990
2,519	PENTAIR PLC(c)	73,408	167,614
8,836	QUANTA SERVICES, INC.(b)	189,853	290,881
3,198	RAYTHEON CO.	164,018	516,413
5,049	REPUBLIC SERVICES, INC.	241,005	321,773
6,221	ROCKWELL AUTOMATION, INC.	179,002	1,007,553
1,841	ROCKWELL COLLINS, INC.	46,427	193,452
920	ROLLINS, INC.	24,890	37,453
700	ROPER TECHNOLOGIES, INC.	94,318	162,071
2,300	SNAP-ON, INC.	230,888	363,400
22,401	SOUTHWEST AIRLINES CO.	411,388	1,391,998
5,900	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	238,478	341,846
6,924	STANLEY BLACK & DECKER, INC.	533,158	974,415
1,200	STERICYCLE, INC.(b)	50,064	91,584
5,162	TIMKEN (THE) CO.	171,352	238,742
1,596	TORO (THE) CO.	76,510	110,587
13,852	TRINITY INDUSTRIES, INC.	380,151	388,272
15,000	UNION PACIFIC CORP.	216,086	1,633,650
58,340	UNITED CONTINENTAL HOLDINGS, INC.(b)	3,359,993	4,390,085
3,540	UNITED PARCEL SERVICE, INC., CLASS B	166,527	391,489
3,799	UNITED RENTALS, INC.(b)	315,894	428,185
10,650	UNITED TECHNOLOGIES CORP.	359,588	1,300,471
8,113	USG CORP.(b)	186,246	235,439
1,144	VALMONT INDUSTRIES, INC.	146,411	171,142
180	VERITIV CORP.(b)	1,653	8,100
1,700	W.W. GRAINGER, INC.	74,317	306,901
1,966	WABCO HOLDINGS, INC.(b)	30,197	250,685
1,400	WABTEC CORP.	25,603	128,100
975	WASTE CONNECTIONS, INC.(c)	42,575	62,810
14,368	WASTE MANAGEMENT, INC.	510,838	1,053,893

See accompanying notes to financial statements.	31	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
4,800	WELBILT, INC.(b)	$37,515	90,480
3,065	WESCO INTERNATIONAL, INC.(b)	174,935	175,625
1,600	XYLEM, INC.	30,618	88,688
		31,894,262	63,837,286	12.89%
Information Technology:
5,113	ACCENTURE PLC, CLASS A(c)	322,118	632,376
25,710	ACTIVISION BLIZZARD, INC.	694,834	1,480,125
10,925	ADOBE SYSTEMS, INC.(b)	711,226	1,545,232
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,919	164,373
1,600	ALLIANCE DATA SYSTEMS CORP.	75,650	410,704
4,989	ALPHABET, INC., CLASS A(b)	1,396,880	4,638,174
3,406	ALPHABET, INC., CLASS C(b)	490,985	3,095,134
4,700	AMDOCS LTD.	231,646	302,962
13,014	ANALOG DEVICES, INC.	385,778	1,012,489
6,752	ANSYS, INC.(b)	711,970	821,583
125,752	APPLE, INC.	6,782,023	18,110,803
72,897	APPLIED MATERIALS, INC.	1,965,882	3,011,375
309	ARISTA NETWORKS, INC.(b)	26,320	46,285
2,007	ARRIS INTERNATIONAL PLC(b)	53,668	56,236
4,877	ARROW ELECTRONICS, INC.(b)	267,343	382,454
1,686	AUTODESK, INC.(b)	32,709	169,983
6,866	AUTOMATIC DATA PROCESSING, INC.	370,293	703,490
6,800	BLACK KNIGHT FINANCIAL SERVICES, INC., CLASS A(b)	266,651	278,460
8,300	BOOZ ALLEN HAMILTON HOLDING CORP.	242,633	270,082
4,414	BROADCOM LTD.	248,889	1,028,683
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	257,886
4,166	CA, INC.	117,232	143,602
65,985	CADENCE DESIGN SYSTEMS, INC.(b)	1,953,244	2,209,838
1,900	CARS.COM, INC.(b)	14,708	50,597
5,913	CDK GLOBAL, INC.	295,331	366,961
8,529	CDW CORP.	359,082	533,318
112,891	CISCO SYSTEMS, INC.	655,817	3,533,488
5,974	CITRIX SYSTEMS, INC.(b)	156,224	475,411
718	COGNEX CORP.	38,165	60,958
12,600	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	95,624	836,640
297	COMMERCEHUB, INC., SERIES A(b)	505	5,174
594	COMMERCEHUB, INC., SERIES C(b)	1,003	10,359
7,708	COMMSCOPE HOLDING CO., INC.(b)	227,630	293,135
2,600	CONDUENT, INC.(b)	41,748	41,444
8,308	CORELOGIC, INC.(b)	139,352	360,401
60,478	CORNING, INC.	1,243,236	1,817,364
2,100	CSRA, INC.	60,747	66,675
2,700	CYPRESS SEMICONDUCTOR CORP.	3,261	36,855
1,424	DELL TECHNOLOGIES, INC., CLASS V(b)	41,143	87,021
3,901	DOLBY LABORATORIES, INC., CLASS A	134,600	190,993
6,467	DXC TECHNOLOGY CO.	255,604	496,148
23,460	EBAY, INC.(b)	454,136	819,223
1,640	ECHOSTAR CORP., CLASS A(b)	25,986	99,548
11,266	ELECTRONIC ARTS, INC.(b)	280,102	1,191,042
2,667	F5 NETWORKS, INC.(b)	181,488	338,869
23,600	FACEBOOK, INC., CLASS A(b)	654,660	3,563,128
11,102	FIDELITY NATIONAL INFORMATION SERVICES, INC.	388,684	948,111
8,992	FISERV, INC.(b)	191,173	1,100,081
100	FLEETCOR TECHNOLOGIES, INC.(b)	14,767	14,421
3,800	GLOBAL PAYMENTS, INC.	113,707	343,216
5,000	HARRIS CORP.	189,845	545,400
46,565	HEWLETT PACKARD ENTERPRISE CO.	626,736	772,513
23,508	HP, INC.	388,370	410,920
1,300	IAC/INTERACTIVECORP(b)	78,263	134,212
116,874	INTEL CORP.	1,089,585	3,943,329
2,646	INTERNATIONAL BUSINESS MACHINES CORP.	250,051	407,034
7,490	INTUIT, INC.	447,549	994,747
2,247	IPG PHOTONICS CORP.(b)	183,260	326,040
4,848	JABIL, INC.	98,476	141,513
3,324	JACK HENRY & ASSOCIATES, INC.	349,429	345,264
4,180	JUNIPER NETWORKS, INC.	101,249	116,538
1,425	KEYSIGHT TECHNOLOGIES, INC.(b)	47,146	55,475
952	KLA-TENCOR CORP.	68,542	87,118

See accompanying notes to financial statements.	32	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
12,691	LAM RESEARCH CORP.	$1,207,701	1,794,888
1,441	LEIDOS HOLDINGS, INC.	46,816	74,485
727	LOGMEIN, INC.	9,735	75,972
3,700	MARVELL TECHNOLOGY GROUP LTD.(c)	18,704	61,124
17,000	MASTERCARD, INC.	182,282	2,064,650
4,200	MICROCHIP TECHNOLOGY, INC.	37,797	324,156
33,643	MICRON TECHNOLOGY, INC.(b)	591,055	1,004,580
132,368	MICROSOFT CORP.	1,544,105	9,124,126
9,106	MOTOROLA SOLUTIONS, INC.	806,058	789,854
7,094	NCR CORP.(b)	274,757	289,719
7,726	NETAPP, INC.	286,908	309,426
1,700	NUTANIX, INC., CLASS A(b)	27,690	34,255
26,558	NVIDIA CORP.	1,070,856	3,839,224
18,320	ON SEMICONDUCTOR CORP.(b)	274,983	257,213
60,962	ORACLE CORP.	31,813	3,056,635
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	374,668
2,700	PANDORA MEDIA, INC.(b)	29,529	24,084
4,170	PAYCHEX, INC.	37,984	237,440
7,100	PAYPAL HOLDINGS, INC.(b)	86,971	381,057
2,400	PTC, INC.(b)	82,674	132,288
2,490	QORVO, INC.(b)	111,933	157,667
14,373	QUALCOMM, INC.	378,179	793,677
4,200	RED HAT, INC.(b)	61,669	402,150
2,600	SABRE CORP.	60,052	56,602
7,600	SALESFORCE.COM, INC.(b)	86,710	658,160
40,278	SEAGATE TECHNOLOGY PLC	1,311,480	1,560,773
14,419	SYMANTEC CORP.	71,242	407,337
25,772	SYNOPSYS, INC.(b)	1,555,314	1,879,552
43,500	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(c)(d)	1,319,326	1,520,760
27,303	TE CONNECTIVITY LTD.(c)	1,680,799	2,148,200
13,045	TERADYNE, INC.	248,079	391,741
30,977	TEXAS INSTRUMENTS, INC.	1,129,769	2,383,061
8,792	TRIMBLE, INC.(b)	143,101	313,611
900	TWILIO, INC., CLASS A(b)	27,747	26,199
787	VERSUM MATERIALS, INC.	4,722	25,578
23,200	VISA, INC., CLASS A	395,709	2,175,696
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	129,480
2,800	VMWARE, INC., CLASS A(b)	167,024	244,804
10,700	WESTERN DIGITAL CORP.	491,518	948,020
47,788	WESTERN UNION (THE) CO.	909,994	910,361
15,217	XILINX, INC.	498,562	978,757
3,426	YELP, INC.(b)	113,454	102,849
800	ZILLOW GROUP, INC., CLASS C(b)	29,296	39,208
		45,097,311	109,237,100	22.06%
Materials:
367	ADVANSIX, INC.(b)	1,587	11,465
1,575	AIR PRODUCTS & CHEMICALS, INC.	57,863	225,319
2,627	ALBEMARLE CORP.	138,118	277,254
1,600	ASHLAND GLOBAL HOLDINGS, INC.	23,171	105,456
3,165	AVERY DENNISON CORP.	207,899	279,691
5,128	BALL CORP.	10,015	216,453
4,077	BEMIS CO., INC.	127,121	188,561
2,279	BERRY GLOBAL GROUP, INC.(b)	94,191	129,926
2,464	CABOT CORP.	128,235	131,652
10,588	CELANESE CORP., SERIES A	902,353	1,005,225
3,225	CROWN HOLDINGS, INC.(b)	133,175	192,403
23,253	DOW CHEMICAL (THE) CO.	977,958	1,466,567
11,925	E.I. DU PONT DE NEMOURS & CO.	332,718	962,467
438	EAGLE MATERIALS, INC.	1,727	40,480
3,000	EASTMAN CHEMICAL CO.	58,011	251,970
3,891	ECOLAB, INC.	133,579	516,530
31,354	FREEPORT-MCMORAN, INC.(b)	311,676	376,562
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	497,205
14,436	INTERNATIONAL PAPER CO.	381,262	817,222
34,344	LYONDELLBASELL INDUSTRIES N.V., CLASS A	2,921,620	2,898,290
700	MARTIN MARIETTA MATERIALS, INC.	27,965	155,806
10,115	MONSANTO CO.	47,604	1,197,211

See accompanying notes to financial statements.	33	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
2,400	MOSAIC (THE) CO.	$34,272	54,792
7,400	NEWMONT MINING CORP.	136,530	239,686
6,734	NUCOR CORP.	153,847	389,697
9,110	OWENS-ILLINOIS, INC.(b)	169,939	217,911
3,368	PACKAGING CORP. OF AMERICA	134,861	375,161
17,231	PLATFORM SPECIALTY PRODUCTS CORP.(b)	237,206	218,489
7,972	PPG INDUSTRIES, INC.	180,558	876,601
4,150	PRAXAIR, INC.	119,435	550,082
6,903	RELIANCE STEEL & ALUMINUM CO.	345,937	502,607
700	ROYAL GOLD, INC.	26,033	54,719
9,745	RPM INTERNATIONAL, INC.	228,799	531,590
724	SCOTTS MIRACLE-GRO (THE) CO.	63,975	64,769
1,400	SEALED AIR CORP.	24,528	62,664
1,385	SHERWIN-WILLIAMS (THE) CO.	62,296	486,080
5,997	SONOCO PRODUCTS CO.	194,930	308,366
3,234	SOUTHERN COPPER CORP.(c)	38,445	111,993
46,075	STEEL DYNAMICS, INC.	1,289,023	1,649,946
5,300	TAHOE RESOURCES, INC.	46,375	45,686
8,791	UNITED STATES STEEL CORP.	187,275	194,633
4,392	VALVOLINE, INC.	24,184	104,178
2,100	VULCAN MATERIALS CO.	63,441	266,028
2,242	WESTROCK CO.	24,357	127,032
		10,883,325	19,376,425	3.91%
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	106,711	252,987
3,350	AMERICAN TOWER CORP.	153,516	443,272
3,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	39,421	155,895
1,734	AVALONBAY COMMUNITIES, INC.	193,548	333,223
3,388	BOSTON PROPERTIES, INC.	171,468	416,792
2,600	BRANDYWINE REALTY TRUST	28,512	45,578
900	CAMDEN PROPERTY TRUST	24,065	76,959
2,168	COLONY NORTHSTAR, INC., CLASS A	25,620	30,547
1,545	CORECIVIC, INC.	22,663	42,611
11,000	CORPORATE OFFICE PROPERTIES TRUST	286,815	385,330
4,600	CROWN CASTLE INTERNATIONAL CORP.	191,990	460,828
400	DIGITAL REALTY TRUST, INC.	15,555	45,180
5,200	DOUGLAS EMMETT, INC.	50,620	198,692
1,700	DUKE REALTY CORP.	28,419	47,515
845	EQUINIX, INC.	65,492	362,640
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,684	69,072
5,416	EQUITY RESIDENTIAL	174,162	356,535
875	ESSEX PROPERTY TRUST, INC.	116,032	225,111
900	FEDERAL REALTY INVESTMENT TRUST	48,326	113,751
1,046	FOUR CORNERS PROPERTY TRUST, INC.	9,190	26,265
1,200	GGP, INC.	20,388	28,272
7,000	HCP, INC.	71,129	223,720
1,800	HOSPITALITY PROPERTIES TRUST	23,220	52,470
12,222	HOST HOTELS & RESORTS, INC.	93,479	223,296
678	HOWARD HUGHES (THE) CORP.(b)	20,502	83,286
700	JONES LANG LASALLE, INC.	39,951	87,500
8,201	KIMCO REALTY CORP.	98,033	150,488
4,200	LAMAR ADVERTISING CO., CLASS A	51,171	308,994
1,100	LIBERTY PROPERTY TRUST	23,237	44,781
600	LIFE STORAGE, INC.	49,363	44,460
5,123	MACERICH (THE) CO.	119,645	297,441
1,800	MID-AMERICA APARTMENT COMMUNITIES, INC.	132,698	189,684
4,744	PIEDMONT OFFICE REALTY TRUST, INC., CLASS A	95,694	100,004
10,169	PROLOGIS, INC.	257,893	596,310
1,061	PUBLIC STORAGE	65,830	221,250
6,972	RAYONIER, INC.	74,591	200,585
2,600	REALTY INCOME CORP.	54,846	143,468
3,900	REGENCY CENTERS CORP.	84,090	244,296
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	82,213	119,658
2,100	SBA COMMUNICATIONS CORP.(b)	214,169	283,290
3,300	SENIOR HOUSING PROPERTIES TRUST	47,020	67,452
3,595	SIMON PROPERTY GROUP, INC.	148,165	581,527
1,900	SL GREEN REALTY CORP.	58,203	201,020
800	SUN COMMUNITIES, INC.	56,769	70,152

See accompanying notes to financial statements.	34	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont’d):
2,100	TAUBMAN CENTERS, INC.	$57,233	125,055
4,100	UDR, INC.	65,319	159,777
1,300	URBAN EDGE PROPERTIES	18,730	30,849
1,800	VENTAS, INC.	63,969	125,064
800	VORNADO REALTY TRUST	36,178	75,120
2,497	WASHINGTON PRIME GROUP, INC.	14,504	20,900
2,100	WEINGARTEN REALTY INVESTORS	29,916	63,210
4,600	WELLTOWER, INC.	274,468	344,310
4,916	WEYERHAEUSER CO.	64,713	164,686
		4,386,138	9,761,158	1.97%
Telecommunication Services:
69,502	AT&T, INC.	1,284,948	2,622,310
13,691	CENTURYLINK, INC.	335,750	326,941
34,600	FRONTIER COMMUNICATIONS CORP.	59,945	40,136
17,421	KT CORP. ADR(c)(d)	265,449	289,885
6,710	LEVEL 3 COMMUNICATIONS, INC.(b)	159,907	397,903
35,430	NIPPON TELEGRAPH & TELEPHONE CORP. ADR(c)(d)	1,530,847	1,669,462
50,003	SPRINT CORP.(b)	361,355	410,525
14,763	TELEFONICA S.A. ADR(c)(d)	144,224	153,388
1,900	TELEPHONE & DATA SYSTEMS, INC.	50,350	52,725
11,912	TELSTRA CORP. LTD. ADR(c)(d)	190,123	196,786
17,545	T-MOBILE US, INC.(b)	753,602	1,063,578
700	UNITED STATES CELLULAR CORP.(b)	26,446	26,824
27,083	VERIZON COMMUNICATIONS, INC.	772,249	1,209,527
900	ZAYO GROUP HOLDINGS, INC.(b)	31,068	27,810
		5,966,263	8,487,800	1.72%
Utilities:
2,000	ALLIANT ENERGY CORP.	24,835	80,340
1,600	AMEREN CORP.	40,872	87,472
2,100	AMERICAN ELECTRIC POWER CO., INC.	64,051	145,887
1,735	AQUA AMERICA, INC.	22,973	57,775
13,200	AVANGRID, INC.	502,113	582,780
5,800	CENTERPOINT ENERGY, INC.	66,308	158,804
13,300	CMS ENERGY CORP.	259,708	615,125
5,589	CONSOLIDATED EDISON, INC.	362,768	451,703
8,862	DOMINION ENERGY, INC.	284,452	679,095
2,800	DTE ENERGY CO.	132,386	296,212
7,651	DUKE ENERGY CORP.	257,468	639,547
8,525	EDISON INTERNATIONAL	182,117	666,570
3,064	ENTERGY CORP.	60,101	235,223
4,961	EVERSOURCE ENERGY	125,492	301,182
2,800	GREAT PLAINS ENERGY, INC.	43,498	81,984
6,778	MDU RESOURCES GROUP, INC.	175,744	177,584
900	NATIONAL FUEL GAS CO.	20,790	50,256
4,400	NEXTERA ENERGY, INC.	204,691	616,572
6,900	NISOURCE, INC.	43,973	174,984
4,800	OGE ENERGY CORP.	43,344	166,992
500	ONE GAS, INC.	3,925	34,905
5,900	PG&E CORP.	79,340	391,583
2,400	PINNACLE WEST CAPITAL CORP.	71,637	204,384
700	PPL CORP.	10,384	27,062
1,200	PUBLIC SERVICE ENTERPRISE GROUP, INC.	51,552	51,612
4,800	SCANA CORP.	166,536	321,648
3,200	SEMPRA ENERGY	174,757	360,800
9,700	SOUTHERN (THE) CO.	228,467	464,436
9,841	UGI CORP.	246,543	476,403
1,600	VECTREN CORP.	77,182	93,504
6,420	WEC ENERGY GROUP, INC.	137,909	394,060
1,400	WESTAR ENERGY, INC.	25,767	74,228
5,793	XCEL ENERGY, INC.	79,584	265,783
		4,271,267	9,426,495	1.90%
	Sub-total Common Stocks:	234,837,320	491,734,414	99.31%
Rights:
Consumer Staples:
1,600	CASA LEY (CONTINGENT VALUE RIGHTS)(b)(e)	1,624	1,624

See accompanying notes to financial statements.	35	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
1,600	PROPERTY DEVELOPMENT CENTERS LLC (CONTINGENT VALUE RIGHTS)(b)(e)	$78	51
		1,702	1,675	0.00%
	Sub-total Rights:	1,702	1,675	0.00%
Short-Term Investments:

2,531,869	NORTHERN INSTITUTIONAL FUNDS -U.S. GOVERNMENT SELECT PORTFOLIO, 0.82%(f)	2,531,869	2,531,869
	Sub-total Short-Term Investments:	2,531,869	2,531,869	0.51%
	Grand total(g)	$237,370,891	494,267,958	99.82%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of June 30, 2017, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 4.40% of net assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 1.80% of net assets as of June 30, 2017.
(e)	This is a Level 3 security.

(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2016, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $2,797,986 with net sales of $266,117 during the six months ended June 30, 2017.

(g)	At June 30, 2017, the cost for Federal income tax purposes was $237,650,586. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$258,710,684
Gross unrealized depreciation	(2,093,312)
Net unrealized appreciation	$256,617,372

See accompanying notes to financial statements.	36	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2017 (unaudited)

Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)

See accompanying notes to financial statements.	37	(Continued)

CLEARWATER INVESTMENT TRUST

 Schedule of Investments - Clearwater Small Companies Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
83,196	1-800-FLOWERS.COM, INC., CLASS A(b)	$806,337	811,161
116,468	BBX CAPITAL CORP.	537,147	766,359
221,420	BLACK DIAMOND, INC.(b)	1,287,441	1,472,443
40,200	BLOOMIN’ BRANDS, INC.	859,418	853,446
109,481	BRAVO BRIO RESTAURANT GROUP, INC.(b)	918,390	503,613
76,884	CALLAWAY GOLF CO.	811,163	982,577
15,326	CARRIAGE SERVICES, INC.	281,361	413,189
12,400	CITI TRENDS, INC.	228,922	263,128
110,405	CLUBCORP HOLDINGS, INC.	1,711,896	1,446,305
11,975	COOPER-STANDARD HOLDINGS, INC.(b)	1,117,698	1,207,918
9,067	CROCS, INC.(b)	66,118	69,907
8,642	CSS INDUSTRIES, INC.	225,877	226,075
121,600	DENNY’S CORP.(b)	616,940	1,431,232
1,813	DINEEQUITY, INC.	78,436	79,863
21,824	EMMIS COMMUNICATIONS CORP., CLASS A(b)	72,136	62,853
66,407	FIESTA RESTAURANT GROUP, INC.(b)	1,565,885	1,371,305
151,288	FULL HOUSE RESORTS, INC.(b)	340,576	369,143
25,563	HELEN OF TROY LTD.(b)	2,175,025	2,405,478
12,143	HORIZON GLOBAL CORP.(b)	172,917	174,373
13,496	IROBOT CORP.(b)	386,654	1,135,553
19,064	JAMBA, INC.(b)	173,168	148,509
28,282	LCI INDUSTRIES	2,638,635	2,896,077
21,365	LIBERTY TAX, INC.	264,938	276,677
38,267	LITHIA MOTORS, INC., CLASS A	2,728,187	3,605,899
2,640	LUBY’S, INC.(b)	7,709	7,418
17,532	M/I HOMES, INC.(b)	425,027	500,539
49,998	MARINEMAX, INC.(b)	957,156	977,461
23,226	MARRIOTT VACATIONS WORLDWIDE CORP.	1,442,133	2,734,861
100,444	MOTORCAR PARTS OF AMERICA, INC.(b)	2,720,872	2,836,539
111,763	NEW HOME (THE) CO., INC.(b)	1,185,520	1,281,922
30,956	NEXSTAR MEDIA GROUP, INC., CLASS A	1,599,553	1,851,169
19,500	PENSKE AUTOMOTIVE GROUP, INC.	444,310	856,245
147,725	PINNACLE ENTERTAINMENT, INC.(b)	1,721,168	2,919,046
16,803	RED LION HOTELS CORP.(b)	111,607	123,502
20,987	SALEM MEDIA GROUP, INC., CLASS A	121,799	149,008
21,889	SUMMER INFANT, INC.(b)	37,428	38,962
65,128	TILE SHOP HOLDINGS, INC.	1,107,063	1,344,893
40,500	TIME, INC.	948,120	581,175
41,111	TOPBUILD CORP.(b)	1,077,306	2,181,761
32,863	TOWN SPORTS INTERNATIONAL HOLDINGS, INC.(b)	83,515	154,456
80,100	TRI POINTE GROUP, INC.(b)	1,247,792	1,056,519
49,408	UNIFI, INC.(b)	1,337,064	1,521,766
39,677	US AUTO PARTS NETWORK, INC.(b)	123,417	128,157
6,177	VAIL RESORTS, INC.	217,265	1,252,881
33,700	VISTA OUTDOOR, INC.(b)	1,395,641	758,587
8,700	VISTEON CORP.(b)	799,368	887,922
23,556	WINNEBAGO INDUSTRIES, INC.	618,132	824,460
		39,794,230	47,942,332	13.89%
Consumer Staples:
18,867	CALAVO GROWERS, INC.	1,300,753	1,302,766
12,287	CHEFS’ WAREHOUSE (THE), INC.(b)	173,383	159,731
15,141	COFFEE HOLDING CO., INC.(b)	69,125	67,529
30,531	FARMER BROTHERS CO.(b)	979,027	923,563
59,758	MEDIFAST, INC.	1,897,848	2,478,164
8,699	MGP INGREDIENTS, INC.	442,465	445,128
29,358	NATURAL GROCERS BY VITAMIN COTTAGE, INC.(b)	299,273	242,791
130,555	S&W SEED CO.(b)	588,802	541,803
84,214	SUNOPTA, INC.(b)(c)	550,154	858,983
18,487	TREEHOUSE FOODS, INC.(b)	1,287,061	1,510,203
		7,587,891	8,530,661	2.47%
Energy:
19,900	BASIC ENERGY SERVICES, INC.(b)	754,616	495,510
47,936	CARRIZO OIL & GAS, INC.(b)	1,312,318	835,045
25,600	DELEK US HOLDINGS, INC.	656,633	676,864
38,311	GREEN PLAINS, INC.	880,879	787,291
52,521	OIL STATES INTERNATIONAL, INC.(b)	1,667,890	1,425,945
41,998	PACIFIC ETHANOL, INC.(b)	283,615	262,488

See accompanying notes to financial statements.	38	(Continued)

CLEARWATER INVESTMENT TRUST

 Schedule of Investments - Clearwater Small Companies Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
18,953	PAR PACIFIC HOLDINGS, INC.(b)	$310,022	341,912
32,600	PARSLEY ENERGY, INC., CLASS A(b)	603,699	904,650
48,191	PBF ENERGY, INC., CLASS A	1,337,194	1,072,732
50,970	SM ENERGY CO.	1,812,388	842,534
115,000	SRC ENERGY, INC.(b)	1,162,601	773,950
		10,781,855	8,418,921	2.44%
Financials:
82,695	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,529,167	2,173,225
10,000	AMERICAN NATIONAL BANKSHARES, INC.	278,633	369,500
47,873	AMERIS BANCORP	1,573,386	2,307,479
45,813	ANWORTH MORTGAGE ASSET CORP.	236,653	275,336
25,823	ARES COMMERCIAL REAL ESTATE CORP.	332,335	338,023
18,335	ATLAS FINANCIAL HOLDINGS, INC.(b)	239,765	273,191
2,379	AUBURN NATIONAL BANCORPORATION, INC.	78,025	88,951
7,234	BANCORP 34, INC.(b)	92,415	101,276
33,800	BANCORPSOUTH, INC.	987,567	1,030,900
19,555	BANK MUTUAL CORP.	150,209	178,928
57,784	BANKFINANCIAL CORP.	701,689	862,137
35,802	BANKUNITED, INC.	1,063,822	1,206,885
80,991	BOFI HOLDING, INC.(b)	1,582,584	1,921,107
20,800	BOK FINANCIAL CORP.	1,018,062	1,749,904
25,115	BRIDGE BANCORP, INC.	729,849	836,329
4,117	BSB BANCORP, INC.(b)	86,034	120,422
11,779	BYLINE BANCORP, INC.(b)	223,801	236,168
6,659	CAPITAL SOUTHWEST CORP.	105,347	107,077
9,700	CB FINANCIAL SERVICES, INC.	256,088	253,170
1,352	CBT FINANCIAL CORP.	47,374	50,024
11,491	CENTRAL VALLEY COMMUNITY BANCORP	221,257	254,641
24,901	CITIZENS COMMUNITY BANCORP, INC.	331,121	348,116
17,810	CIVISTA BANCSHARES, INC.	369,000	371,873
24,906	CNB FINANCIAL CORP.	479,061	596,997
21,000	COLUMBIA BANKING SYSTEM, INC.	818,311	836,850
17,739	COMMUNITY BANKERS TRUST CORP.(b)	96,216	146,347
53,622	DONEGAL GROUP, INC., CLASS A	869,936	852,590
56,248	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	1,237,295	1,291,454
4,656	EAGLE BANCORP MONTANA, INC.	85,607	84,274
23,314	EMC INSURANCE GROUP, INC.	437,681	647,663
31,948	ENTERPRISE FINANCIAL SERVICES CORP.	1,345,935	1,303,478
3,022	EQUITY BANCSHARES, INC., CLASS A(b)	96,310	92,594
36,915	ESSA BANCORP, INC.	502,020	543,389
9,436	FARMERS CAPITAL BANK CORP.	341,826	363,758
19,986	FARMERS NATIONAL BANC CORP.	209,675	289,797
195,298	FIFTH STREET FINANCE CORP.	819,980	949,148
50,893	FIFTH STREET SENIOR FLOATING RATE CORP.	407,661	414,778
7,584	FIRST BANCORP	158,271	237,076
7,886	FIRST BANK	89,900	91,872
1,110	FIRST FINANCIAL NORTHWEST, INC.	17,032	17,904
10,335	FIRST GUARANTY BANCSHARES, INC.	227,440	281,525
13,187	FIRST MID-ILLINOIS BANCSHARES, INC.	332,404	451,523
86,772	FNB CORP.	1,147,304	1,228,692
3,173	FOUR OAKS FINCORP, INC.	52,279	59,018
100,386	HANMI FINANCIAL CORP.	2,424,168	2,855,982
48,620	HERITAGE COMMERCE CORP.	560,431	669,984
23,206	HERITAGE FINANCIAL CORP.	319,950	614,959
70,100	HILLTOP HOLDINGS, INC.	1,352,287	1,837,321
7,073	HOME BANCORP, INC.	198,149	300,744
105,542	HOPE BANCORP, INC.	2,277,182	1,968,358
12,657	HOPFED BANCORP, INC.	170,383	186,184
8,611	HORIZON BANCORP	200,855	226,900
17,100	IBERIABANK CORP.	918,723	1,393,650
6,230	INVESTAR HOLDING CORP.	132,388	142,667
94,800	KEARNY FINANCIAL CORP.	1,130,182	1,407,780
61,792	LCNB CORP.	1,048,398	1,235,840
37,415	LEGACYTEXAS FINANCIAL GROUP, INC.	1,195,691	1,426,634
15,898	MACKINAC FINANCIAL CORP.	217,467	222,572
21,142	MB FINANCIAL, INC.	893,445	931,094
4,929	MIDLAND STATES BANCORP, INC.	113,417	165,220
30,518	MIDWESTONE FINANCIAL GROUP, INC.	1,010,766	1,034,255

See accompanying notes to financial statements.	39	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
3,000	MSB FINANCIAL CORP.(b)	$48,797	52,650
37,487	MTGE INVESTMENT CORP.	651,215	704,756
3,394	NATIONAL BANKSHARES, INC.	124,286	138,475
85,636	NEW MOUNTAIN FINANCE CORP.	1,239,661	1,246,004
3,572	NORWOOD FINANCIAL CORP.	123,227	150,917
34,214	OCEANFIRST FINANCIAL CORP.	963,843	927,884
71,500	OPUS BANK	1,647,908	1,730,300
2,925	ORRSTOWN FINANCIAL SERVICES, INC.	62,731	66,836
21,777	PEOPLES BANCORP OF NORTH CAROLINA, INC.	569,138	688,153
2,786	PEOPLES FINANCIAL SERVICES CORP.	113,733	121,832
5,032	PEOPLE’S UTAH BANCORP	94,093	134,858
14,123	PREMIER FINANCIAL BANCORP, INC.	264,322	291,075
51,800	PROVIDENT FINANCIAL SERVICES, INC.	921,469	1,314,684
86,852	RESOURCE CAPITAL CORP.	786,708	883,285
3,636	SALISBURY BANCORP, INC.	137,808	150,712
6,126	SELECT BANCORP, INC.(b)	72,779	74,860
8,494	SHORE BANCSHARES, INC.	121,529	139,726
27,030	SI FINANCIAL GROUP, INC.	281,989	435,183
6,841	SIERRA BANCORP	128,495	167,947
3,654	SOUND FINANCIAL BANCORP, INC.	108,989	111,264
27,411	SOUTHERN MISSOURI BANCORP, INC.	716,495	884,279
21,949	SOUTHERN NATIONAL BANCORP OF VIRGINIA, INC.	351,599	386,302
31,560	STATE BANK FINANCIAL CORP.	837,168	855,907
92,050	STERLING BANCORP	2,076,537	2,140,162
43,197	STIFEL FINANCIAL CORP.(b)	2,204,156	1,986,198
18,250	SUMMIT STATE BANK	237,124	237,250
791	SUN BANCORP, INC.	18,608	19,498
2,366	SUNCREST BANK(b)	23,755	23,660
6,751	SUNSHINE BANCORP, INC.(b)	128,151	143,864
33,379	SUTHERLAND ASSET MANAGEMENT CORP.	426,196	495,678
24,500	SYNOVUS FINANCIAL CORP.	599,104	1,083,880
7,475	TGR FINANCIAL, INC.(b)	62,961	71,012
18,694	TRICO BANCSHARES	489,736	657,094
13,125	UMB FINANCIAL CORP.	653,778	982,537
1,612	UNITED BANCSHARES, INC.	34,382	37,479
15,843	UNITED FINANCIAL BANCORP, INC.	208,917	264,420
23,102	UNITY BANCORP, INC.	333,593	397,354
9,751	UNIVEST CORP. OF PENNSYLVANIA	224,017	292,042
23,069	VALIDUS HOLDINGS LTD.(c)	1,185,683	1,198,896
60,924	WALKER & DUNLOP, INC.(b)	1,176,846	2,974,919
34,350	WEBSTER FINANCIAL CORP.	1,631,714	1,793,757
23,162	WEST BANCORPORATION, INC.	489,054	547,781
		58,742,503	69,860,903	20.24%
Health Care:
30,819	ALBANY MOLECULAR RESEARCH, INC.(b)	662,950	668,772
2,845	ANI PHARMACEUTICALS, INC.(b)	143,139	133,146
4,398	ANIKA THERAPEUTICS, INC.(b)	199,807	216,997
1,294	BIOTELEMETRY, INC.(b)	38,534	43,284
59,439	CAMBREX CORP.(b)	2,923,738	3,551,480
54,584	CAPITAL SENIOR LIVING CORP.(b)	893,289	830,223
17,067	COMPUTER PROGRAMS & SYSTEMS, INC.	509,688	559,798
32,782	CUTERA, INC.(b)	654,345	849,054
34,145	DIGIRAD CORP.	160,020	138,287
18,266	EMERGENT BIOSOLUTIONS, INC.(b)	547,393	619,400
64,800	ENSIGN GROUP (THE), INC.	1,307,171	1,410,696
7,354	HEALTHSTREAM, INC.(b)	161,198	193,557
142,388	HMS HOLDINGS CORP.(b)	2,283,201	2,634,178
25,058	ICON PLC(b)(c)	1,233,098	2,450,422
13,146	ICU MEDICAL, INC.(b)	1,779,314	2,267,685
31,473	MAGELLAN HEALTH, INC.(b)	2,112,521	2,294,382
57,860	OMNICELL, INC.(b)	2,038,623	2,493,766
158,204	PEREGRINE PHARMACEUTICALS, INC.(b)	64,818	96,188
93,980	PREMIER, INC., CLASS A(b)	3,086,770	3,383,280
36,509	PRESTIGE BRANDS HOLDINGS, INC.(b)	1,879,838	1,928,040
80,877	STREAMLINE HEALTH SOLUTIONS, INC.(b)	100,379	86,539
45,371	TIVITY HEALTH, INC.(b)	1,448,545	1,808,034
34,846	WRIGHT MEDICAL GROUP N.V.(b)(c)	886,587	957,917
		25,114,966	29,615,125	8.58%

See accompanying notes to financial statements.	40	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials:
31,700	ABM INDUSTRIES, INC.	$919,303	1,316,184
12,356	AEROJET ROCKETDYNE HOLDINGS, INC.(b)	219,131	257,005
55,300	AIR LEASE CORP.	1,432,594	2,066,008
54,348	AIR TRANSPORT SERVICES GROUP, INC.(b)	821,390	1,183,699
32,643	ALBANY INTERNATIONAL CORP., CLASS A	1,316,605	1,743,136
9,676	AMERICAN RAILCAR INDUSTRIES, INC.	343,812	370,591
33,022	APOGEE ENTERPRISES, INC.	1,727,776	1,876,970
59,663	ARMSTRONG FLOORING, INC.(b)	1,048,669	1,072,144
45,274	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	1,989,109	2,361,039
21,443	BLUE BIRD CORP.(b)	304,439	364,531
21,191	BRINK’S (THE) CO.	1,387,405	1,419,797
34,182	COLUMBUS MCKINNON CORP.	821,807	868,906
75,998	COVENANT TRANSPORTATION GROUP, INC., CLASS A(b)	1,455,179	1,332,245
10,650	CURTISS-WRIGHT CORP.	733,697	977,457
12,399	ENERSYS	916,265	898,308
26,224	ENNIS, INC.	430,851	500,878
23,600	ESCO TECHNOLOGIES, INC.	835,079	1,407,740
41,514	GENCOR INDUSTRIES, INC.(b)	621,322	672,527
93,235	GENERAC HOLDINGS, INC.(b)	3,383,773	3,368,581
755	GP STRATEGIES CORP.(b)	18,902	19,932
3,557	HARDINGE, INC.	40,916	44,178
51,401	HARSCO CORP.(b)	358,166	827,556
3,052	HERC HOLDINGS, INC.(b)	111,921	120,005
70,973	INTERFACE, INC.	1,172,132	1,394,619
31,800	ITT, INC.	974,718	1,277,724
45,088	JASON INDUSTRIES, INC.(b)	97,704	58,164
18,300	JOHN BEAN TECHNOLOGIES CORP.	236,381	1,793,400
6,849	KADANT, INC.	338,324	515,045
58,800	KBR, INC.	1,012,556	894,936
29,563	LSC COMMUNICATIONS, INC.	594,280	632,648
82,732	LSI INDUSTRIES, INC.	794,779	748,725
20,613	MCGRATH RENTCORP	718,273	713,828
52,590	NCI BUILDING SYSTEMS, INC.(b)	754,513	878,253
11,596	NORDSON CORP.	1,049,091	1,406,827
44,398	ON ASSIGNMENT, INC.(b)	1,358,277	2,404,152
10,563	PARK-OHIO HOLDINGS CORP.	384,250	402,450
60,058	PIONEER POWER SOLUTIONS, INC.(b)	369,681	402,389
57,435	QUANEX BUILDING PRODUCTS CORP.	1,084,728	1,214,750
92,575	R.R. DONNELLEY & SONS CO.	1,227,931	1,160,890
19,403	REGAL BELOIT CORP.	1,530,990	1,582,315
29,300	RITCHIE BROS. AUCTIONEERS, INC.(c)	638,721	842,082
63,649	SKYWEST, INC.	2,193,397	2,234,080
72,973	SPARTON CORP.(b)	1,477,776	1,604,676
29,575	SPX CORP.(b)	694,031	744,107
14,262	TELEDYNE TECHNOLOGIES, INC.(b)	792,143	1,820,544
24,904	TITAN MACHINERY, INC.(b)	265,817	447,774
15,508	TRIMAS CORP.(b)	268,303	323,342
11,914	VALMONT INDUSTRIES, INC.	1,861,738	1,782,334
25,147	VIAD CORP.	1,002,513	1,188,196
50,800	WELBILT, INC.(b)	930,323	957,580
35,246	WOODWARD, INC.	1,265,507	2,381,925
6,045	YRC WORLDWIDE, INC.(b)	60,441	67,220
		46,387,429	56,944,392	16.50%
Information Technology:
13,133	AMBER ROAD, INC.(b)	120,478	112,550
9,498	AUTOBYTEL, INC.(b)	122,037	119,770
47,424	BAZAARVOICE, INC.(b)	225,502	234,749
44,839	BELDEN, INC.	2,885,794	3,382,206
76,516	CALLIDUS SOFTWARE, INC.(b)	811,118	1,851,687
32,157	COMMVAULT SYSTEMS, INC.(b)	1,686,792	1,815,263
17,630	COMTECH TELECOMMUNICATIONS CORP.	198,932	334,441
39,100	DIEBOLD NIXDORF, INC.	1,135,846	1,094,800
16,745	DIGI INTERNATIONAL, INC.(b)	224,179	169,962
2,255	DSP GROUP, INC.(b)	27,012	26,158
47,746	ELECTRONICS FOR IMAGING, INC.(b)	1,960,367	2,262,205
43,104	EURONET WORLDWIDE, INC.(b)	2,192,186	3,765,997
6,911	FORMFACTOR, INC.(b)	86,383	85,696
131,693	FRANKLIN WIRELESS CORP.(b)	283,239	296,309

See accompanying notes to financial statements.	41	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
72,285	FREQUENCY ELECTRONICS, INC.(b)	$713,098	689,599
3,774	GTT COMMUNICATIONS, INC.(b)	89,311	119,447
98,683	INTERNAP CORP.(b)	148,426	362,167
13,820	INTEST CORP.(b)	49,681	92,594
21,772	IPG PHOTONICS CORP.(b)	1,120,020	3,159,117
51,097	ITRON, INC.(b)	2,792,290	3,461,822
71,953	JABIL, INC.	1,215,513	2,100,308
52,200	KNOWLES CORP.(b)	1,055,595	883,224
29,569	LUMENTUM HOLDINGS, INC.(b)	1,852,177	1,686,911
24,228	MACOM TECHNOLOGY SOLUTIONS HOLDINGS, INC.(b)	816,163	1,351,196
85,976	MARCHEX, INC., CLASS B(b)	235,373	256,208
160,400	MITEL NETWORKS CORP.(b)(c)	1,265,836	1,178,940
176,042	MODUSLINK GLOBAL SOLUTIONS, INC.(b)	282,774	301,032
30,241	MTS SYSTEMS CORP.	1,628,366	1,566,484
12,829	NCI, INC., CLASS A(b)	199,472	270,692
63,824	NOVANTA, INC.(b)	1,954,436	2,297,664
2,224	PC CONNECTION, INC.	59,249	60,181
3,411	PERCEPTRON, INC.(b)	14,651	24,832
102,543	PERFICIENT, INC.(b)	1,622,855	1,911,402
10,670	PFSWEB, INC.(b)	82,311	88,134
20,383	SHORETEL, INC.(b)	150,227	118,221
70,593	SUPER MICRO COMPUTER, INC.(b)	1,641,673	1,740,117
132,439	SUPPORT.COM, INC.(b)	399,865	309,907
158,955	SYNCHRONOSS TECHNOLOGIES, INC.(b)	4,225,130	2,614,810
43,451	SYNNEX CORP.	3,190,482	5,212,382
72,890	TANGOE, INC.(b)	470,789	474,514
96,194	UNISYS CORP.(b)	1,289,527	1,231,283
26,400	VERINT SYSTEMS, INC.(b)	921,972	1,074,480
40,200	VERSUM MATERIALS, INC.	942,641	1,306,500
17,863	VIASAT, INC.(b)	1,237,472	1,182,531
68,098	VIRTUSA CORP.(b)	1,711,975	2,002,081
3,869	VISHAY PRECISION GROUP, INC.(b)	60,426	66,934
7,800	WEX, INC.(b)	203,342	813,306
		45,602,983	55,560,813	16.09%
Materials:
72,617	BERRY GLOBAL GROUP, INC.(b)	1,962,160	4,139,895
37,817	CALGON CARBON CORP.	524,454	571,037
57,800	COMMERCIAL METALS CO.	952,473	1,123,054
69,073	HANDY & HARMAN LTD.(b)	1,465,192	2,168,892
46,516	INGEVITY CORP.(b)	2,197,404	2,670,018
13,700	KAISER ALUMINUM CORP.	1,071,135	1,212,724
33,500	KAPSTONE PAPER AND PACKAGING CORP.	910,424	691,105
36,593	KOPPERS HOLDINGS, INC.(b)	761,909	1,322,837
10,503	KRATON CORP.(b)	284,283	361,723
34,981	OLIN CORP.	720,765	1,059,225
6,985	P.H. GLATFELTER CO.	129,009	136,487
18,000	SENSIENT TECHNOLOGIES CORP.	1,019,457	1,449,540
16,830	TRECORA RESOURCES(b)	180,170	189,338
38,097	US CONCRETE, INC.(b)	2,007,441	2,992,519
		14,186,276	20,088,394	5.82%
Real Estate:
49,884	ARMADA HOFFLER PROPERTIES, INC.	671,072	645,998
14,942	ASHFORD HOSPITALITY PRIME, INC.	146,234	153,753
32,483	ASHFORD HOSPITALITY TRUST, INC.	201,851	197,497
37,418	BLUEROCK RESIDENTIAL GROWTH REIT, INC.	462,905	482,318
65,200	CARETRUST REIT, INC.	851,843	1,208,808
16,396	CATCHMARK TIMBER TRUST, INC., CLASS A	173,532	186,423
110,091	CBL & ASSOCIATES PROPERTIES, INC.	1,182,430	928,067
137,739	CEDAR REALTY TRUST, INC.	794,654	668,034
3,848	COMMUNITY HEALTHCARE TRUST, INC.	93,699	98,470
41,900	EDUCATION REALTY TRUST, INC.	1,756,638	1,623,625
77,018	FELCOR LODGING TRUST, INC.	557,784	555,300
58,429	FIRST POTOMAC REALTY TRUST	648,902	649,146
160,499	FORESTAR GROUP, INC.(b)	2,149,037	2,752,558
36,341	GRAMERCY PROPERTY TRUST	775,935	1,079,691
18,430	JERNIGAN CAPITAL, INC.	393,617	405,460
79,300	KENNEDY-WILSON HOLDINGS, INC.	1,589,710	1,510,665
72,237	KITE REALTY GROUP TRUST	1,771,723	1,367,446

See accompanying notes to financial statements.	42	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont’d):
50,087	MARCUS & MILLICHAP, INC.(b)	$1,393,243	1,320,293
99,950	MEDICAL PROPERTIES TRUST, INC.	948,124	1,286,357
85,200	OUTFRONT MEDIA, INC.	2,005,879	1,969,824
78,101	PARKWAY, INC.	1,443,108	1,787,732
48,003	RETAIL OPPORTUNITY INVESTMENTS CORP.	968,996	921,178
21,890	RYMAN HOSPITALITY PROPERTIES, INC.	592,181	1,401,179
49,700	SABRA HEALTH CARE REIT, INC.	806,801	1,197,770
14,800	SERITAGE GROWTH PROPERTIES, CLASS A	640,831	620,860
85,320	STAG INDUSTRIAL, INC.	1,527,881	2,354,832
26,800	URBAN EDGE PROPERTIES	601,422	635,964
27,164	URSTADT BIDDLE PROPERTIES, INC., CLASS A	549,125	537,847
10,589	WHITESTONE REIT	129,021	129,715
		25,828,178	28,676,810	8.31%
Telecommunication Services:
97,577	ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.(b)	179,968	214,669
35,124	HAWAIIAN TELCOM HOLDCO, INC.(b)	818,959	877,749
22,265	IDT CORP., CLASS B	314,831	319,948
145,604	LUMOS NETWORKS CORP.(b)	2,569,606	2,601,944
		3,883,364	4,014,310	1.16%
Utilities:
46,201	ALLETE, INC.	2,147,649	3,311,688
22,900	BLACK HILLS CORP.	1,351,759	1,545,063
19,372	NEW JERSEY RESOURCES CORP.	714,435	769,068
68,375	PURE CYCLE CORP.(b)	358,775	529,906
21,260	SOUTH JERSEY INDUSTRIES, INC.	562,289	726,454
28,944	SPIRE, INC.	1,577,434	2,018,844
		6,712,341	8,901,023	2.58%
	Sub-total Common Stocks:	284,622,016	338,553,684	98.08%
Rights:
Consumer Discretionary:
55,700	MEDIA GENERAL INC. (CONTINGENT VALUE RIGHTS)(b)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
9,397,574	NORTHERN INSTITUTIONAL FUNDS -U.S. GOVERNMENT SELECT PORTFOLIO, 0.82%(d)	9,397,574	9,397,574
	Sub-total Short-Term Investments:	9,397,574	9,397,574	2.72%
	Grand total(e)	$294,019,590	347,951,258	100.80%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of June 30, 2017, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.17% of net assets.

(d)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2016, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $12,813,306 with net sales of $3,415,732 during the six months ended June 30, 2017.

(e)	At June 30, 2017, the cost for Federal income tax purposes was $294,567,505. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$64,019,774
Gross unrealized depreciation	(10,636,021)
Net unrealized appreciation	$53,383,753

See accompanying notes to financial statements.	43	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2017 (unaudited)

Clearwater Small Companies Fund Portfolio Diversification
(as a percentage of net assets)

See accompanying notes to financial statements.	44	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
227,600	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$2,360,733	2,685,680
12,000	BLACKROCK MUNIHOLDINGS FUND II INC			174,062	189,480
148,800	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,705,296	2,188,848
57,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			729,193	780,999
35,700	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			474,032	479,808
8,302	BLACKROCK MUNIYIELD FUND INC			122,288	124,447
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	775,412
142,461	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,846,525	1,998,728
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	740,861
101,896	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,307,244	1,336,876
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,692,965
19,965	DEUTSCHE MUNICIPAL INCOME TRUST			192,103	269,527
43,668	DREYFUS STRATEGIC MUNICIPAL BOND FUND INC			359,770	371,615
19,200	DREYFUS STRATEGIC MUNICIPALS INC			175,346	171,072
18,592	EATON VANCE CALIFORNIA MUNICIPAL BOND FUND II			206,025	221,059
178,050	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,985,371	2,056,477
113,205	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,410,252	1,481,853
30,000	INVESCO MUNICIPAL TRUST			412,242	384,900
66,122	INVESCO QUALITY MUNICIPAL INCOME TRUST			750,670	842,394
60,000	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			774,122	805,200
50,248	MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND			632,960	692,970
53,000	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			748,312	802,950
245,475	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			3,273,528	3,360,547
15,963	NUVEEN MICHIGAN QUALITY MUNICIPAL INCOME FUND			214,604	218,693
52,779	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			723,141	706,183
29,740	NUVEEN QUALITY MUNICIPAL INCOME FUND			409,650	417,557
28,000	PUTNAM MUNICIPAL OPPORTUNITIES TRUST			371,050	350,000
19,613	WESTERN ASSET MUNICIPAL PARTNERS FUND INC			246,036	305,178
	Sub-total Closed-End Funds:			24,607,554	26,452,279	5.22%
Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	0.00	1,491,126	2,165,290
540,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	540,000	549,509
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,121,615	1,189,250
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	737,261	766,462
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,000	520,795
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	34,139
725,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	725,000	769,123
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,020,809	1,159,240
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	0.00	521,564	938,070
1,000,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	977,360	1,019,360
785,000	ARIZONA ST HLTH FACS AUTH HLTH CARE FACS REVENUE	10/1/2022	5.10	774,426	785,989
1,990,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,958,201	2,158,752
500,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	6/15/2036	5.00	511,213	502,125
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	500,000	494,855
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	516,621	553,895
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	508,650	581,150
500,000	ATLANTA GA DEV AUTH	7/1/2035	4.00	492,094	514,850
1,000,000	ATLANTA GA DEV AUTH SENIOR HLTH CARE FACS REVENUE(d)	1/1/2023	6.00	988,530	997,220
750,000	ATLANTA GA DEV AUTH SENIOR HLTH CARE FACS REVENUE(d)	1/1/2029	6.50	727,905	739,867
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,398,667	1,543,050
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	985,006	1,071,290
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,186,278	1,357,185
935,000	BEXAR CNTY TX HSG FIN CORP	2/1/2035	3.75	935,000	965,864
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,098,410	2,189,640
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	499,310

See accompanying notes to financial statements.	45	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
560,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	$560,000	560,269
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	724,283	795,780
1,150,000	BURBANK IL EDUCTNL FACS REVENUE(d)	9/1/2035	6.00	1,150,000	1,179,728
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,051,809	1,237,200
390,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	1.47	390,000	316,391
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	504,927	566,190
740,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	683,483	753,357
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	501,791	557,110
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	6.00	1,495,154	1,917,195
500,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	500,000	551,995
1,370,000	CAPITAL TRUST AGY FL CHRT SCHREVENUE	2/1/2035	5.38	1,370,000	1,359,163
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	766,957
1,750,000	CAPITAL TRUST AGY FL REVENUE(d)	12/1/2035	6.75	1,747,946	1,757,543
750,000	CAPITAL TRUST AGY FL REVENUE(d)	7/1/2037	6.75	750,000	745,927
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	0.00	780,963	1,087,280
1,000,000	CARMEL IN REVENUE	11/15/2022	6.00	988,666	1,075,390
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,016,634	1,098,900
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,650	540,580
750,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(d)	5/1/2032	5.00	755,792	762,187
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,019,558	1,143,670
520,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	443,193	520,556
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,001,863	1,120,350
165,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	164,737	167,458
1,500,000	CLOVIS CA UNIF SCH DIST(e)	8/1/2030	0.00	681,603	854,910
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	736,726	852,998
490,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(d)	5/15/2022	5.25	490,000	489,975
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(d)	5/15/2026	7.25	750,000	817,515
1,000,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(d)	5/15/2044	8.13	1,118,166	1,112,170
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,467,106	1,701,795
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	976,974	1,038,140
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	994,509	1,055,280
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE(d)	9/1/2046	5.00	1,011,218	982,350
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	988,520	1,124,820
500,000	COLORADO ST HLTH FACS AUTH REVENUE(d)	12/1/2035	5.75	492,192	514,245
115,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	115,000	117,245
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	0.00	791,777	971,460
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG FIN PROGRAM	11/15/2035	3.88	1,000,000	1,043,960
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,523,235
515,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	515,000	531,815
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2040	3.75	1,000,000	1,020,040
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	5,014,300
500,000	COPPERLEAF CO MET DIST #2	12/1/2030	5.25	500,000	522,670
500,000	COPPERLEAF CO MET DIST #2	12/1/2045	5.75	500,000	521,830
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	0.00	1,098,956	1,486,446
637,000	CORTLAND IL SPL TAX REVENUE(c)	3/1/2017	5.50	633,881	127,107

See accompanying notes to financial statements.	46	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

June 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	$504,808	536,560
145,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE(d)	10/1/2017	5.65	144,758	145,548
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	759,892
474,200	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	482,379	485,443
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,008,566	1,152,590
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,013,022	2,144,080
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,005,091	1,073,610
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,021,343	1,166,000
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	491,484	537,285
1,000,000	DAYTON-MONTGOMERY CNTY OH PORT AUTH PROJ REVENUE	1/15/2040	7.00	1,000,000	1,019,620
500,000	DECATUR IL	3/1/2034	5.00	514,247	548,920
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(e)	2/1/2029	0.00	554,439	558,230
1,000,000	DEL MAR CA RACE TRACK AUTH	10/1/2035	5.00	1,050,385	1,076,740
245,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	245,000	253,729
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	495,304	503,825
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	540,585
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,087,930
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,111,860
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,051,160
3,000,000	DUBLIN CA UNIF SCH DIST(e)	8/1/2034	0.00	1,025,919	1,124,190
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,037,890
1,500,000	EAST MORGAN CNTY CO HOSP DIST COPS	12/1/2038	5.88	1,500,000	1,515,540
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,026,788	2,331,034
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	742,914	820,470
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,065,883	1,216,150
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	0.00	713,951	1,094,660
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	0.00	900,114	1,174,277
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,030,780
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	646,627	679,842
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	510,875
238,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT(c)	3/1/2036	5.13	238,000	59,490
1,000,000	FAYETTE CNTY KY SCH DIST FIN CORP	8/1/2033	4.00	990,000	1,037,070
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,004,719	1,067,800
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(c)	5/1/2013	5.75	314,118	233,100
845,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	845,000	898,243
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	6/15/2034	6.00	990,487	1,022,180
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(d)	6/15/2035	6.00	1,001,198	1,026,660
245,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	245,343	263,968
820,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	820,000	835,801
990,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	990,000	1,036,164
885,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	885,000	916,577
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(d)	8/25/2026	8.50	1,250,000	1,460,038
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,047,509	1,101,540
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(d)	6/1/2027	6.50	1,000,000	1,002,100
1,040,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	912,498	990,964
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	983,714	1,073,850
1,586,920	GALVESTON CNTY TX MUN UTIL DIST #52	2/21/2018	5.87	1,586,920	1,190,158
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,549,280
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,051,300
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2039	4.00	1,000,000	1,031,800
4,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	4,500,000	4,577,355

See accompanying notes to financial statements.	47	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

June 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	$1,005,258	1,019,200
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,945,983	1,973,147
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	560,147	534,726
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE(b)	10/1/2035	0.00	1,068,310	1,354,830
1,065,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,041,103	1,217,061
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE	8/15/2021	6.75	1,250,000	1,341,938
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	0.00	1,057,284	1,519,305
3,500,000	HEALDSBURG CA UNIF SCH DIST(b)	8/1/2037	0.00	2,776,385	2,956,695
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	0.00	879,454	1,152,700
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	755,105	852,878
2,000,000	HENDERSON NV HLTHCARE FAC REVENUE	7/1/2031	5.25	2,000,000	2,000,240
825,000	HERITAGE HARBOUR FL N CDD SPLASSMNT	5/1/2034	5.00	825,000	850,773
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,025,144	1,135,470
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,533,712	1,675,215
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	750,000	809,483
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	742,468	791,355
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2044	8.00	1,064,461	1,074,750
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,492,586	1,487,985
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	524,705
250,000	ILLINOIS ST COPS	7/1/2017	5.80	250,000	250,022
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,049,630
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	552,725
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	682,254	710,127
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	610,000	610,769
435,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	435,733	451,373
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	501,750	517,360
750,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2036	5.25	750,000	751,642
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	771,758	792,158
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	486,710	540,850
1,000,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	1,000,000	1,096,600
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	465,720	500,150
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,602,474	1,662,810
1,000,000	IMPERIAL CA CMNTY CLG DIST(b)	8/1/2040	6.75	1,009,073	1,278,610
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	492,829	532,295
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,043,820	3,391,590
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	493,626	542,965
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	987,537	1,108,540
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,042,175	1,076,550
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	537,714	557,325
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	987,285	1,122,270
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,039,722	1,077,410
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,453,545
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,665,480	1,676,385
70,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	73,444	73,510
790,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	790,000	826,933
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,071,090
1,500,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(d)	11/15/2036	5.75	1,500,000	1,476,825
975,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	962,006	1,019,655
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	786,548
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,023,426	1,053,500
141,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	144,173	143,074
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	524,476	533,585
400,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	399,197	407,732
1,700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,686,078	1,965,030
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	750,000	835,755

See accompanying notes to financial statements.	48	(Continued)

 CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

June 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	$1,000,000	1,036,340
1,400,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,400,000	1,425,942
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	745,320	767,887
750,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE(d)	5/1/2037	5.00	744,368	756,330
1,000,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	991,140	1,003,260
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	501,600
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,988,024	2,244,600
235,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.81	235,000	192,533
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	742,824	771,488
470,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	470,000	494,647
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	767,610	754,590
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REV	12/1/2045	5.38	996,351	1,005,070
180,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(c)	1/1/2015	6.38	180,000	78,815
1,000,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(c)	1/1/2036	5.25	1,005,522	291,360
385,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2024	5.63	385,000	389,997
275,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2026	4.00	274,568	276,210
35,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2044	5.75	34,295	35,231
700,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REV	5/1/2046	4.75	690,151	696,689
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,015,184	1,136,860
260,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	260,000	268,726
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	533,071	516,910
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,016,351	1,045,490
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	541,738	564,230
1,000,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2047	5.00	1,116,696	1,111,270
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	747,230	828,938
430,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	1.49	430,000	387,456
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	493,073	551,845
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,572,833	1,606,455
1,480,000	LUZERNE CNTY PA	11/1/2026	7.00	1,512,111	1,638,094
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,024,914	1,124,460
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,014,947	1,083,990
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(c)	5/1/2014	5.60	250,000	52,402
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,032,220
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2036	3.90	1,000,000	1,031,340
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.55	1,000,000	994,930
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,525,680
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2042	4.05	500,000	515,795
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	1,000,000	1,047,580
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	379,930
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,382	559,270
404,629	MANHATTAN IL SPL SVC AREA SPL TAX(c)	3/1/2022	5.75	404,629	72,700

See accompanying notes to financial statements.	49	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
800,000	MAPLE-STEELE ND JT WTR RESOURCE DIST	5/1/2030	4.00	$800,000	800,976
800,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	855,644	824,560
750,000	MARICOPA CNTY AZ INDL DEV AUTH SENIOR LIVING FACS REVENUE(d)	1/1/2036	5.75	741,526	734,955
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(e)	9/1/2041	0.00	127,462	61,996
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	375,781	268,465
750,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	767,038	760,875
750,000	MARTINEZ CA UNIF SCH DIST(b)	8/1/2035	6.13	748,612	980,535
455,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	455,000	484,834
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	525,005
750,000	MARYLAND ST INDL DEV FING AUTH ECON DEV REVENUE	11/1/2042	4.00	780,180	780,818
514,802	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	539,065	19,871
855,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	845,664	926,264
915,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	915,000	965,865
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	700,000	741,846
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	700,000	741,657
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,070,710
765,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	765,000	786,665
2,770,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,770,000	2,799,528
2,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2046	4.20	2,000,000	2,078,420
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	3,701
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,035,231	1,062,170
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	575,694
1,000,000	MIAMI FL HLTH FACS AUTH	7/1/2038	5.13	1,044,933	1,080,860
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	485,390	567,784
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	745,313	780,878
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,519,557	1,643,715
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,026,400
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	1,850,000	1,908,497
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2035	3.95	1,000,000	1,025,340
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2036	3.70	1,000,000	1,016,060
940,000	MICHIGAN ST HSG DEV AUTH	12/1/2040	3.95	940,000	952,718
600,000	MICHIGAN ST HSG DEV AUTH	10/1/2042	3.75	600,000	593,214
1,500,000	MICHIGAN ST HSG DEV AUTH	12/1/2045	3.70	1,500,000	1,504,050
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,007,750	1,084,150
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	500,895
260,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	260,000	269,248
530,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	530,000	547,781
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	977,259	1,125,520
30,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	31,273	31,287
1,600,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	12/1/2045	3.63	1,600,000	1,617,360
70,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	70,000	72,274
1,050,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	1,050,000	1,074,297
710,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	710,000	767,695
280,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	280,007	290,405
1,000,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	1,000,000	1,042,520
900,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	903,012	953,811
1,250,000	MONTERRA FL CDD SPL ASSMNT	5/1/2036	3.50	1,222,903	1,242,988
1,000,000	MONTGOMERY CNTY MD HSG OPPNTYS COMMN MFH & RECONSTR DEV REV	7/1/2039	3.88	1,000,000	1,019,990
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	526,760

See accompanying notes to financial statements.	50	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
890,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	$890,000	905,851
750,000	MOON INDL DEV AUTH PA REVENUE	7/1/2030	5.63	741,485	791,865
731,972	MOUNT CARBON CO MET DIST REVENUE(b)	6/1/2043	7.00	731,972	435,319
200,000	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	6,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	524,126	553,770
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	612,745	668,640
417,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	417,000	413,072
20,000	N SLOPE BORO AK SVC AREA 10 WTR & WSTWTR FACS	6/30/2034	5.25	20,718	21,575
380,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	380,000	392,126
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,150,410
1,000,000	N TX TOLLWAY AUTH REVENUE(b)	1/1/2042	6.20	999,597	1,254,340
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,114,080
500,000	NAVAJO NATION AZ(d)	12/1/2030	5.50	532,182	546,270
975,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.90	975,000	997,269
1,440,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	1,440,000	1,461,715
185,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	185,000	189,790
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	973,383	1,115,620
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	491,186	548,640
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,066,990
355,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	355,000	365,029
125,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	126,971	131,881
750,000	NEW HOPE CULTURAL ED FACS FINCORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	764,730	777,495
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	7/1/2035	5.00	772,900	803,055
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,149,896	1,192,213
750,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE(d)	8/15/2036	5.00	758,373	752,730
1,000,000	NEW HOPE CULTURAL EDU FACS FINCORP TX EDU REVENUE	8/15/2036	5.50	1,006,783	1,013,910
280,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	6/1/2024	5.38	279,115	295,204
925,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	925,000	978,743
375,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	375,000	384,911
600,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	600,000	615,552
940,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	934,030	961,789
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,027,190
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	968,990	1,035,390
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2024	5.00	1,036,177	1,029,870
1,000,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2030	5.00	1,030,858	1,020,170
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	510,744	519,045
230,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	230,000	236,359
465,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	465,000	482,191
455,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	455,000	469,319
745,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	745,000	755,460
1,095,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,095,000	1,122,780
940,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	940,000	946,693
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2037	3.80	1,000,000	1,018,470

See accompanying notes to financial statements.	51	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2039	4.30	$1,000,000	1,033,850
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2047	3.65	1,000,000	989,450
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,163,282	2,282,300
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	1,043,680
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	1,035,370
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,530,375
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	535,605
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,062,720
955,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	955,000	983,106
750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	3.75	750,000	757,897
1,450,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	3.80	1,450,000	1,467,705
1,465,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	1,465,000	1,503,163
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	502,575
500,000	NORTH CAROLINA ST CAPITAL FACS FIN AGY EDUCTNL FACS REVENUE	6/1/2023	5.00	500,000	500,800
1,000,000	NORTH CAROLINA ST HSG FIN AGYHOMEOWNERSHIP REVENUE	7/1/2037	3.85	1,000,000	1,014,010
1,000,000	NORTH CAROLINA ST HSG FIN AGYHOMEOWNERSHIP REVENUE	1/1/2041	3.95	1,015,902	1,021,810
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	512,310
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,006,044	1,077,070
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,409,340	1,456,658
500,000	NTHRN PALM BEACH CNTY FL IMPTDIST	8/1/2037	5.00	511,909	514,350
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	0.00	1,505,939	2,231,080
970,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	967,341	1,005,298
280,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	280,000	286,614
985,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	878,044	970,698
3,658,926	OKLAHOMA CNTY OK HOME FIN AUTH SF REVENUE(e)	9/1/2034	0.00	1,291,458	1,330,934
125,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	125,000	128,552
95,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	95,939	98,808
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,050,427	1,082,940
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	786,539	821,970
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,089,589	1,081,630
925,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	925,000	939,375
1,250,000	OREGON ST	12/1/2034	3.63	1,250,000	1,281,675
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,046,280
800,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2035	3.75	800,000	811,000
850,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	850,000	864,289
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	510,145	477,320
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	589,480
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,332,384	1,341,108
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	492,537	594,315
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2031	5.00	1,047,110	1,098,690
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	1.52	500,000	392,160
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,003,913	1,006,230
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	500,000	514,055

See accompanying notes to financial statements.	52	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
3,200,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2040	4.05	$3,200,000	3,282,776
615,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	615,000	631,457
750,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	4.00	750,000	765,690
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2035	5.13	1,931,175	2,117,006
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2037	0.00	1,223,211	1,378,185
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	1,010,750
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(e)	12/1/2026	0.00	2,804,891	2,945,250
400,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	400,000	432,764
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	739,168	765,735
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(d)	7/1/2036	5.13	985,006	973,940
750,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE	7/1/2042	6.30	804,522	812,700
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,526,920	2,767,475
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,067,920	1,110,080
110,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	110,000	112,678
1,000,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(d)	12/1/2026	5.25	1,000,000	1,039,890
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,683	10,069
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(e)	9/1/2031	0.00	1,213,972	1,206,109
900,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	889,652	915,408
750,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	750,000	752,685
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	2,044,476	2,034,220
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,071,140
550,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	546,437	595,677
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,548,872	1,778,085
750,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	754,777	786,270
1,250,000	PUBLIC FIN AUTH WI REVENUE(d)	11/1/2028	6.25	1,250,000	1,265,725
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	617,352
406,960	PUBLIC FIN AUTH WI REVENUE(e)	10/1/2042	0.00	453,541	83,907
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	552,750	515,371
1,250,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE	11/15/2024	5.00	1,246,132	1,322,038
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,563,945
1,155,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,155,000	1,242,630
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,305	849,143
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	6.38	998,748	1,306,550
750,000	REEF-SUNSET CA UNIF SCH DIST(b)	8/1/2038	0.00	616,707	689,280
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	494,745	547,975
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	995,479	1,036,550
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	762,232
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2046	3.40	1,000,000	967,490
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,018,823	1,181,480
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,626,944	1,694,955
470,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	470,000	234,972
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	1.38	350,000	286,352

See accompanying notes to financial statements.	53	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
110,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	$110,000	110,436
49,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	48,020	51,860
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	765,382	797,633
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	761,398	774,473
1,000,000	SAN CLEMENTE CA SPL TAX	9/1/2040	5.00	1,059,034	1,091,620
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	539,480
1,500,000	SAN GABRIEL CA UNIF SCH DIST(b)	8/1/2039	5.35	1,498,072	1,729,860
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,045,778	1,137,330
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	510,050	582,245
1,000,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2032	5.50	1,001,700	1,022,720
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,014,017	1,164,800
1,000,000	SCOTTS BLUFF CNTY NE HOSP AUTH	2/1/2037	5.25	1,054,615	1,078,030
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	782,016	881,588
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(d)	10/1/2024	5.50	500,222	503,800
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	489,650	521,260
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2019	5.35	134,966	378
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,863	1,575
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	6.00	-	1
750,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	9/1/2037	5.00	801,775	783,608
525,000	SHERIDAN AR SCH DIST #37	2/1/2047	4.00	540,271	534,235
195,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	195,000	203,576
230,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	225,776	240,693
300,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	297,295	315,084
1,000,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH HOSP REVENUE	2/1/2038	5.00	1,126,142	1,098,710
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	356,475	357,594
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,056,779	1,086,960
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,464,763	1,586,536
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	538,160
117,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	110,150	109,796
1,000,000	STC MET DIST #2 CO	12/1/2038	6.00	970,618	998,510
150,000	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	150,000	105,000
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,083,900	1,110,430
2,445,000	SULPHUR SPRINGS CA UNION SCH DIST COPS(b)	12/1/2037	6.50	2,442,885	3,054,688
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,482,984	1,552,815
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,164,051	1,191,080
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENU	11/15/2038	5.00	1,070,758	1,110,370
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2024	5.63	750,000	760,665
1,485,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2037	6.63	1,511,462	1,563,438
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2035	5.00	778,558	763,830
700,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	5/15/2037	5.00	768,754	713,531
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	789,857	828,390

See accompanying notes to financial statements.	54	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2036	3.70	$1,000,000	1,013,170
700,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	700,000	722,862
1,070,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	1,070,000	1,068,063
370,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	370,000	380,034
1,235,000	TOLEDO-LUCAS CNTY OH PORT AUTHSTUDENT HSG REVENUE	7/1/2039	5.00	1,237,104	1,298,232
35,000	TOLOMATO FL CDD(b)	5/1/2039	6.61	39,853	34,998
440,000	TOLOMATO FL CDD(b)	5/1/2040	0.00	329,944	249,092
125,000	TOLOMATO FL CDD(c)	5/1/2040	6.61	-	1
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	0.00	576,447	805,110
600,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2046	7.13	668,952	653,046
750,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2047	5.25	750,000	753,450
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,550	509,230
500,000	TURLOCK CA PUBLIC FING AUTH WTR REVENUE	5/1/2032	4.75	504,064	516,235
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	0.00	1,100,236	1,306,413
625,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	616,951	645,094
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,511,439	1,541,475
750,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(d)	4/15/2045	6.00	769,294	777,555
210,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	210,000	220,429
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	481,862	539,495
1,000,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	981,409	1,017,250
770,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	766,695	818,033
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,040,180
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,049,590
500,000	VIRGINIA ST HSG DEV AUTH	5/1/2041	3.55	500,000	502,980
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,250	3,562,335
3,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2038	4.80	3,000,000	3,314,220
2,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	10/1/2038	4.75	2,000,000	2,204,620
1,215,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,207,045	1,219,982
530,000	WASHINGTON ST HSG FIN COMMISSION(d)	7/1/2025	6.00	533,310	529,666
1,000,000	WASHINGTON ST HSG FIN COMMISSION(d)	1/1/2031	5.00	1,001,854	1,056,530
750,000	WASHINGTON ST HSG FIN COMMISSION(d)	7/1/2031	5.00	806,268	783,720
675,000	WASHINGTON ST HSG FIN COMMISSION(d)	1/1/2035	5.75	675,000	672,421
600,000	WASHINGTON ST HSG FIN COMMISSION(d)	7/1/2036	5.00	641,198	610,884
4,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	4,000	3,814
185,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2039	6.60	183,727	179,330
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,545,585
310,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2039	4.10	310,000	316,581
1,000,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2047	4.13	1,000,000	1,034,030
1,500,000	WEST VLY CITY UT MUNI BLDG AUTH LEASE REVENUE	2/1/2039	5.00	1,683,263	1,734,750
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	574,954	597,278
685,000	WESTMONT IL PARK DIST(e)	12/1/2031	0.00	294,582	342,144
685,000	WESTMONT IL PARK DIST(e)	12/1/2033	0.00	255,848	298,057
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,350,000	1,367,523
600,000	WICHITA KS HLTH CARE FACS REVENUE	12/1/2036	5.25	605,785	627,648
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,094,164	1,089,000
750,000	WIREGRASS FL CDD CAPITAL IMPTREVENUE	5/1/2035	5.38	745,682	767,752
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,005,988	1,087,453
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,010,379	1,101,840
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,420,844	1,467,492

See accompanying notes to financial statements.	55	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2017 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/15/2036	5.00	$1,000,000	1,001,410
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,091,186	2,131,080
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	510,155
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,023,630
1,000,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	992,975	1,003,790
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	744,842	770,392
1,840,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,840,000	1,884,031
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	355,352	177,411
	Sub-total Municipal Bonds:			443,461,505	462,544,418	91.24%
Short-Term Investments:
16,470,923	NORTHERN INSTITUTIONAL FUNDS -U.S. GOVERNMENT SELECT PORTFOLIO, 0.82%(f)			16,470,923	16,470,923
	Sub-total Short-Term Investments:			16,470,923	16,470,923	3.25%
	Grand total(g)			$484,539,982	505,467,620	99.71%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.
(b)	For step bonds, the coupon rate disclosed is the current rate in effect.

(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(e)	Zero coupon bond.

(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2016, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $7,677,864 with net purchases of $8,793,059 for the six months ended June 30, 2017.

(g)	At June 30, 2017, the cost for Federal income tax purposes was $484,571,740. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$28,299,820
Gross unrealized depreciation	(7,403,940)
Net unrealized appreciation	$20,895,880

See accompanying notes to financial statements.	56	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2017 (unaudited)

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
Florida	11.03%
California	10.06
Illinois	9.51
Texas	6.31
New York	5.04
Indiana	4.01
Georgia	4.01
Colorado	3.62
Pennsylvania	3.41
Wisconsin	3.03
Other	39.97
100.00%

See accompanying notes to financial statements.	57	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2017 (unaudited)

Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)

See accompanying notes to financial statements.	58	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Common Stocks:
Australia:
2,729	AGL ENERGY LTD.	$27,218	53,486
32,826	ALUMINA LTD.	29,381	48,442
20,092	AMP LTD.	44,790	80,148
37,762	APA GROUP	210,499	266,149
2,554	ASX LTD.	51,631	105,237
80,380	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	1,182,375	1,774,323
68,613	BANK OF QUEENSLAND LTD.	536,423	603,827
70,369	BENDIGO & ADELAIDE BANK LTD.	468,821	599,269
179,910	BGP HOLDINGS PLC(b)	-	-
11,553	BHP BILLITON LTD.	134,009	206,718
10,782	BHP BILLITON PLC	147,458	165,146
10,199	BORAL LTD.	28,970	54,481
17,400	BRAMBLES LTD.	64,294	130,125
971	COCHLEAR LTD.	35,893	116,014
22,548	COMMONWEALTH BANK OF AUSTRALIA	889,466	1,435,130
55,946	CSL LTD.	3,869,689	5,935,303
14,184	DEXUS	62,970	103,349
97,180	FORTESCUE METALS GROUP LTD.	212,026	389,895
18,737	GOODMAN GROUP	48,414	113,338
18,683	INCITEC PIVOT LTD.	30,152	48,967
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	249,221
10,015	LENDLEASE GROUP	61,130	128,164
7,617	MACQUARIE GROUP LTD.	165,843	518,128
30,477	NATIONAL AUSTRALIA BANK LTD.	499,771	693,135
6,653	NEWCREST MINING LTD.	50,401	103,088
17,965	ORIGIN ENERGY LTD.(c)	77,152	94,722
16,330	ORORA LTD.	16,762	35,896
416	PERPETUAL LTD.	7,027	17,864
2,468	RAMSAY HEALTH CARE LTD.	49,765	139,612
20,500	SANTOS LTD.(c)	45,732	47,742
53,666	SCENTRE GROUP	107,604	167,053
5,884	SEEK LTD.	49,598	76,474
9,824	SONIC HEALTHCARE LTD.	79,849	182,879
101,955	SOUTH32 LTD.	70,421	210,012
11,647	STAR ENTERTAINMENT GROUP (THE) LTD.	31,304	45,207
9,837	SYDNEY AIRPORT	33,263	53,605
16,067	TABCORP HOLDINGS LTD.	39,321	53,965
17,320	TATTS GROUP LTD.	40,111	55,645
13,099	TRANSURBAN GROUP	36,728	119,304
12,264	TREASURY WINE ESTATES LTD.	49,093	124,048
33,315	VICINITY CENTRES	46,791	65,807
12,773	WESFARMERS LTD.	431,440	393,853
14,744	WESTFIELD CORP.	51,213	90,998
60,491	WESTPAC BANKING CORP.	871,309	1,418,513
3,970	WOODSIDE PETROLEUM LTD.	74,324	91,144
16,846	WOOLWORTHS LTD.	309,168	330,688
		11,489,891	17,736,114	3.05%
Austria:
1,685	BUWOG A.G.(c)	30,804	48,411
3,566	ERSTE GROUP BANK A.G.(c)	63,770	136,544
931	IMMOFINANZ A.G.(c)	-	2,128
313	STRABAG S.E. (BEARER)	5,505	13,535
		100,079	200,618	0.04%
Belgium:
7,120	AGEAS	106,907	286,738
13,822	ANHEUSER-BUSCH INBEV S.A./N.V.	502,521	1,526,741
10,910	BARCO N.V.	740,520	1,120,355
25,161	GROUPE BRUXELLES LAMBERT S.A.	2,214,864	2,422,295
4,347	KBC GROUP N.V.	101,356	329,721
34,690	ONTEX GROUP N.V.	1,095,109	1,232,615
2,962	PROXIMUS SADP	71,203	103,623
1,071	TELENET GROUP HOLDING N.V.(c)	51,789	67,462
1,091	UCB S.A.	30,547	75,052
		4,914,816	7,164,602	1.23%
Brazil:
130,255	AMBEV S.A. ADR(d)	751,032	715,100
109,100	GRENDENE S.A.	823,014	844,044

See accompanying notes to financial statements.	59	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Brazil (Cont’d):
84,200	M DIAS BRANCO S.A.(c)	$957,716	1,252,999
96,400	RAIA DROGASIL S.A.(c)	2,024,927	2,040,087
		4,556,689	4,852,230	0.84%
Canada:
2,200	AGNICO EAGLE MINES LTD.	63,567	99,210
3,620	AGRIUM, INC.	154,492	328,083
55,700	ALAMOS GOLD, INC., CLASS A	392,898	399,926
4,817	ALIMENTATION COUCHE-TARD, INC., CLASS B	138,408	230,895
95,100	BADGER DAYLIGHTING LTD.	1,696,426	1,952,161
1,832	BANK OF MONTREAL	92,850	134,518
5,119	BANK OF NOVA SCOTIA (THE)	186,720	307,937
22,326	BARRICK GOLD CORP.	176,666	355,171
49,653	BOMBARDIER, INC., CLASS B(c)	48,169	90,362
17,842	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	164,194	700,189
11,740	CAE, INC.	85,345	202,426
287,400	CANACCORD GENUITY GROUP, INC.	1,072,383	1,181,248
11,700	CANADA GOOSE HOLDINGS, INC.(c)	181,785	231,149
6,639	CANADIAN IMPERIAL BANK OF COMMERCE	268,953	539,547
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	1,297,724
26,238	CANADIAN NATURAL RESOURCES LTD.	589,011	757,114
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	580,191
24,040	CANADIAN PACIFIC RAILWAY LTD.	3,113,569	3,865,872
744	CANADIAN TIRE CORP. LTD., CLASS A	50,047	84,658
56,097	CANADIAN WESTERN BANK	1,143,221	1,184,390
1,570	CCL INDUSTRIES, INC., CLASS B	45,979	79,432
6,978	CGI GROUP, INC., CLASS A(c)	55,128	356,541
167	CONSTELLATION SOFTWARE, INC.	49,226	87,365
27,449	CRESCENT POINT ENERGY CORP.	215,381	209,974
2,064	DOLLARAMA, INC.	75,934	197,216
7,455	ECN CAPITAL CORP.	17,223	22,995
113,139	ELDORADO GOLD CORP.	319,802	300,122
15,245	ENBRIDGE, INC.	644,385	607,308
33,604	ENCANA CORP.	212,882	295,668
52,700	ENERFLEX LTD.	656,712	764,817
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	91,444
8,046	FIRST QUANTUM MINERALS LTD.	52,095	68,063
2,389	FRANCO-NEVADA CORP.	109,265	172,377
37,800	GENWORTH MI CANADA, INC.	851,031	1,040,025
6,104	GILDAN ACTIVEWEAR, INC.	33,435	187,573
7,233	GOLDCORP, INC.	71,545	93,257
391,600	GRAN TIERRA ENERGY, INC.(c)	978,737	869,685
59,072	IMPERIAL OIL LTD.	2,222,503	1,721,870
1,100	INTERNATIONAL PETROLEUM CORP.(c)	2,833	3,264
33,281	KINROSS GOLD CORP.(c)	62,810	135,249
15,300	LAURENTIAN BANK OF CANADA	600,033	639,112
2,077	LOBLAW COS. LTD.	71,240	115,542
9,476	MAGNA INTERNATIONAL, INC.	61,549	438,945
31,473	MANULIFE FINANCIAL CORP.	380,571	589,997
1,723	METHANEX CORP.	23,658	76,066
3,000	METRO, INC.	54,328	98,735
98,400	MULLEN GROUP LTD.	1,412,125	1,214,065
2,600	ONEX CORP.	105,376	208,132
6,564	OPEN TEXT CORP.	72,477	207,175
4,522	PEMBINA PIPELINE CORP.	33,296	149,769
5,100	PEYTO EXPLORATION & DEVELOPMENT CORP.	91,071	92,498
13,400	POTASH CORP. OF SASKATCHEWAN, INC.	222,258	218,546
583	PRAIRIESKY ROYALTY LTD.	11,473	13,276
3,681	RESTAURANT BRANDS INTERNATIONAL, INC.	137,022	230,318
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	77,606
9,354	ROGERS COMMUNICATIONS, INC., CLASS B	221,766	441,805
27,066	ROYAL BANK OF CANADA	909,444	1,965,249
62,000	RUSSEL METALS, INC.	1,130,357	1,241,147
4,800	SAPUTO, INC.	103,951	152,684
4,800	SEVEN GENERATIONS ENERGY LTD., CLASS A(c)	46,370	82,209
6,379	SHAW COMMUNICATIONS, INC., CLASS B	97,657	139,159
45,400	SHAWCOR LTD.	1,126,458	927,045
2,877	SNC-LAVALIN GROUP, INC.	119,463	124,393
11,810	SUN LIFE FINANCIAL, INC.	235,812	422,202

See accompanying notes to financial statements.	60	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Canada (Cont’d):
32,366	SUNCOR ENERGY, INC.	$755,817	945,672
19,201	TECK RESOURCES LTD., CLASS B	97,101	332,849
4,548	TELUS CORP.	59,716	157,013
8,041	THOMSON REUTERS CORP.	206,631	372,287
30,016	TORONTO-DOMINION BANK (THE)	557,894	1,512,605
6,593	TRANSCANADA CORP.	247,302	314,296
105	TRISURA GROUP LTD.(c)	499	1,756
18,713	TURQUOISE HILL RESOURCES LTD.(c)	35,694	49,784
66,286	VERESEN, INC.	504,158	937,450
1	WASTE CONNECTIONS, INC.	40	60
4,726	WHEATON PRECIOUS METALS CORP.	58,903	93,879
25,967	YAMANA GOLD, INC.	47,753	62,675
		26,642,961	36,473,017	6.28%
China:
22,959	BAIDU, INC. ADR(c)(d)	3,383,987	4,106,447
1,790,500	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.	1,038,086	1,433,326
60,195	CTRIP.COM INTERNATIONAL LTD. ADR(c)	3,012,891	3,242,102
1,963,000	GOODBABY INTERNATIONAL HOLDINGS LTD.	891,796	814,622
1,491,000	GREATVIEW ASEPTIC PACKAGING CO. LTD.	734,086	930,031
70,400	SHANGHAI HAOHAI BIOLOGICAL TECHNOLOGY CO. LTD., CLASS H(e)	326,858	382,322
116,155	TENCENT HOLDINGS LTD.	1,676,846	4,153,786
2,286,000	XTEP INTERNATIONAL HOLDINGS LTD.	988,585	881,320
		12,053,135	15,943,956	2.74%
Denmark:
74	AP MOLLER - MAERSK A/S, CLASS A	73,820	141,286
147	AP MOLLER - MAERSK A/S, CLASS B	155,573	295,565
22,003	CARLSBERG A/S, CLASS B	1,915,720	2,350,578
37,395	CHR HANSEN HOLDING A/S	1,770,448	2,719,751
37,645	COLOPLAST A/S, CLASS B	2,684,460	3,145,588
13,100	DANSKE BANK A/S	138,182	503,850
1,592	DSV A/S	48,905	97,813
200	FLSMIDTH & CO. A/S	6,013	12,638
808	GENMAB A/S(c)	101,229	172,389
62,441	ISS A/S	2,058,220	2,452,428
21,430	NOVO NORDISK A/S, CLASS B	244,460	917,721
58,427	NOVOZYMES A/S, CLASS B	1,864,891	2,556,829
2,600	PANDORA A/S	18,150	242,614
10,154	TDC A/S	50,412	59,049
3,250	TOPDANMARK A/S(c)	33,362	103,785
3,244	VESTAS WIND SYSTEMS A/S	150,564	299,468
3,896	WILLIAM DEMANT HOLDING A/S(c)	70,444	100,836
		11,384,853	16,172,188	2.78%
Finland:
97,500	AMER SPORTS OYJ(c)	1,857,586	2,438,776
2,770	ELISA OYJ	86,574	107,346
64,770	HUHTAMAKI OYJ	1,931,841	2,552,208
1,396	KESKO OYJ, CLASS B	30,705	71,016
4,902	KONE OYJ, CLASS B	86,493	249,371
7,075	NESTE OYJ	67,704	278,704
74,334	NOKIA OYJ	270,327	454,643
2,240	NOKIAN RENKAAT OYJ	31,307	92,717
1,960	ORION OYJ, CLASS B	49,561	125,139
5,232	SAMPO OYJ, CLASS A	211,995	268,131
15,829	STORA ENSO OYJ (REGISTERED)	75,698	204,475
11,934	UPM-KYMMENE OYJ	99,928	340,215
1,849	VALMET OYJ	14,443	35,922
2,352	WARTSILA OYJ ABP	56,960	139,018
		4,871,122	7,357,681	1.27%
France:
1,275	ACCOR S.A.	29,826	59,771
3,443	AEROPORTS DE PARIS	334,974	555,651
10,877	AIRBUS S.E.	357,319	894,468
1,093	ARKEMA S.A.	77,841	116,635
435	ATOS S.E.	30,494	61,061
30,343	AXA S.A.	403,058	830,017
48,988	BENETEAU S.A.	656,247	847,388

See accompanying notes to financial statements.	61	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
France (Cont’d):
16,523	BNP PARIBAS S.A.	$678,366	1,190,052
16,698	BOLLORE S.A.	52,911	75,924
2,871	BOUYGUES S.A.	90,917	121,065
3,068	CAPGEMINI S.E.	111,959	317,052
2,834	CARREFOUR S.A.	51,599	71,696
774	CASINO GUICHARD PERRACHON S.A.	36,795	45,846
994	CHRISTIAN DIOR S.E.(c)	70,757	284,222
8,207	CIE DE SAINT-GOBAIN	279,263	438,498
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN	180,725	452,549
26,672	CREDIT AGRICOLE S.A.	211,038	429,077
9,359	DANONE S.A.	473,663	703,468
1,781	EDENRED	26,435	46,440
67,951	ENGIE S.A.	864,155	1,025,619
20,063	ESSILOR INTERNATIONAL S.A.	2,523,803	2,552,726
2,673	EURAZEO S.A.	77,917	200,549
1,133	FONCIERE DES REGIONS	96,781	105,103
564	GECINA S.A.	51,331	88,477
9,468	GROUPE EUROTUNNEL S.E. (REGISTERED)	72,457	100,980
4,845	HERMES INTERNATIONAL	1,851,297	2,394,163
514	ILIAD S.A.	68,964	121,581
740	INGENICO GROUP S.A.	56,963	67,184
1,026	KERING	174,510	349,445
2,335	KLEPIERRE	57,367	95,703
2,119	LAGARDERE S.C.A.	50,227	66,919
4,882	LEGRAND S.A.	111,114	341,529
6,266	L’OREAL S.A.	661,338	1,305,384
17,153	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,589,862	4,276,781
20,736	NATIXIS S.A.	68,871	139,189
39,439	ORANGE S.A.	438,130	625,679
2,741	PERNOD RICARD S.A.	172,088	367,067
12,969	PEUGEOT S.A.	78,174	258,701
1,182	PUBLICIS GROUPE S.A.	75,683	88,170
4,895	RENAULT S.A.	134,511	443,073
2,684	SAFRAN S.A.	123,278	245,978
24,263	SANOFI	1,499,641	2,321,156
278	SCHNEIDER ELECTRIC S.E.	8,838	21,348
7,138	SCHNEIDER ELECTRIC S.E.(c)	267,356	548,430
1,813	SCOR S.E.	36,441	71,875
2,134	SFR GROUP S.A.(c)	51,973	72,267
14,520	SOCIETE GENERALE S.A.	503,103	781,273
8,614	SODEXO S.A.	669,264	1,113,716
9,578	TELEVISION FRANCAISE 1	79,414	134,118
1,413	THALES S.A.	81,763	152,090
21,913	TOTAL S.A.	1,029,479	1,083,334
1,568	UNIBAIL-RODAMCO S.E.	177,708	395,160
1,878	VALEO S.A.	76,759	126,531
13,671	VEOLIA ENVIRONNEMENT S.A.	145,445	288,865
7,810	VINCI S.A.	316,569	666,606
90,151	VIVENDI S.A.	1,747,844	2,006,807
1,345	WENDEL S.A.	91,561	199,091
		21,336,166	32,783,547	5.64%
Germany:
15,764	ADIDAS A.G.	2,148,557	3,020,314
8,277	ALLIANZ S.E. (REGISTERED)	727,077	1,629,796
15,026	BASF S.E.	542,099	1,391,662
17,136	BAYER A.G. (REGISTERED)	1,013,636	2,215,537
5,770	BAYERISCHE MOTOREN WERKE A.G.	473,448	535,652
2,206	BEIERSDORF A.G.	146,950	231,902
1,188	BRENNTAG A.G.	43,546	68,766
29,496	COMMERZBANK A.G.(c)	190,394	351,375
916	CONTINENTAL A.G.	47,943	197,681
17,639	DAIMLER A.G. (REGISTERED)	589,913	1,276,676
24,062	DEUTSCHE BANK A.G. (REGISTERED)	382,946	426,665
4,525	DEUTSCHE BOERSE A.G.	273,151	477,648
2,487	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	29,539	56,598
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	668,289
72,227	DEUTSCHE TELEKOM A.G. (REGISTERED)	948,582	1,296,807
3,463	DEUTSCHE WOHNEN A.G. (BEARER)	80,362	132,462

See accompanying notes to financial statements.	62	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
12,873	E.ON S.E.	$98,819	121,270
594	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	21,418	57,104
6,867	FRESENIUS S.E. & CO. KGAA	150,261	588,706
30,470	GERRESHEIMER A.G.	2,115,200	2,451,056
87,220	GRAND CITY PROPERTIES S.A.	1,446,148	1,747,804
2,246	HANNOVER RUECK S.E.	94,321	269,225
3,952	HEIDELBERGCEMENT A.G.	143,515	382,091
671	HENKEL A.G. & CO. KGAA	49,267	81,160
2,600	HOCHTIEF A.G.	108,936	476,322
1,280	HUGO BOSS A.G.	70,065	89,618
21,437	INFINEON TECHNOLOGIES A.G.	117,250	452,592
71,670	JENOPTIK A.G.	1,548,935	1,879,867
2,661	K+S A.G. (REGISTERED)	50,126	68,140
1,373	LINDE A.G.	199,368	260,003
2,050	MERCK KGAA	86,079	247,604
1,868	METRO A.G.	58,041	63,057
3,091	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	382,823	623,290
1,517	OSRAM LICHT A.G.	42,957	120,852
1,489	PROSIEBENSAT.1 MEDIA S.E.	25,180	62,312
5,070	RATIONAL A.G.	2,043,688	2,698,466
17,103	SAP S.E.	683,559	1,786,402
13,106	SIEMENS A.G. (REGISTERED)	795,701	1,801,521
21,310	STABILUS S.A.	1,262,498	1,654,823
33,787	TELEFONICA DEUTSCHLAND HOLDING A.G.	130,155	168,753
2,356	THYSSENKRUPP A.G.	44,466	66,936
9,713	TUI A.G. - CDI	124,901	141,561
7,071	TUI A.G. - CDI	57,698	102,688
4,249	UNIPER S.E.	47,803	79,759
404	VOLKSWAGEN A.G.	40,235	62,639
2,682	VONOVIA S.E.	98,410	106,494
1,702	ZALANDO S.E.(c)(e)	61,430	77,777
		20,047,938	32,767,722	5.64%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	81,210
		54,075	81,210	0.01%
Hong Kong:
563,000	AIA GROUP LTD.	2,831,427	4,113,910
181,500	BOC HONG KONG HOLDINGS LTD.	447,601	868,277
56,044	CHEUNG KONG PROPERTY HOLDINGS LTD.	165,366	438,951
52,044	CK HUTCHISON HOLDINGS LTD.	307,834	653,262
10,000	CK INFRASTRUCTURE HOLDINGS LTD.	46,496	84,022
34,500	CLP HOLDINGS LTD.	236,618	364,998
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	109,280
15,300	HANG SENG BANK LTD.	175,457	320,014
20,936	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	116,781
93,690	HONG KONG & CHINA GAS CO. LTD.	169,115	176,161
14,900	HONG KONG EXCHANGES & CLEARING LTD.	275,274	385,122
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	230
3,200	JARDINE MATHESON HOLDINGS LTD.	212,627	205,440
40,500	LINK REIT	84,196	308,129
272,800	LUK FOOK HOLDINGS INTERNATIONAL LTD.	872,448	932,924
30,500	MTR CORP. LTD.	88,703	171,692
43,500	NWS HOLDINGS LTD.	52,824	85,580
190,000	PCCW LTD.	77,805	108,051
24,000	POWER ASSETS HOLDINGS LTD.	139,092	211,951
172,800	SANDS CHINA LTD.	551,191	791,244
27,400	SINO LAND CO. LTD.	29,978	44,921
517,000	STELLA INTERNATIONAL HOLDINGS LTD.	1,145,145	927,063
8,000	SUN HUNG KAI PROPERTIES LTD.	65,036	117,529
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	185,560
628,900	TECHTRONIC INDUSTRIES CO. LTD.	2,044,519	2,891,791
786,000	VALUE PARTNERS GROUP LTD.	529,141	715,786
357,000	VINDA INTERNATIONAL HOLDINGS LTD.	681,287	722,464
150,500	VTECH HOLDINGS LTD.	2,024,699	2,384,498
83,500	WH GROUP LTD.(e)	45,547	84,276
6,000	WHARF HOLDINGS (THE) LTD.	50,398	49,722
19,000	WHEELOCK & CO. LTD.	30,489	143,337

See accompanying notes to financial statements.	63	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	$30,233	62,248
		13,623,230	18,775,214	3.23%
India:
411,676	DEWAN HOUSING FINANCE CORP. LTD.	1,966,450	2,784,525
119,551	HCL TECHNOLOGIES LTD.	1,403,527	1,573,791
40,080	HDFC BANK LTD. ADR(d)	2,555,048	3,485,758
535,545	JAIN IRRIGATION SYSTEMS LTD.	706,024	851,321
		6,631,049	8,695,395	1.50%
Ireland:
37,446	ACCENTURE PLC, CLASS A	3,937,063	4,631,321
1,332	AERCAP HOLDINGS N.V.(c)	50,212	61,845
16,075	CRH PLC	247,661	568,703
24,321	ICON PLC(c)	1,766,422	2,378,351
11,673	JAMES HARDIE INDUSTRIES PLC - CDI	105,224	183,923
3,255	KERRY GROUP PLC, CLASS A	214,084	280,054
34,275	MEDTRONIC PLC	2,642,435	3,041,906
506	PADDY POWER BETFAIR PLC	55,156	54,019
		9,018,257	11,200,122	1.93%
Israel:
1,031	AZRIELI GROUP LTD.	54,739	57,338
21,007	BANK HAPOALIM B.M.	79,922	141,759
2,481	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(c)	201,425	270,627
30,030	ISRAEL CHEMICALS LTD.	136,101	141,785
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	107,400
2,937	NICE LTD.	148,741	235,576
494	TARO PHARMACEUTICAL INDUSTRIES LTD.(c)	53,058	55,358
		725,121	1,009,843	0.17%
Italy:
25,746	ASSICURAZIONI GENERALI S.P.A.	314,339	423,738
18,890	ATLANTIA S.P.A.	374,706	531,613
40,765	AZIMUT HOLDING S.P.A.	589,227	817,124
25,272	BANCA MEDIOLANUM S.P.A.	87,322	209,700
81,915	ENEL S.P.A.	280,368	439,167
1,022	FERRARI N.V.	9,333	87,913
1,211	FERRARI N.V.	46,128	103,943
101,275	INTERPUMP GROUP S.P.A.	2,207,229	2,769,170
190,462	INTESA SANPAOLO S.P.A.	334,054	603,880
10,070	LEONARDO S.P.A.	50,331	167,346
40,876	LUXOTTICA GROUP S.P.A.	2,166,391	2,364,672
10,830	MEDIOBANCA S.P.A.	70,955	106,872
1,669	PRYSMIAN S.P.A.	29,837	49,086
695	RIZZOLI CORRIERE DELLA SERA MEDIAGROUP S.P.A.(c)	460	972
76,191	SNAM S.P.A.	276,534	332,074
290,733	TECHNOGYM S.P.A.(e)	1,828,782	2,239,749
30,527	TENARIS S.A.	385,417	475,927
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	187,045
14,256	TOD’S S.P.A.	957,725	889,024
23,123	UNICREDIT S.P.A.(c)	340,149	431,802
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	153,826	207,854
		10,633,481	13,438,671	2.31%
Japan:
1,400	ABC-MART, INC.	51,583	82,276
4,700	AEON CO. LTD.	52,433	71,331
4,800	AEON FINANCIAL SERVICE CO. LTD.	49,903	101,484
3,600	AEON MALL CO. LTD.	50,736	70,800
2,300	AISIN SEIKI CO. LTD.	37,584	117,582
15,000	AJINOMOTO CO., INC.	116,767	323,605
2,500	ALFRESA HOLDINGS CORP.	24,420	48,166
2,000	ALPS ELECTRIC CO. LTD.	49,738	57,613
2,000	AMADA HOLDINGS CO. LTD.	10,582	23,081
14,000	ANA HOLDINGS, INC.	35,110	48,594
40,600	ANICOM HOLDINGS, INC.	848,710	889,067
18,000	AOZORA BANK LTD.	51,121	68,495
67,700	ASAHI CO. LTD.	935,870	789,708
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	210,507
31,000	ASAHI KASEI CORP.	147,138	332,807
109,800	ASICS CORP.	1,766,783	2,032,484

See accompanying notes to financial statements.	64	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

 June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
37,000	ASTELLAS PHARMA, INC.	$236,149	452,158
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	51,078
33,000	BANK OF KYOTO (THE) LTD.	216,700	311,002
13,800	BRIDGESTONE CORP.	205,726	593,839
5,200	BROTHER INDUSTRIES LTD.	38,445	119,881
127,200	BUNKA SHUTTER CO. LTD.	985,958	973,720
15,500	CANON, INC.	438,724	525,877
57,800	CAPCOM CO. LTD.	1,206,755	1,368,494
3,300	CENTRAL JAPAN RAILWAY CO.	327,176	537,213
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	168,237
7,900	CITIZEN WATCH CO. LTD.	31,581	55,347
9,857	CONCORDIA FINANCIAL GROUP LTD.	47,717	49,655
14,701	CREDIT SAISON CO. LTD.	162,054	286,766
5,000	DAI NIPPON PRINTING CO. LTD.	46,806	55,479
137,500	DAIBIRU CORP.	1,376,777	1,427,873
16,500	DAI-ICHI LIFE HOLDINGS, INC.	198,959	297,286
9,700	DAIICHI SANKYO CO. LTD.	150,922	228,281
4,500	DAIKIN INDUSTRIES LTD.	124,473	458,902
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	186,655
13,600	DAIWA HOUSE INDUSTRY CO. LTD.	194,625	464,075
25,000	DAIWA SECURITIES GROUP, INC.	96,011	147,988
8,200	DENSO CORP.	185,234	345,716
2,800	DENTSU, INC.	46,871	133,683
84,200	DESCENTE LTD.	762,552	1,137,888
223,000	DOWA HOLDINGS CO. LTD.	1,453,661	1,687,246
7,000	EAST JAPAN RAILWAY CO.	392,789	668,726
3,800	EISAI CO. LTD.	133,730	209,638
7,500	ELECTRIC POWER DEVELOPMENT CO. LTD.	169,053	185,241
1,800	FAMILYMART UNY HOLDINGS CO. LTD.	52,590	102,903
3,100	FANUC CORP.	243,447	596,848
1,400	FAST RETAILING CO. LTD.	214,903	465,775
21,000	FUJI ELECTRIC CO. LTD.	51,969	110,531
60,200	FUJI OIL HOLDINGS, INC.	1,168,244	1,390,528
8,800	FUJIFILM HOLDINGS CORP.	165,274	316,088
18,000	FUJITSU LTD.	64,886	132,477
70,000	FUKUOKA FINANCIAL GROUP, INC.	230,551	332,341
3,200	FURUKAWA ELECTRIC CO. LTD.	65,376	142,254
49,500	HACHIJUNI BANK (THE) LTD.	214,554	313,790
3,000	HAMAMATSU PHOTONICS K.K.	52,686	92,020
2,400	HANKYU HANSHIN HOLDINGS, INC.	57,098	86,206
325	HIROSE ELECTRIC CO. LTD.	28,701	46,290
95,000	HITACHI LTD.	295,895	582,289
6,200	HITACHI METALS LTD.	47,471	86,103
12,400	HONDA MOTOR CO. LTD.	301,692	337,796
5,300	HOYA CORP.	112,594	274,860
147,600	IDOM, INC.	840,744	1,017,026
18,200	ITOCHU CORP.	192,005	270,067
4,000	J FRONT RETAILING CO. LTD.	31,099	61,311
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	126,650
8,600	JAPAN POST HOLDINGS CO. LTD.	102,805	106,587
43	JAPAN RETAIL FUND INVESTMENT CORP.	80,049	79,329
11,600	JAPAN TOBACCO, INC.	332,221	407,070
5,000	JTEKT CORP.	36,670	72,994
84,700	JXTG HOLDINGS, INC.	326,972	369,525
13,000	KAJIMA CORP.	44,950	109,571
2,100	KANSAI PAINT CO. LTD.	12,205	48,264
10,000	KAO CORP.	208,279	593,198
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	103,312
29,862	KDDI CORP.	239,416	789,860
8,000	KEIKYU CORP.	56,995	96,235
6,000	KEIO CORP.	36,571	50,144
2,500	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	66,681
10,362	KEYENCE CORP.	2,640,940	4,545,553
6,000	KIKKOMAN CORP.	52,867	191,509
12,000	KINTETSU GROUP HOLDINGS CO. LTD.	35,697	46,197
10,000	KIRIN HOLDINGS CO. LTD.	103,112	203,512
47,000	KOBAYASHI PHARMACEUTICAL CO. LTD.	2,007,787	2,787,197
5,700	KOMATSU LTD.	142,116	144,660
2,300	KONAMI HOLDINGS CORP.	50,313	127,602

See accompanying notes to financial statements.	65	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Japan (Cont’d):
21,000	KUBOTA CORP.	$129,773	352,412
153,000	KYB CORP.	643,454	782,174
4,100	KYOCERA CORP.	137,688	237,160
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	92,776
8,000	KYUSHU ELECTRIC POWER CO., INC.	70,471	97,017
1,400	LAWSON, INC.	63,601	97,835
1,900	LIXIL GROUP CORP.	21,742	47,451
2,400	M3, INC.	51,468	66,041
3,200	MAKITA CORP.	82,169	118,213
32,000	MARUBENI CORP.	162,807	206,496
6,500	MARUI GROUP CO. LTD.	32,287	95,701
11,400	MAZDA MOTOR CORP.	95,886	158,926
2,400	MEIJI HOLDINGS CO. LTD.	38,749	194,390
58,800	MEITEC CORP.	1,918,838	2,501,516
8,700	MINEBEA MITSUMI, INC.	84,406	139,618
36,800	MITSUBISHI CHEMICAL HOLDINGS CORP.	149,792	304,314
17,500	MITSUBISHI CORP.	230,376	366,570
40,000	MITSUBISHI ELECTRIC CORP.	322,860	574,528
31,000	MITSUBISHI ESTATE CO. LTD.	444,880	577,004
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	179,484
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	233,017
13,300	MITSUBISHI MOTORS CORP.	60,808	87,504
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	87,707
195,000	MITSUBISHI UFJ FINANCIAL GROUP, INC.	915,016	1,308,611
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	147,393
14,000	MITSUI & CO. LTD.	128,045	199,840
37,000	MITSUI CHEMICALS, INC.	87,469	195,732
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	11,709
370,200	MIZUHO FINANCIAL GROUP, INC.	565,773	676,053
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	177,615	277,828
3,600	MURATA MANUFACTURING CO. LTD.	162,615	546,361
198,000	NACHI-FUJIKOSHI CORP.	988,917	1,121,369
5,000	NGK INSULATORS LTD.	63,091	99,533
4,100	NGK SPARK PLUG CO. LTD.	48,644	87,085
6,000	NH FOODS LTD.	72,315	182,174
3,900	NIDEC CORP.	129,234	399,102
109,700	NIHON PARKERIZING CO. LTD.	1,508,147	1,631,723
2,600	NINTENDO CO. LTD.	285,625	871,020
22	NIPPON BUILDING FUND, INC.	90,970	112,274
17,000	NIPPON EXPRESS CO. LTD.	60,747	106,255
15,200	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	717,599
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	164,926
30,600	NISSAN MOTOR CO. LTD.	279,227	304,164
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	60,201
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	74,897
2,700	NITORI HOLDINGS CO. LTD.	87,310	361,040
4,000	NITTO DENKO CORP.	125,248	328,606
97,400	NOMURA HOLDINGS, INC.	360,220	583,144
8,400	NOMURA REAL ESTATE HOLDINGS, INC.	130,390	164,602
3,267	NOMURA RESEARCH INSTITUTE LTD.	43,930	128,531
7,000	NSK LTD.	50,459	87,317
7,000	NTT DATA CORP.	36,520	77,795
27,600	NTT DOCOMO, INC.	449,493	650,769
18,900	NTT URBAN DEVELOPMENT CORP.	159,857	182,152
12,000	OBAYASHI CORP.	48,665	140,938
7,400	OLYMPUS CORP.	153,138	269,749
1,100	OMRON CORP.	31,828	47,677
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	108,958
4,800	ORIENTAL LAND CO. LTD.	113,097	324,680
12,200	ORIX CORP.	138,498	188,735
12,000	OSAKA GAS CO. LTD.	36,678	49,024
6,100	OTSUKA HOLDINGS CO. LTD.	176,203	259,782
36,000	PANASONIC CORP.	242,138	487,788
2,600	PARK24 CO. LTD.	51,627	66,020
15,200	RAKUTEN, INC.	97,714	178,657
2,400	RECRUIT HOLDINGS CO. LTD.	31,274	41,204
19,300	RESONA HOLDINGS, INC.	74,265	106,131
1,200	RINNAI CORP.	52,047	111,705
4,200	ROHM CO. LTD.	166,807	322,258

See accompanying notes to financial statements.	66	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Japan (Cont’d):
200	RYOHIN KEIKAKU CO. LTD.	$45,535	49,913
2,300	SANKYO CO. LTD.	77,278	77,911
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	176,146
13,720	SBI HOLDINGS, INC.	111,165	185,658
3,400	SECOM CO. LTD.	133,812	257,702
7,300	SEGA SAMMY HOLDINGS, INC.	68,324	98,134
8,400	SEIBU HOLDINGS, INC.	139,989	155,117
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	232,434
6,000	SEKISUI HOUSE LTD.	44,394	105,597
13,300	SEVEN & I HOLDINGS CO. LTD.	300,882	547,254
77,400	SEVEN BANK LTD.	227,795	276,637
4,000	SHIMADZU CORP.	25,419	76,035
1,000	SHIMAMURA CO. LTD.	61,206	122,338
1,500	SHIMANO, INC.	58,204	237,119
6,000	SHIMIZU CORP.	50,949	63,534
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	833,092
4,300	SHIONOGI & CO. LTD.	83,066	239,286
5,900	SHISEIDO CO. LTD.	88,706	209,510
900	SMC CORP.	106,941	273,261
18,400	SOFTBANK GROUP CORP.	412,233	1,488,196
9,000	SOMPO HOLDINGS, INC.	202,248	347,197
19,400	SONY CORP.	280,843	739,261
27,300	SQUARE ENIX HOLDINGS CO. LTD.	605,737	893,212
43,300	STANLEY ELECTRIC CO. LTD.	786,864	1,305,063
5,700	SUBARU CORP.	26,572	191,867
15,500	SUGI HOLDINGS CO. LTD.	744,570	829,607
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	143,587
7,800	SUMITOMO CORP.	67,035	101,388
4,000	SUMITOMO DAINIPPON PHARMA CO. LTD.	45,511	54,519
8,800	SUMITOMO ELECTRIC INDUSTRIES LTD.	75,679	135,355
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	79,058
3,300	SUMITOMO MITSUI FINANCIAL GROUP, INC.	100,127	128,479
1,331	SUMITOMO MITSUI TRUST HOLDINGS, INC.	33,400	47,560
4,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	110,500	123,227
106,200	SUMITOMO RUBBER INDUSTRIES LTD.	1,553,593	1,790,222
9,300	SUZUKI MOTOR CORP.	199,522	440,711
33,285	SYSMEX CORP.	1,020,380	1,985,707
7,200	T&D HOLDINGS, INC.	71,473	109,432
14,000	TAIHEIYO CEMENT CORP.	29,931	50,909
17,000	TAISEI CORP.	55,809	155,074
5,000	TAKASHIMAYA CO. LTD.	31,428	47,522
10,100	TAKEDA PHARMACEUTICAL CO. LTD.	409,592	512,655
1,100	TDK CORP.	52,815	72,274
28,700	TECHNOPRO HOLDINGS, INC.	1,082,554	1,153,359
5,800	TEIJIN LTD.	67,529	111,436
5,800	TERUMO CORP.	117,165	228,184
2,000	THK CO. LTD.	29,290	56,546
9,000	TOBU RAILWAY CO. LTD.	46,244	49,051
1,500	TOHO CO. LTD.	25,533	46,144
17,000	TOHO GAS CO. LTD.	81,221	123,636
10,600	TOHOKU ELECTRIC POWER CO., INC.	96,604	146,548
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	595,460
28,100	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(c)	104,659	115,673
13,400	TOKYO ELECTRON LTD.	864,381	1,806,126
30,000	TOKYO GAS CO. LTD.	103,615	155,848
9,800	TOKYO TATEMONO CO. LTD.	110,919	128,256
25,000	TOKYU CORP.	103,448	190,487
20,000	TOKYU FUDOSAN HOLDINGS CORP.	69,576	118,071
17,000	TORAY INDUSTRIES, INC.	70,413	142,121
3,000	TOTO LTD.	30,029	114,425
3,000	TOYO SUISAN KAISHA LTD.	74,690	114,826
4,000	TOYOTA INDUSTRIES CORP.	101,266	210,180
46,662	TOYOTA MOTOR CORP.	1,594,403	2,444,803
1,800	TOYOTA TSUSHO CORP.	14,973	53,852
900	TREND MICRO, INC.	26,540	46,330
70,700	TSUMURA & CO.	2,019,631	2,866,344
7,800	UNICHARM CORP.	68,794	195,702
59,800	USHIO, INC.	714,020	750,723
4,900	USS CO. LTD.	56,003	97,281

See accompanying notes to financial statements.	67	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2017 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Japan (Cont’d):
4,100	WEST JAPAN RAILWAY CO.	$134,756	289,287
82,100	YAHOO JAPAN CORP.	310,884	356,941
2,500	YAKULT HONSHA CO. LTD.	74,984	170,038
16,300	YAMADA DENKI CO. LTD.	56,674	80,866
8,300	YAMAHA MOTOR CO. LTD.	106,577	213,856
3,000	YAMATO HOLDINGS CO. LTD.	46,642	60,774
4,000	YAMAZAKI BAKING CO. LTD.	44,679	79,627
5,000	YASKAWA ELECTRIC CORP.	48,019	105,846
		57,103,251	87,787,069	15.11%
Jordan:
2,797	HIKMA PHARMACEUTICALS PLC	58,456	53,551
		58,456	53,551	0.01%
Mexico:
3,986	FRESNILLO PLC	52,236	77,146
1,118,034	WAL-MART DE MEXICO S.A.B. DE C.V.	2,779,171	2,595,373
		2,831,407	2,672,519	0.46%
Netherlands:
54,400	AALBERTS INDUSTRIES N.V.	1,571,174	2,165,955
22,780	ACCELL GROUP	377,809	746,331
35,981	AEGON N.V.	133,041	183,739
6,271	AKZO NOBEL N.V.	339,845	544,989
10,414	ALTICE N.V., CLASS A(c)	150,435	240,266
3,262	ALTICE N.V., CLASS B(c)	50,824	75,278
104,755	ARCADIS N.V.	2,101,378	1,893,397
27,560	ARCELORMITTAL(c)	380,361	625,146
7,173	ASML HOLDING N.V.	106,863	934,780
38,630	BETER BED HOLDING N.V.	674,709	696,013
24,564	CORE LABORATORIES N.V.	2,747,527	2,487,596
3,610	EXOR N.V.	90,616	195,397
2,765	HEINEKEN HOLDING N.V.	148,540	253,433
3,662	HEINEKEN N.V.	128,663	356,061
321,305	ING GROEP N.V.	3,345,079	5,541,375
20,441	KONINKLIJKE AHOLD DELHAIZE N.V.	260,253	390,824
3,281	KONINKLIJKE DSM N.V.	122,903	238,484
51,375	KONINKLIJKE KPN N.V.	108,346	164,357
32,307	KONINKLIJKE PHILIPS N.V.	722,838	1,147,388
1,264	NN GROUP N.V.	37,113	44,927
4,877	NXP SEMICONDUCTORS N.V.(c)	393,113	533,788
8,116	QIAGEN N.V.(c)	119,394	269,987
3,238	RANDSTAD HOLDING N.V.	99,928	189,056
115,048	REFRESCO GROUP N.V.(e)	2,074,547	2,348,155
52,511	ROYAL DUTCH SHELL PLC, CLASS A	1,238,437	1,391,797
81,662	ROYAL DUTCH SHELL PLC, CLASS B	1,800,118	2,193,689
6,193	WOLTERS KLUWER N.V.	101,075	262,173
		19,424,929	26,114,381	4.50%
New Zealand:
16,545	AUCKLAND INTERNATIONAL AIRPORT LTD.	50,086	86,445
169,758	SPARK NEW ZEALAND LTD.	404,493	470,227
		454,579	556,672	0.10%
Norway:
13,773	DNB ASA	87,874	234,259
8,251	NORSK HYDRO ASA	33,839	45,738
106,292	ORKLA ASA	804,681	1,080,267
11,584	STATOIL ASA	201,736	192,032
14,536	TELENOR ASA	210,513	241,142
4,101	TGS NOPEC GEOPHYSICAL CO. ASA	74,796	84,046
60,850	TOMRA SYSTEMS ASA	503,097	743,429
2,500	YARA INTERNATIONAL ASA	58,115	93,906
		1,974,651	2,714,819	0.47%
Philippines:
780,461	METROPOLITAN BANK & TRUST CO.	1,363,480	1,353,356

See accompanying notes to financial statements.	68	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Philippines (Cont’d):
3,065,000	VISTA LAND & LIFESCAPES, INC.	$315,279	352,906
		1,678,759	1,706,262	0.29%
Poland:
23,200	CCC S.A.	1,222,714	1,408,660
		1,222,714	1,408,660	0.24%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	67,254
8,119	GALP ENERGIA SGPS S.A.	108,273	122,915
10,286	JERONIMO MARTINS SGPS S.A.	127,947	200,776
		284,749	390,945	0.07%
Russia:
93,940	YANDEX N.V., CLASS A(c)	2,242,995	2,464,986
		2,242,995	2,464,986	0.42%
Singapore:
124,600	CAPITALAND LTD.	247,485	316,761
36,000	CAPITALAND MALL TRUST	34,133	51,643
6,300	CITY DEVELOPMENTS LTD.	26,574	49,100
28,300	DBS GROUP HOLDINGS LTD.	159,243	426,324
26,500	GLOBAL LOGISTIC PROPERTIES LTD.	54,433	55,050
21,000	KEPPEL CORP. LTD.	53,869	95,943
7,840	KEPPEL REIT	3,194	6,520
6,000	OVERSEA-CHINESE BANKING CORP. LTD.	33,180	47,024
12,000	SINGAPORE AIRLINES LTD.	70,334	88,208
13,000	SINGAPORE EXCHANGE LTD.	40,226	69,308
22,000	SINGAPORE PRESS HOLDINGS LTD.	36,067	51,614
112,000	SINGAPORE TELECOMMUNICATIONS LTD.	184,276	316,455
4,600	UNITED OVERSEAS BANK LTD.	26,071	77,249
15,000	UOL GROUP LTD.	49,917	83,240
35,400	WILMAR INTERNATIONAL LTD.	68,955	86,138
		1,087,957	1,820,577	0.31%
South Africa:
7,274	MEDICLINIC INTERNATIONAL PLC	66,641	70,250
		66,641	70,250	0.01%
South Korea:
10,780	AMOREPACIFIC CORP.	3,043,990	2,864,240
138,142	BNK FINANCIAL GROUP, INC.	1,351,597	1,322,077
221,052	DGB FINANCIAL GROUP, INC.	2,290,725	2,279,783
10,323	HYUNDAI MIPO DOCKYARD CO. LTD.(c)	988,402	983,444
164	HYUNDAI MOTOR CO.	22,385	22,862
11,198	KIA MOTORS CORP.	512,977	373,870
37,754	KOREA INVESTMENT HOLDINGS CO. LTD.	1,698,641	2,313,119
2,444	SAMSUNG ELECTRONICS CO. LTD.	3,425,779	5,077,471
		13,334,496	15,236,866	2.62%
Spain:
13,770	ABERTIS INFRAESTRUCTURAS S.A.	177,462	255,099
1,260	ACCIONA S.A.	78,312	110,898
1,731	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	50,359	66,874
583	AENA S.A.(e)	50,199	113,764
5,299	AMADEUS IT GROUP S.A.	128,321	316,835
127,837	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	731,627	1,060,756
161,217	BANCO SANTANDER S.A.	711,881	1,066,504
7,551	BANKINTER S.A.	51,111	69,556
96,203	CAIXABANK S.A.	236,376	459,291
28,030	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	1,220,539	1,151,240
10,362	ENAGAS S.A.	213,104	290,548
12,912	FERROVIAL S.A.	235,630	286,617
16,489	GAS NATURAL SDG S.A.	264,629	385,886
15,282	GRIFOLS S.A.	273,864	425,624
53,268	IBERDROLA S.A.	257,035	421,804
48,504	INDUSTRIA DE DISENO TEXTIL S.A.	1,344,086	1,861,955
21,686	MAPFRE S.A.	49,735	75,743
26,579	RED ELECTRICA CORP. S.A.	390,097	555,385
46,787	REPSOL S.A.	567,753	716,066

See accompanying notes to financial statements.	69	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont’d):
7,381	TELEFONICA S.A.	$72,274	76,192
		7,104,394	9,766,637	1.68%
Sweden:
22,200	ASSA ABLOY AB, CLASS B	89,466	487,759
64,464	ATLAS COPCO AB, CLASS A	1,913,052	2,471,527
4,000	ATLAS COPCO AB, CLASS B	30,052	138,213
25,218	BULTEN AB	207,109	359,201
224,300	CLOETTA AB, CLASS B	877,318	923,856
24,710	DUNI AB	217,390	361,497
7,501	ELECTROLUX AB, CLASS B	95,788	245,828
8,600	ESSITY AB, CLASS B(c)	62,137	235,296
13,600	HENNES & MAURITZ AB, CLASS B	274,862	338,842
3,700	HEXAGON AB, CLASS B	56,830	175,893
17,500	HUSQVARNA AB, CLASS B	64,201	173,864
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	198,291
10,953	INVESTOR AB, CLASS B	150,033	527,843
3,000	KINNEVIK AB, CLASS B	51,225	91,837
3,301	LUNDIN PETROLEUM AB	46,596	63,515
41,436	NORDEA BANK AB	232,748	527,252
13,973	SANDVIK AB	86,678	219,761
13,348	SECURITAS AB, CLASS B	106,689	224,983
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	426,193
2,800	SKANSKA AB, CLASS B	23,703	66,438
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B	15,915	65,076
26,700	SVENSKA HANDELSBANKEN AB, CLASS A	161,721	382,212
59,340	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	304,553	424,375
112,540	TETHYS OIL AB	863,807	781,463
141,810	THULE GROUP AB (THE)(e)	2,214,346	2,661,241
25,108	VOLVO AB, CLASS B	162,740	427,969
		8,534,632	13,000,225	2.24%
Switzerland:
202,526	ABB LTD. (REGISTERED)	4,006,781	5,001,372
18,845	ADECCO GROUP A.G. (REGISTERED)	864,568	1,432,684
1,308	ARYZTA A.G.(c)	32,112	43,009
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	74,803
9,670	BASILEA PHARMACEUTICA A.G. (REGISTERED)(c)	757,259	814,825
9,050	BUCHER INDUSTRIES A.G. (REGISTERED)	2,534,668	2,847,886
35	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	50,308	202,941
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	209,146
30,452	CHUBB LTD.	2,939,505	4,427,112
33,684	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	2,339,573	2,775,092
26,209	CREDIT SUISSE GROUP A.G. (REGISTERED)(c)	305,324	378,826
990	GEBERIT A.G. (REGISTERED)	85,632	461,704
140	GIVAUDAN S.A. (REGISTERED)	76,496	280,029
124,017	GLENCORE PLC(c)	271,249	463,902
1,807	IDORSIA LTD.(c)	18,603	34,109
4,134	JULIUS BAER GROUP LTD.(c)	87,890	217,499
4,841	LAFARGEHOLCIM LTD. (REGISTERED)(c)	170,733	277,162
44,610	LOGITECH INTERNATIONAL S.A. (REGISTERED)	1,000,120	1,635,403
897	LONZA GROUP A.G. (REGISTERED)(c)	50,452	193,918
105,654	NESTLE S.A. (REGISTERED)	4,868,356	9,194,730
55,478	NOVARTIS A.G. (REGISTERED)	2,580,874	4,616,899
17,316	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	1,728,496	2,436,050
9,695	PARGESA HOLDING S.A. (BEARER)	636,914	737,564
12,677	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,678,439	3,228,411
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	292,215
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	122,112
1,304	SGS S.A. (REGISTERED)	2,779,948	3,157,668
77	SIKA A.G. (BEARER)	152,753	494,650
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	211,086
7,867	STMICROELECTRONICS N.V.	36,286	112,945
635	SULZER A.G. (REGISTERED)	30,609	71,983
984	SWATCH GROUP (THE) A.G. (BEARER)	257,037	363,369
743	SWISS LIFE HOLDING A.G. (REGISTERED)(c)	101,194	250,740
504	SWISS RE A.G.	37,466	46,069

See accompanying notes to financial statements.	70	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
529	SWISSCOM A.G. (REGISTERED)	$191,612	255,259
36,148	TE CONNECTIVITY LTD.	1,251,855	2,844,125
4,520	TECAN GROUP A.G. (REGISTERED)	827,025	849,886
276,520	UBS GROUP A.G. (REGISTERED)(c)	4,692,680	4,683,163
4,176	WOLSELEY PLC	70,461	256,342
4,668	ZURICH INSURANCE GROUP A.G.	912,788	1,358,681
		38,789,424	57,355,369	9.87%
Taiwan:
613,778	CHICONY ELECTRONICS CO. LTD.	1,588,959	1,555,631
206,000	GIANT MANUFACTURING CO. LTD.	1,153,615	1,178,304
1,091,000	KING YUAN ELECTRONICS CO. LTD.	1,073,928	1,117,181
323,000	MERIDA INDUSTRY CO. LTD.	1,692,528	1,730,736
101,496	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(d)	2,100,608	3,548,300
717,000	TRIPOD TECHNOLOGY CORP.	1,916,005	2,283,935
		9,525,643	11,414,087	1.97%
Thailand:
1,702,400	LPN DEVELOPMENT PCL (REGISTERED)	778,727	596,366
211,300	TISCO FINANCIAL GROUP PCL (REGISTERED)	413,651	472,735
296,300	TISCO FINANCIAL GROUP PCL NVDR	562,479	662,903
		1,754,857	1,732,004	0.30%
Turkey:
34,200	MAVI GIYIM SANAYI VE TICARET A.S., CLASS B(c)(e)	418,242	417,774
		418,242	417,774	0.07%
United Kingdom:
25,248	3I GROUP PLC	88,645	296,780
134,971	ABERDEEN ASSET MANAGEMENT PLC	477,788	530,895
2,834	ADMIRAL GROUP PLC	35,119	73,934
5,026	AGGREKO PLC	50,603	60,257
130,834	AMEC FOSTER WHEELER PLC	1,368,758	796,131
58,936	ANGLO AMERICAN PLC(c)	468,356	786,035
14,133	AON PLC	1,457,169	1,878,982
11,482	ASSOCIATED BRITISH FOODS PLC	349,112	439,071
26,375	ASTRAZENECA PLC	983,695	1,763,981
10,313	AUTO TRADER GROUP PLC(e)	51,982	51,042
76,752	AVIVA PLC	307,975	525,819
5,239	BABCOCK INTERNATIONAL GROUP PLC	41,807	60,081
52,785	BAE SYSTEMS PLC	280,055	435,530
318,603	BARCLAYS PLC	647,028	841,340
17,830	BELLWAY PLC	494,455	690,875
2,391	BERKELEY GROUP HOLDINGS PLC	71,739	100,494
40,530	BOVIS HOMES GROUP PLC	415,638	504,392
279,607	BP PLC	1,638,916	1,612,563
15,241	BRITISH AMERICAN TOBACCO PLC	352,060	1,038,982
37,587	BRITISH LAND (THE) CO. PLC	252,586	296,424
5,069	BUNZL PLC	39,524	151,056
8,202	BURBERRY GROUP PLC	40,549	177,440
30,021	CAPITA PLC	206,329	270,382
136,536	CENTRICA PLC	346,482	356,018
13,580	CNH INDUSTRIAL N.V.	56,886	153,786
1,447	COCA-COLA EUROPEAN PARTNERS PLC	55,218	58,849
419,666	COMPASS GROUP PLC	5,865,934	8,854,830
2,332	CRODA INTERNATIONAL PLC	82,807	118,000
267,400	DFS FURNITURE PLC	1,094,905	715,705
76,045	DIAGEO PLC	1,113,213	2,246,831
18,947	DIXONS CARPHONE PLC	76,376	69,985
3,792	EASYJET PLC	49,609	67,119
180,970	EXPERIAN PLC	3,225,426	3,712,344
10,222	FIAT CHRYSLER AUTOMOBILES N.V.(c)	17,872	108,660
24,413	FIAT CHRYSLER AUTOMOBILES N.V.(c)	161,492	257,363
395,304	FOXTONS GROUP PLC	997,621	487,833
30,218	G4S PLC	92,368	128,463
17,333	GKN PLC	51,515	73,596
57,423	GLAXOSMITHKLINE PLC	873,406	1,223,200
136,580	GREGGS PLC	1,521,318	1,921,197
25,875	HAMMERSON PLC	126,745	193,612
226,183	HSBC HOLDINGS PLC	1,416,410	2,096,612

See accompanying notes to financial statements.	71	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
54,150	IMI PLC	$770,522	842,806
24,043	IMPERIAL BRANDS PLC	671,493	1,079,891
12,262	INDIVIOR PLC(c)	11,861	49,940
4,334	INMARSAT PLC	35,770	43,437
1,338	INTERCONTINENTAL HOTELS GROUP PLC	52,044	74,360
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A. - CDI	90,834	259,890
103,895	ITV PLC	191,956	245,467
31,939	J SAINSBURY PLC	93,794	104,705
2,248	JOHNSON MATTHEY PLC	35,933	84,060
30,414	KINGFISHER PLC	60,107	119,115
579,352	LAIRD PLC	1,214,368	1,045,089
27,834	LAND SECURITIES GROUP PLC	262,915	367,237
26,807	LEGAL & GENERAL GROUP PLC	77,151	90,185
19,607	LIVANOVA PLC(c)	1,163,975	1,200,144
2,964,410	LLOYDS BANKING GROUP PLC	2,391,268	2,554,049
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	286,349
939,167	MAN GROUP PLC	1,670,043	1,893,542
9,044	MARKS & SPENCER GROUP PLC	34,946	39,261
7,217	MEGGITT PLC	16,687	44,828
9,380	MERLIN ENTERTAINMENTS PLC(e)	50,482	58,703
41,259	NATIONAL GRID PLC	403,679	511,476
2,148	NEXT PLC	36,823	107,878
73,408	OLD MUTUAL PLC	87,200	184,910
34,575	OXFORD INSTRUMENTS PLC	535,282	471,938
47,168	PRUDENTIAL PLC	735,049	1,081,852
59,669	RECKITT BENCKISER GROUP PLC	4,778,130	6,049,405
38,559	RELX N.V.	371,904	792,723
164,494	RELX PLC	1,819,961	3,556,470
23,247	RIO TINTO LTD.	733,396	1,130,486
41,280	RIO TINTO PLC	1,089,188	1,743,066
11,633	ROLLS-ROYCE HOLDINGS PLC(c)	110,936	134,999
474,138	ROLLS-ROYCE HOLDINGS PLC(c)	612	626
1,085,844	ROYAL BANK OF SCOTLAND GROUP PLC(c)	4,622,764	3,496,045
20,657	SAGE GROUP (THE) PLC	74,323	185,104
16,135	SEGRO PLC	67,053	102,806
8,093	SEVERN TRENT PLC	163,887	229,999
603,370	SIG PLC	1,352,484	1,167,787
19,613	SKY PLC	145,505	253,917
26,103	SMITH & NEPHEW PLC	251,030	450,472
2,453	SMITHS GROUP PLC	28,519	51,023
14,561	SSE PLC	257,387	275,561
13,349	ST. JAMES’S PLACE PLC	180,692	205,507
92,045	STANDARD CHARTERED PLC(c)	654,783	931,738
39,357	STANDARD LIFE PLC	131,737	204,581
1,424	TECHNIPFMC PLC(c)	35,975	38,619
1,075,526	TESCO PLC(c)	3,786,294	2,364,582
3,970	TRAVIS PERKINS PLC	69,979	75,234
2,073	UBM PLC	10,703	18,630
12,426	UNILEVER N.V. - CVA	385,591	685,775
24,244	UNILEVER PLC	545,189	1,312,008
14,205	UNILEVER PLC ADR(d)	478,204	768,775
26,193	UNITED UTILITIES GROUP PLC	260,684	295,948
781,910	VECTURA GROUP PLC(c)	1,221,304	1,139,588
83,528	VESUVIUS PLC	436,755	577,136
188,309	VODAFONE GROUP PLC	556,015	534,059
3,762	WEIR GROUP (THE) PLC	43,887	84,816
5,178	WHITBREAD PLC	168,592	267,538
20,383	WM MORRISON SUPERMARKETS PLC	52,509	64,033
57,600	WORLDPAY GROUP PLC(e)	192,852	236,166
23,432	WPP PLC	141,019	492,577
		63,329,311	78,985,400	13.60%
United States:
45,189	ARCH CAPITAL GROUP LTD.(c)	1,834,879	4,215,682
20,110	AXIS CAPITAL HOLDINGS LTD.	1,025,983	1,300,313
4,351	CARNIVAL PLC	131,345	287,881
46,780	FLEX LTD.(c)	538,998	762,982

See accompanying notes to financial statements.	72	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2017 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
United States (Cont’d):
13,765	SHIRE PLC	$520,154	759,798
		4,051,359	7,326,656	1.26%
	Sub-total Common Stocks:	393,356,309	547,647,839	94.26%
Master Limited Partnerships:
Canada:
1	BROOKFIELD BUSINESS PARTNERS L.P.	17	17
		17	17	0.00%
	Sub-total Master Limited Partnerships:	17	17	0.00%
Preferred Stocks:
Brazil:
187,700	ALPARGATAS S.A.(c)	600,320	776,772
195,359	TELEFONICA BRASIL S.A. ADR(d)	2,501,815	2,635,393
		3,102,135	3,412,165	0.59%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	125,392
1,217	HENKEL A.G. & CO. KGAA	101,251	167,495
1,443	PORSCHE AUTOMOBIL HOLDING S.E.	60,635	81,071
770	VOLKSWAGEN A.G.	99,996	117,275
		311,494	491,233	0.08%
South Korea:
92	HYUNDAI MOTOR CO. LTD.	8,465	9,368
312	SAMSUNG ELECTRONICS CO. LTD.	347,651	507,751
		356,116	517,119	0.09%
	Sub-total Preferred Stocks:	3,769,745	4,420,517	0.76%
Convertible Preferred Stocks:
Canada:
41,800	GRAN TIERRA ENERGY, INC.(c)	125,400	93,632
		125,400	93,632	0.02%
	Sub-total Convertible Preferred Stocks:	125,400	93,632	0.02%
Rights:
Spain:
1,731	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.(c)	1,476	1,384
		1,476	1,384	0.00%
	Sub-total Rights:	1,476	1,384	0.00%
Investment Companies:
United States:
37,500	ISHARES MSCI EAFE SMALL-CAP ETF	2,038,682	2,169,000
		2,038,682	2,169,000	0.37%
	Sub-total Investment Companies:	2,038,682	2,169,000	0.37%
Short-Term Investments:
24,146,052	NORTHERN INSTITUTIONAL FUNDS -U.S. GOVERNMENT SELECT PORTFOLIO, 0.82%(f)	24,146,052	24,146,052
	Sub-total Short-Term Investments:	24,146,052	24,146,052	4.16%
	Grand total(g)	$423,437,681	578,478,441	99.57%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Security has been deemed worthless and is a Level 3 investment.
(c)	Non-income producing assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.18% of net assets as of June 30, 2017.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31,2016, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $19,594,255 with net purchases of $4,551,797 during the six months ended June 30, 2017.

See accompanying notes to financial statements.	73	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2017 (unaudited)

(g)	At June 30, 2017, the cost for Federal income tax purposes was $426,258,965. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$160,519,188
Gross unrealized depreciation	(8,299,712)
Net unrealized appreciation	$152,219,476

At June 30, 2017, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	16.79%
Consumer Staples	11.00
Energy	4.25
Financials	20.02
Health Care	9.54
Industrials	15.95
Information Technology	11.54
Materials	5.40
Real Estate	2.06
Telecommunication Services	2.12
Utilities	1.33
100.00%

At June 30, 2017, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	22.90%
Japanese Yen	15.84
British Pound	13.98
United States Dollar	10.76
Swiss Franc	8.59
Canadian Dollar	5.81
All other currencies less than 5%	22.12
100.00%

At June 30, 2017, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty
Japanese Yen	71,913,904	United States Dollar	649,687	08/01/2017	$9,377	Northern Trust
Japanese Yen	149,340,960	United States Dollar	1,322,415	08/01/2017	(7,293)	Northern Trust
Chinese Offshore Yuan	5,861,881	United States Dollar	850,472	11/15/2017	(5,499)	Northern Trust
Chinese Offshore Yuan	17,738,821	United States Dollar	2,533,285	11/15/2017	(56,997)	Northern Trust
					$(60,412)

See accompanying notes to financial statements.	74	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2017 (unaudited)

Clearwater International Fund Portfolio Diversification

(as a percentage of net assets)

See accompanying notes to financial statements.	75	(Continued)

Item 2.	Code of Ethics

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6.	Investments

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable (the Trust is an open-end management investment company).

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11.	Controls and Procedures

(a)	The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on the principal executive officer and principal financial officer’s evaluation of these controls and procedures, as required by Rule 30a-3(b) under the 1940 Act, as of a date within 90 days of the filing date of this document.

(b)	There have been no significant changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date: August 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date: August 30, 2017

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date: August 30, 2017